UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code:         310-260-6639

Date of fiscal year end:         December 31

Date of reporting period:         December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

LARGE COMPANY GROWTH PORTFOLIO

LARGE COMPANY VALUE PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

SMALL COMPANY VALUE PORTFOLIO

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

WILSHIRE LARGE CAP CORE 130/30 FUND

December 31, 2007

www.wilfunds.com

Wilshire Mutual Funds, Inc.

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Funds Shareholder,

We are pleased to present this annual report to all shareholders of the Wilshire Mutual Funds, Inc., (the “Fund”). This report covers the period from January 1, 2007 to December 31, 2007 (the “Period”), for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund.

MARKET ENVIRONMENT

The most recent GDP figures showed improving economic activities during the 3rd quarter from the previous quarter. The GDP figure showed that the economy grew 4.9% during the 3rd quarter, confirming the solid 3.8% growth from the previous quarter. Inflation continued to be stable, particularly when measured excluding food & energy components. The core inflation rate grew at an annual rate of 2%, in line with the Federal Reserve comfort zone. However, inflationary concerns continued to weigh on investors’ minds as inflation was trending notably higher toward the end of the year. Rising energy prices was partially to blame for the persistent inflation concern. Oil prices advanced from $61 per barrel to finishing the year at $96 per barrel, a whopping 57% increase over the Period. During the 4th quarter, oil prices flirted with the $100 a barrel level. Job growth slowed toward the end of the year with only 18,000 new jobs in the month of December when a total of 264,000 jobs were created in the two previous months. According to the Department of Labor, the unemployment rate inched up to 5%, the highest since Q4 2006. The picture on the housing sector deteriorated further during the Period; existing home sales fell 20% year-over-year.

The sluggish domestic economy weighed heavily on the U.S. equity markets during the Period. The domestic market as measured by the comprehensive Dow Jones Wilshire 5000 Index advanced 5.62% for the Period, continuing the positive trend for the fifth consecutive year. The strength within the market was seen in large cap stocks and growth stocks, which took over the leadership roles from small cap and value stocks. The small cap value segment of the market was mired by its heavy exposure to housing stocks and financial companies, two industries that lost considerable ground during the year. Growth stocks on the other hand performed well, especially within the small cap growth segment.

Growth stocks outperformed value stocks partially due to their limited exposures to the financials sector, which was plagued by unrelenting losses from the sub-prime debt crisis. Financial stocks as a group are the largest component within the value indices, their beleaguered performance contributed to the underperformance of value stocks for the Period. For similar reasons, the Russell 1000 Value Index’s higher exposure to sub-prime mortgage originators contributed to its underperformance relative to the Russell 2000 Value Index over the Period. In contrast, cyclical sectors such as Industrials, Materials, and Energy continued to provide leadership and posted better returns over the Period.

For the sixth consecutive year, non-U.S. stocks performed better than U.S. stocks. In U.S. dollar terms, non-U.S. stocks as measured by the MSCI AC World ex US index returned 16.65% for the Period versus the 5.62% return for the Dow Jones Wilshire 5000 Index. The continuing valuation of the dollar partially contributed to the advance of non-U.S. stocks though emerging markets around the world provided the strongest leadership, particularly from the BRIC countries (Brazil, Russia, India, and China). Developed foreign markets gained 11.17%, almost twice the gain of the U.S. market and Emerging Markets had a spectacular year, returning 39.39% for the Period.

FUND PERFORMANCE OVERVIEW*.

Wilshire is pleased to discuss the results over the Period with our shareholders. In November 2007, we launched a brand new multi-manager large cap fund, “Wilshire Large Cap Core 130/30 Fund”. This fund is one of the latest examples of Wilshire’s access, insight, and innovations in research, risk management, and portfolio management. Combining multiple top-tier investment managers’ in-depth research in the domestic large cap space, the Wilshire Large Cap Core 130/30 Fund seeks to provide investors with consistent performance and style exposure to the domestic large cap segment of the market.

As of the end of the Period, four of the five funds outperformed their respective benchmark. The outperformance is chiefly attributed to Wilshire’s ability to generate positive returns through solid stock selection in each of the Funds. The Large Company Growth Portfolio, which is benchmarked to the Russell 1000 Growth Index, returned 16.33% and outperformed the benchmark by 4.51% for the Period. The Large Company Value Portfolio returned -2.00%, underperforming the Russell 1000 Value Index by 1.82% for the Period on a net-of-fee basis. The Small Company Growth Portfolio returned 8.36%, ahead the Russell 2000 Growth Index’s 7.05% return for the Period. While the Small Company Value Portfolio declined by 3.45% for the Period, it provided the strongest downside protection for investors. The Small Company Value Portfolio outperformed its benchmark, the Russell 2000 Value Index by 6.32% for the Period. The newly launched Wilshire Large Cap Core 130/30 Fund returned 1.21% for the month of December, outperforming the S&P 500 Index by 1.9%. The Dow Jones Wilshire 5000 Index Portfolio, which closely tracks the performance of the Dow Jones Wilshire 5000 Index, gained 4.75% for the Period.

Sincerely,

Lawrence E. Davanzo, President

*	The performance stated is for Investment Class Shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance quoted to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	16.33%
Five Years Ended 12/31/07	12.31%
Ten Years Ended 12/31/07	6.37%

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Growth Portfolio and the Russell 1000 Growth Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.41% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	16.80%
Five Years Ended 12/31/07	12.72%
Ten Years Ended 12/31/07	6.70%

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Growth Portfolio and the Russell 1000 Growth Index through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.02% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

For year ended December 31, 2007 (the “Period”), the Investment Class shares of the Large Company Growth Portfolio (the “Portfolio”) returned 16.33%. For the same period, the Portfolio’s benchmark, the Russell 1000 Growth Index returned 11.82%. The Portfolio outperformed the benchmark by 4.51% for the Period.

Despite overall market volatility during the last half of the Period, the energy and materials sectors continued to dominate market returns. The utilities sector also came in strong, especially as investors sought for a defensive profile. Consumers sectors, most notably the consumer discretionary sector showed signs of weakness as consumer confidence fell and global growth appeared to be slowing.

For the Period, our disciplined investment approach—combining unique investment philosophies and approaches, took advantage of the market opportunities and protected investors from excess exposure to certain sectors of the market. The Portfolio’s emphasis in investing in high quality companies with sustainable long-term growth will continue to benefit long-term rational investors.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Portfolio’s total long-term investments market value.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	(2.00)%
Five Years Ended 12/31/07	12.98%
Ten Years Ended 12/31/07	6.11%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Value Portfolio and the Russell 1000 Value Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.42% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	(1.92)%
Five Years Ended 12/31/07	13.27%
Ten Years Ended 12/31/07	6.37%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Large Company Value Portfolio and the Russell 1000 Value Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.12% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

For the year ended December 31, 2007 (the “Period”), the Investment Class shares of the Large Value Company Portfolio (the “Portfolio”) returned -2.00%. The Portfolio’s benchmark, the Russell 1000 Value Index returned -0.17% for the Period.

Value stocks trailed against their growth counterparts for most of the Period on disappointing news from the consumer related and financials sectors. Large value stocks underperformed growth stocks by 11.99% for the Period. Value stocks’ performance was heavily weighed down by financials and consumer related stocks, which came under pressure as the sub-prime debt crisis spread across the financial and consumer sectors of the economy. The same factors impacted the Portfolio for much of the Period, though the Portfolio outperformed the benchmark during the fourth quarter.

The Portfolio’s performance was hampered by financials stocks as the market digested the persistent negative news concerning sub-prime debt and the cooling housing market. The latest housing figures released in December showed further declining home prices in many major metropolitan areas and sparked further selling of financial and consumer stocks, two of the most heavily weighted sectors within the value index. On the positive end, the Portfolio posted strong performance from its stock selections within the technology sector, a bright spot during this gloomy period.

As the market evolves, the Portfolio is well positioned to adapt to the latest market challenges and opportunities.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Portfolio’s total long-term investments market value.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	8.36%
Five Years Ended 12/31/07	14.88%
Ten Years Ended 12/31/07	6.41%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Growth Portfolio and the Russell 2000 Growth Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.46% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	8.58%
Five Years Ended 12/31/07	15.19%
Ten Years Ended 12/31/07	6.65%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Growth Portfolio and the Russell 2000 Growth Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 1.21% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

2007 was a good year for small cap growth investors despite many challenges faced by small cap companies in general. For the year ended December 31, 2007 (the “Period”), the Investment Class shares of the Small Company Growth Portfolio (the “Portfolio”) returned 8.36%. For the same period, the Portfolio’s benchmark, the Russell 2000 Growth Index, returned 7.05%. The Portfolio outperformed the benchmark by 1.31% for the Period.

Growth companies strongly outperformed their value counterparts in the small cap segment of the market. The small value companies as measured by the Russell 2000 Value Index returned -9.77% for the Period, trailing the small cap growth index by 16.82%. After three consecutive years of underperformance, small cap growth stocks decisively outpaced small value stocks for the Period.

The Portfolio’s performance is attributed to its solid stock selections and judicious industry and sector decisions. The Portfolio posted strong outperformance from its stock selections within the consumer discretionary and the industrials sectors of the market. Plagued by the difficulties within the financials and consumers sectors, the Portfolio underweighted those sectors which proved to be beneficial to investors.

As the market evolves, the Portfolio is well positioned to adapt to the latest market challenges and opportunities.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Portfolio’s total long-term investments market value.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	(3.45)%
Five Years Ended 12/31/07	15.32%
Ten Years Ended 12/31/07	7.51%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Value Portfolio and the Russell 2000 Value Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 1.19% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	(3.18)%
Five Years Ended 12/31/07	15.67%
Ten Years Ended 12/31/07	7.79%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Small Company Value Portfolio and the Russell 2000 Value Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 0.91% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

For the year ended December 31, 2007 (the “Period”), the Investment Class shares of the Small Company Value Portfolio (the “Portfolio”) returned -3.45%. The Portfolio’s benchmark, the Russell 2000 Value Index returned -9.77% for the same period. During this challenging period, the Portfolio outperformed the benchmark by 6.32%.

2007 was a challenging year for small cap value investors. Having enjoyed four consecutive years of positive returns, small cap value investors experienced the first negative annual returns since 2002. Plagued by financial and housing stocks, the small cap value segment of the market was the worst performing segment for the domestic equity market. During this trying period, the Portfolio provided investors with better-than-benchmark performance consistently throughout the Period. While it didn’t prevent investors from seeing negative returns, the Portfolio showed significant downside protection in this volatile period for small cap value investors.

The Portfolio outperformed through judicious sector allocation and stock selection decisions. The best stock selections came from the consumer discretionary and industrials sectors. The Portfolio’s underweight to the consumer and financial sectors of the market also significantly benefited shareholders.

Despite its challenges during the Period, the Portfolio is well positioned to take advantage of market opportunities and to manage risks on behalf of its shareholders.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Portfolio’s total long-term investments market value.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	4.75%
Five Years Ended 12/31/07	12.78%
Inception (2/1/99) through 12/31/07	3.33%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Investment Class annual operating expense ratio is 0.68% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	4.97%
Five Years Ended 12/31/07	13.07%
Inception (2/1/99) through 12/31/07	3.60%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Institutional Class annual operating expense ratio is 0.39% as of 12/31/07.

*	Assumes reinvestment of distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

QUALIFIED CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	4.63%
Five Years Ended 12/31/07	12.63%
Inception (5/10/00) through 12/31/07	2.51%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Qualified Class annual operating expense ratio is 0.79% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

HORACE MANN CLASS SHARES

Average Annual Total Return *

One Year Ended 12/31/07	4.60%
Five Years Ended 12/31/07	12.67%
Inception (12/10/99) through 12/31/07	3.64%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of

Dow Jones Wilshire 5000 Index Portfolio and the Dow Jones Wilshire 5000 Index

through 12/31/07.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s Horace Mann Class annual operating expense ratio is 0.74% as of 12/31/07.

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2007, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

The Investment Class shares of the Dow Jones Wilshire 5000 Index Portfolio (the “Portfolio”) returned 4.75% for the year ended December 31, 2007 (the “Period”). The Portfolio’s benchmark, the Dow Jones Wilshire 5000 Index returned 5.62% for the same period.

U.S. equities enjoyed gains in the first half of the Period and struggled in the second half as stocks sold off sharply in late-July and early August led by growing concerns about the financial health of the domestic economy. The turbulence in the market was further driven by tighter lending requirement from the sub-prime fall out. Financial and consumer related sectors were badly hurt by the headline news. Mega cap banks reported write downs which drove consumer sentiment lower for much of the Period. Despite the challenges in certain sectors of the economy, the Portfolio closely followed its benchmark and posted its fifth consecutive year of positive returns.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Portfolio’s total long-term investments market value.

WILSHIRE LARGE CAP CORE 130/30 FUND COMMENTARY

INVESTMENT CLASS SHARES

Total Return *

Inception (11/15/07) through 12/31/07	1.21%

INSTITUTIONAL CLASS SHARES

Total Return *

Inception (11/15/07) through 12/31/07	1.23%

*	Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the period ended December 31, 2007, waivers were 1.49% and 1.29% of average net assets for the Investment Class and Institutional Class, respectively. Without such waivers and reimbursements, historical total returns would have been lower.

In November 2007, we launched a brand new multi-manager large cap fund, Wilshire Large Cap Core 130/30 Fund (the “Fund”). The Fund is one of the latest examples of Wilshire’s access, insight, and innovations in research, risk management, and portfolio management. Combining multiple top-tier investment managers’ in-depth research in the domestic large cap space, the Large Cap Core 130/30 Fund seeks to provide investors with consistent performance and style exposure to the domestic large cap segment of the market.

Over a brief period of time before the end of year, the Fund provided strong performance relative to its benchmark, the S&P 500 Index. Since the Fund’s inception, the Investment Class shares returned 1.21% versus the benchmark return of -0.69%.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

WILSHIRE LARGE CAP CORE 130/30 FUND COMMENTARY - (CONTINUED)

FUND SECTOR WEIGHTING*

(As of December 31, 2007)

*	Based on percent of Fund’s total long-term investments market value.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES For the Six Months Ended December 31, 2007 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the past six month period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES - (Continued) For the Six Months Ended December 31, 2007 (Unaudited)

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expense Ratio (1)	Expenses Paid During Period 07/01/07 — 12/31/07 (2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,065.60	1.46%	$7.64
Institutional Class	$1,000.00	$1,068.00	1.06%	$5.56
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.94	1.46%	$7.47
Institutional Class	$1,000.00	$1,019.97	1.06%	$5.43

Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$918.10	1.48%	$7.19
Institutional Class	$1,000.00	$919.70	1.16%	$5.64
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.84	1.48%	$7.57
Institutional Class	$1,000.00	$1,019.46	1.16%	$5.94

Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$989.00	1.41%	$7.11
Institutional Class	$1,000.00	$990.80	1.12%	$5.65
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.20	1.41%	$7.21
Institutional Class	$1,000.00	$1,019.67	1.12%	$5.73

Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$890.50	1.27%	$6.08
Institutional Class	$1,000.00	$892.20	0.96%	$4.60
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.91	1.27%	$6.50
Institutional Class	$1,000.00	$1,020.48	0.96%	$4.92

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES - (Continued) For the Six Months Ended December 31, 2007 (Unaudited)

	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expense Ratio (1)	Expenses Paid During Period 07/01/07 — 12/31/07 (2)
Dow Jones Wilshire 5000 Index Portfolio
Actual Fund Return
Investment Class	$1,000.00	$979.10	0.68%	$3.41
Institutional Class	$1,000.00	$979.70	0.41%	$2.06
Qualified Class	$1,000.00	$978.70	0.81%	$4.06
Horace Mann Class	$1,000.00	$978.20	0.76%	$3.81
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.90	0.68%	$3.48
Institutional Class	$1,000.00	$1,023.26	0.41%	$2.10
Qualified Class	$1,000.00	$1,021.24	0.81%	$4.15
Horace Mann Class	$1,000.00	$1,021.49	0.76%	$3.89

Wilshire Large Cap Core 130/30 Fund*
Actual Fund Return
Investment Class	$1,000.00	$1,012.30	3.51%	$17.90
Institutional Class	$1,000.00	$1,012.10	3.09%	$15.76
Hypothetical 5% Return
Investment Class	$1,000.00	$1,001.88	3.51%	$17.81
Institutional Class	$1,000.00	$1,002.41	3.09%	$15.68

*	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.5%

Consumer Discretionary — 6.9%
54,345	McDonald’s Corp.	0.6	$3,201,464
740,575	Other Securities	6.3	30,207,891

			33,409,355

Consumer Staples — 6.7%
77,172	Avon Products, Inc.	0.6	3,050,609
66,434	Coca-Cola Co. (The)	0.9	4,077,055
219,611	CVS Caremark Corp.	1.8	8,729,537
60,945	PepsiCo, Inc.	1.0	4,625,726
206,319	Other Securities	2.4	11,548,862

			32,031,789

Energy — 8.3%
56,390	Exxon Mobil Corp.	1.1	5,283,179
100,600	National Oilwell Varco, Inc.†(a)	1.5	7,390,076
66,045	Schlumberger, Ltd.	1.3	6,496,847
21,981	Transocean, Inc.†(a)	0.7	3,146,580
118,471	Williams Cos., Inc.	0.9	4,238,892
59,650	XTO Energy, Inc.	0.6	3,063,624
202,196	Other Securities	2.2	10,412,592

			40,031,790

Financials — 7.7%
74,990	American Express Co.	0.8	3,900,980
129,530	Charles Schwab Corp. (The)	0.7	3,309,491
12,970	CME Group, Inc.	1.9	8,897,420
24,234	Goldman Sachs Group, Inc. (The)	1.1	5,211,522
235,816	Other Securities	3.2	15,576,065

			36,895,478

Health Care — 18.3%
56,708	Aetna, Inc.	0.7	3,273,753
105,105	Allergan, Inc.	1.4	6,751,945
60,822	Express Scripts, Inc.†	0.9	4,440,006
220,260	Gilead Sciences, Inc.†	2.1	10,134,163
57,757	Johnson & Johnson	0.8	3,852,392
35,755	Medco Health Solutions, Inc.†	0.8	3,625,557
52,925	Merck & Co., Inc.	0.7	3,075,472
105,045	Schering-Plough Corp.	0.6	2,798,399
79,535	Stryker Corp.	1.2	5,942,855
61,090	Thermo Fisher Scientific, Inc.†(a)	0.7	3,523,671
48,195	WellPoint, Inc.†	0.9	4,228,147
667,762	Other Securities	7.5	36,241,562

			87,887,922

Industrials — 12.5%
39,549	Boeing Co.	0.7	3,458,956
69,066	Precision Castparts Corp.	2.0	9,579,454
55,316	Textron, Inc.	0.8	3,944,031
36,090	United Technologies Corp.	0.6	2,762,329
589,873	Other Securities	8.4	40,522,098

			60,266,868

Information Technology — 29.4%
113,161	Adobe Systems, Inc.†	1.0	4,835,370
93,300	Apple, Inc.†	3.8	18,480,864
377,102	Cisco Systems, Inc.†	2.1	10,208,151
125,000	Cognizant Technology Solutions Corp., Class A†	0.9	4,242,500
391,650	EMC Corp.†	1.5	7,257,275
20,689	Google, Inc., Class A†	3.0	14,306,030
111,007	Hewlett-Packard Co.	1.2	5,603,633
279,400	Intel Corp.	1.5	7,448,804
58,103	International Business Machines Corp.	1.3	6,280,934
101,890	Juniper Networks, Inc.†	0.7	3,382,748
80,340	MEMC Electronic Materials, Inc.†	1.5	7,109,287
342,409	Microsoft Corp.	2.5	12,189,760
204,465	Oracle Corp.†	1.0	4,616,820
93,679	QUALCOMM, Inc.	0.8	3,686,269
87,218	Texas Instruments, Inc.	0.6	2,913,081

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
Information Technology (continued)
855,268	Other Securities	6.0	$29,046,825

			141,608,351

Materials — 5.1%
106,850	Monsanto Co.	2.5	11,934,077
216,838	Other Securities	2.6	12,662,944

			24,597,021

Telecommunication Services — 2.6%
99,605	America Movil SAB de CV ADR, Series L (a)	1.3	6,114,751
95,311	Verizon Communications, Inc.	0.9	4,164,137
44,820	Other Securities	0.4	2,043,672

			12,322,560

Utilities — 2.0%
36,652	Exelon Corp.	0.6	2,992,269
120,634	Other Securities	1.4	6,871,207

			9,863,476

Total Common Stock (Cost $ 375,056,219)			478,914,610

MONEY MARKET FUND — 6.6%

31,794,565	PNC Institutional Money Market Trust 4.92% (Cost $31,794,565)(b)(c)	6.6	31,794,565

Total Investments — 106.1% (Cost $ 406,850,784)			510,709,175
Other Assets & Liabilities, Net — (6.1)%			(29,395,954)

NET ASSETS — 100.0% $			$481,313,221

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 100.1%

Consumer Discretionary — 10.3%
5,500	Amazon.com, Inc.†	0.8	$509,520
20,350	Home Depot, Inc. (The)	0.8	548,229
6,450	Magna International, Inc., Class A	0.8	518,774
20,100	McDonald’s Corp.	1.8	1,184,091
23,125	TJX Cos., Inc.	1.0	664,381
6,475	Whirlpool Corp.(a)	0.8	528,554
113,600	Other Securities	4.3	2,806,838

			6,760,387

Consumer Staples — 8.4%
22,200	Altria Group, Inc.	2.6	1,677,876
31,500	Kroger Co. (The)	1.3	841,365
16,700	Safeway, Inc.	0.9	571,307
14,525	Wal-Mart Stores, Inc.	1.0	690,373
34,232	Other Securities	2.6	1,715,551

			5,496,472

Energy — 12.0%
17,500	Chevron Corp.	2.5	1,633,275
24,100	Exxon Mobil Corp.	3.4	2,257,929
23,500	Marathon Oil Corp.	2.2	1,430,210
7,000	National Oilwell Varco, Inc.†(a)	0.8	514,220
9,900	Valero Energy Corp.	1.1	693,297
18,075	Other Securities	2.1	1,370,631

			7,899,562

Financials — 28.9%
13,125	Allstate Corp. (The)	1.0	685,519
9,400	Ameriprise Financial, Inc.	0.8	518,034
27,800	Bank of America Corp.	1.7	1,147,028
10,900	Capital One Financial Corp.	0.8	515,134
33,675	Citigroup, Inc.	1.5	991,392
17,725	Fannie Mae	1.1	708,646
20,725	Freddie Mac	1.1	706,101
6,400	Goldman Sachs Group, Inc. (The)	2.1	1,376,320
31,950	JPMorgan Chase & Co.	2.1	1,394,617
10,150	Morgan Stanley	0.8	539,066
21,200	optionsXpress Holdings, Inc.	1.1	716,984
9,700	State Street Corp.	1.2	787,640
8,375	Torchmark Corp.	0.8	506,939
26,500	Travelers Cos., Inc. (The)	2.2	1,425,700
25,700	UNUM Group	0.9	611,403
33,800	Wells Fargo & Co.(a)	1.6	1,020,422
15,185	XL Capital, Ltd., Class A	1.2	763,957
133,531	Other Securities	7.0	4,594,312

			19,009,214

Health Care — 11.0%
12,200	AmerisourceBergen Corp.	0.8	547,414
23,875	Bristol-Myers Squibb Co.(a)	1.0	633,165
8,500	Coventry Health Care, Inc.†	0.8	503,625
7,575	Johnson & Johnson	0.8	505,252
75,750	Pfizer, Inc.	2.6	1,721,798
11,000	UnitedHealth Group, Inc.	1.0	640,200
48,975	Other Securities	4.1	2,704,601

			7,256,055

Industrials — 6.3%
16,200	Honeywell International, Inc.	1.5	997,434
9,250	Parker Hannifin Corp.	1.1	696,617
50,075	Other Securities	3.8	2,474,472

			4,168,523

Information Technology — 8.1%
7,100	International Business Machines Corp.	1.2	767,510
45,400	Oracle Corp.†	1.6	1,025,132
23,175	Telefonaktiebolaget LM Ericsson ADR	0.8	541,136

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
Information Technology (continued)
105,800	Other Securities	4.5	$2,971,357

			5,305,135

Materials — 5.8%
13,900	Celanese Corp., Series A	0.9	588,248
13,700	Freeport-McMoRan Copper & Gold, Inc.	2.1	1,403,428
8,600	United States Steel Corp.	1.6	1,039,826
8,400	Other Securities	1.2	757,580

			3,789,082

Telecommunication Services — 3.7%
20,100	AT&T, Inc.	1.3	835,356
68,900	Other Securities	2.5	1,622,276

			2,457,632

Utilities — 5.6%
11,800	American Electric Power Co., Inc.	0.8	549,408
23,100	Mirant Corp.†	1.4	900,438
77,925	Other Securities	3.4	2,228,302

			3,678,148

Total Common Stock (Cost $ 62,796,964)			65,820,210

MONEY MARKET FUND — 8.5%
5,644,731	PNC Institutional Money Market Trust 4.92% (Cost $5,644,731)(b)(c)	8.5	5,644,731

Total Investments — 108.6% (Cost $ 68,441,695)			71,464,941
Other Assets & Liabilities, Net — (8.6)%			(5,681,466)

NET ASSETS — 100.0%			$65,783,475

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.4%

Consumer Discretionary — 9.5%
8,710	American Apparel, Inc.(a)	0.7	$130,650
2,525	Priceline.com, Inc.†(a)	1.5	290,022
2,064	Strayer Education, Inc.	1.9	352,077
60,766	Other Securities	5.4	1,035,220

			1,807,969

Consumer Staples — 0.6%
23,600	Other Securities	0.6	109,129

Energy — 7.6%
2,800	ATP Oil & Gas Corp.†	0.7	141,512
2,600	Carrizo Oil & Gas, Inc.†	0.8	142,350
2,638	Exterran Holdings, Inc.†	1.1	215,788
12,600	Petroquest Energy, Inc.†	1.0	180,180
86,868	Other Securities	4.0	759,268

			1,439,098

Financials — 1.4%
3,805	Other Securities	1.4	257,422

Health Care — 21.4%
2,280	Gen-Probe, Inc.†	0.8	143,480
5,730	HMS Holdings Corp.†	1.0	190,293
1,985	Hologic, Inc.†(a)	0.7	136,250
2,540	ICON PLC, ADR†	0.8	157,124
6,095	inVentiv Health, Inc.†	1.0	188,701
2,893	Inverness Medical Innovations, Inc.†	0.9	162,529
3,421	Omrix Biopharmaceuticals, Inc.†	0.6	118,846
2,642	OSI Pharmaceuticals, Inc.†(a)	0.7	128,163
3,080	Pediatrix Medical Group, Inc.†	1.1	209,902
6,076	Providence Service Corp.†	0.9	170,979
5,740	Psychiatric Solutions, Inc.†	1.0	186,550
1,425	Ventana Medical Systems, Inc.†	0.6	124,303
148,873	Other Securities	11.3	2,146,114

			4,063,234

Industrials — 21.8%
8,882	AAR Corp.†	1.8	337,782
4,140	BE Aerospace, Inc.†(a)	1.1	219,006
1,275	Bucyrus International, Inc., Class A	0.7	126,722
5,420	Chart Industries, Inc.†	0.9	167,478
6,680	Cornell Cos., Inc.†	0.8	155,778
2,107	General Cable Corp.†	0.8	154,401
3,513	GeoEye, Inc.†	0.6	118,212
2,332	Middleby Corp.†	0.9	178,678
2,480	Ritchie Bros Auctioneers, Inc.	1.1	205,096
1,025	Sunpower Corp., Class A†(a)	0.7	133,650
2,630	Triumph Group, Inc	1.1	216,580
9,743	Wabtec Corp.	1.8	335,549
64,924	Other Securities	9.5	1,802,706

			4,151,638

Information Technology — 25.6%
5,340	Blackboard, Inc.†	1.1	214,935
6,036	Diodes, Inc.†	1.0	181,503
1,900	Equinix, Inc.†(a)	1.0	192,033
5,394	Euronet Worldwide, Inc.†(a)	0.9	161,820
4,426	Flir Systems, Inc.†	0.7	138,534
2,200	Itron, Inc.†(a)	1.1	211,134
1,830	Micros Systems, Inc.†	0.7	128,393
10,490	Microsemi Corp.†	1.2	232,249
1,400	MicroStrategy, Inc., Class A†	0.7	133,140
4,690	Netlogic Microsystems, Inc.†	0.8	151,018
6,936	NICE Systems, Ltd. ADR †	1.3	238,044

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
Information Technology (continued)
11,920	Perficient, Inc.†	1.0	$187,621
197,880	Other Securities	14.1	2,687,194

			4,857,618

Materials — 5.3%
3,137	AK Steel Holding Corp.†	0.8	145,055
6,275	Compass Minerals International, Inc.	1.3	257,275
1,720	Haynes International, Inc.†	0.6	119,540
2,185	RTI International Metals, Inc.†	0.8	150,612
17,078	Other Securities	1.8	344,623

			1,017,105

Telecommunication Services — 3.1%
61,618	Other Securities	3.1	588,628

Utilities — 2.1%
3,757	Integrys Energy Group, Inc.	1.0	194,199
2,139	ITC Holdings Corp.	0.6	120,682
2,034	Other Securities	0.5	83,986

			398,867

Total Common Stock (Cost $ 16,845,028)			18,690,708

RIGHTS — 0.0%

80	Other Securities (Cost $0)	0.0	0

MONEY MARKET FUND — 16.9%

3,221,906	PNC Institutional Money Market Trust 4.92% (Cost $3,221,906)(b)(c)	16.9	3,221,906

Total Investments — 115.3% (Cost $20,066,934)			21,912,614
Other Assets & Liabilities, Net — (15.3)%			(2,912,569)

NET ASSETS — 100.0%			$19,000,045

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 97.8%

Consumer Discretionary — 8.0%
8,200	Bob Evans Farms, Inc.	0.8	$220,826
9,600	Hooker Furniture Corp.	0.7	192,960
8,600	Jackson Hewitt Tax Service, Inc	1.0	273,050
1,700	Priceline.com, Inc.†(a)	0.7	195,262
9,400	Sauer-Danfoss, Inc.	0.9	235,470
102,147	Other Securities	3.9	1,056,484

			2,174,052

Consumer Staples — 5.1%
8,300	Casey’s General Stores, Inc.	0.9	245,763
4,948	Corn Products International, Inc.	0.7	181,839
25,050	Del Monte Foods Co.	0.9	236,973
8,450	WD-40 Co.	1.2	320,846
26,499	Other Securities	1.4	396,769

			1,382,190

Energy — 9.8%
4,500	Bill Barret Corp.†(a)	0.7	188,415
5,700	Denbury Resources, Inc.†	0.6	169,575
8,037	Exterran Holdings, Inc.†	2.4	657,427
23,400	Warren Resources, Inc.†	1.2	330,642
95,320	Other Securities	4.9	1,338,171

			2,684,230

Financials — 18.3%
2,590	Affiliated Managers Group, Inc.†(a)	1.1	304,221
65,600	Alesco Financial, Inc.(a)	0.8	215,168
5,293	Alexandria Real Estate Equities, Inc.	2.0	538,139
4,018	Jones Lang LaSalle, Inc.	1.1	285,921
6,866	National Financial Partners Corp.	1.2	313,158
16,754	Phoenix Cos., Inc. (The)	0.7	198,870
4,523	Safety Insurance Group, Inc.	0.6	165,632
3,950	WSFS Financial Corp.	0.7	198,290
173,169	Other Securities	10.1	2,761,424

			4,980,823

Health Care — 5.9%
3,089	Bio-Rad Laboratories, Inc., Class A†	1.2	320,082
7,100	Community Health Systems, Inc.†(a)	1.0	261,706
3,133	Inverness Medical Innovations, Inc.†	0.6	176,012
80,768	Other Securities	3.1	847,005

			1,604,805

Industrials — 18.7%
8,200	AGCO Corp.†	2.0	557,436
7,233	Alaska Air Group, Inc.†	0.7	180,897
5,200	Albany International Corp., Class A	0.7	192,920
5,200	Belden, Inc.	0.8	231,400
15,340	Briggs & Stratton Corp.(a)	1.3	347,604
7,498	Corrections Corp. of America†	0.8	221,266
13,950	Gibraltar Industries, Inc.	0.8	215,109
20,200	Griffon Corp.†	0.9	251,490
5,700	Kadant, Inc.†	0.6	169,119
4,700	Kennametal, Inc	0.7	177,942
6,450	Lincoln Electric Holdings, Inc.	1.7	459,111
19,250	Marten Transport, Ltd.†	1.0	268,537
64,210	Other Securities	6.7	1,836,187

			5,109,018

Information Technology — 12.0%
4,200	CommScope, Inc.†	0.8	206,682
14,099	Electronics for Imaging†	1.2	316,946
22,250	Keithley Instruments, Inc.	0.8	215,380

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
Information Technology (continued)
4,436	Standard Microsystems Corp.†	0.6	$173,315
9,108	Zoran Corp.†	0.7	205,021
213,835	Other Securities	7.9	2,161,270

			3,278,614

Materials — 10.3%
4,850	Aptargroup, Inc.	0.7	198,413
3,800	Century Aluminum Co.†	0.8	204,972
3,461	CF Industries Holdings, Inc.	1.4	380,918
18,500	Glatfelter	1.1	283,235
17,450	Sappi, Ltd. ADR	0.9	251,629
22,400	Wausau Paper Corp.	0.7	201,376
63,222	Other Securities	4.7	1,273,976

			2,794,519

Telecommunication Services — 4.6%
15,331	Alaska Communications Systems Group, Inc.		229,965
175,655	Other Securities	3.8	1,029,009

			1,258,974

Utilities — 5.1%
10,317	Black Hills Corp.	1.6	454,980
28,381	Other Securities	3.5	948,373

			1,403,353

Total Common Stock (Cost $25,658,166)			26,670,578

MONEY MARKET FUND — 14.6%

3,984,705	PNC Institutional Money Market Trust 4.92% (Cost $3,984,705)(b)(c)	14.6	3,984,705

Total Investments — 112.4% (Cost $29,642,871)			30,655,283
Other Assets & Liabilities, Net — (12.4)%			(3,373,855)

NET ASSETS — 100.0%			$27,281,428

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%

Consumer Discretionary — 9.3%
18,700	McDonald’s Corp.	0.4	$1,101,617
58,674	Time Warner, Inc.	0.3	968,708
30,270	Walt Disney Co. (The)	0.4	977,116
842,320	Other Securities	8.2	21,191,961

			24,239,402

Consumer Staples — 8.8%
34,025	Altria Group, Inc.	1.0	2,571,610
33,420	Coca-Cola Co. (The)	0.8	2,050,985
22,992	CVS Caremark Corp.	0.4	913,932
25,290	PepsiCo, Inc.(a)	0.7	1,919,511
49,702	Procter & Gamble Co.	1.4	3,649,121
40,545	Wal-Mart Stores, Inc.	0.8	1,927,104
249,383	Other Securities	3.7	9,675,320

			22,707,583

Energy — 12.0%
34,399	Chevron Corp.	1.3	3,210,459
23,751	ConocoPhillips	0.8	2,097,213
88,150	Exxon Mobil Corp.	3.2	8,258,774
14,510	Occidental Petroleum Corp.	0.4	1,117,125
19,400	Schlumberger, Ltd.	0.7	1,908,378
336,336	Other Securities	5.6	14,558,862

			31,150,811

Financials — 17.9%
17,450	American Express Co.	0.4	907,749
35,550	American International Group, Inc.	0.8	2,072,565
71,986	Bank of America Corp.	1.1	2,970,142
18,463	Bank of New York Mellon Corp. (The)	0.3	900,256
433	Berkshire Hathaway, Inc., Class B†	0.8	2,050,688
79,900	Citigroup, Inc.	0.9	2,352,256
1,325	CME Group, Inc.	0.4	908,950
5,470	Goldman Sachs Group, Inc. (The)	0.5	1,176,324
53,430	JPMorgan Chase & Co.	0.9	2,332,219
32,802	Wachovia Corp.(a)	0.5	1,247,460
51,004	Wells Fargo & Co.(a)	0.6	1,539,811
878,525	Other Securities	10.7	27,818,425

			46,276,845

Health Care — 11.9%
25,850	Abbott Laboratories	0.5	1,451,478
46,135	Johnson & Johnson	1.2	3,077,204
17,768	Medtronic, Inc.	0.3	893,197
34,958	Merck & Co., Inc.	0.8	2,031,409
109,911	Pfizer, Inc.	1.0	2,498,277
20,812	UnitedHealth Group, Inc.	0.5	1,211,258
20,550	Wyeth	0.3	908,104
522,326	Other Securities	7.3	18,821,641

			30,892,568

Industrials — 12.0%
10,450	3M Co.	0.3	881,144
10,750	Boeing Co.	0.4	940,195
164,496	General Electric Co.	2.4	6,097,867
14,244	United Technologies Corp.	0.4	1,090,236
524,794	Other Securities	8.5	22,014,689

			31,024,131

Information Technology — 16.4%
14,300	Apple, Inc.†	1.1	2,832,544
96,823	Cisco Systems, Inc.†	1.0	2,620,999
3,200	Google, Inc., Class A†	0.9	2,212,736
41,577	Hewlett-Packard Co.	0.8	2,098,807
92,516	Intel Corp.	1.0	2,466,477
21,620	International Business Machines Corp.	0.9	2,337,122
132,440	Microsoft Corp.	1.8	4,714,864
62,330	Oracle Corp.†	0.5	1,407,411
26,875	QUALCOMM, Inc.	0.4	1,057,531

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Percentage of Net Assets (%)	Value
Information Technology (continued)
965,215	Other Securities	8.0	$20,729,999

			42,478,490

Materials — 3.9%
9,080	Monsanto Co	0.4	1,014,145
224,806	Other Securities	3.5	9,019,621

			10,033,766

Telecommunication Services — 3.3%
97,324	AT&T, Inc.	1.5	4,044,785
45,509	Verizon Communications, Inc.	0.8	1,988,288
160,843	Other Securities	1.0	2,504,893

			8,537,966

Utilities — 3.8%
10,774	Exelon Corp.	0.4	879,589
226,522	Other Securities	3.4	8,862,875

			9,742,464

Total Common Stock (Cost $195,307,165)			257,084,026

WARRANTS — 0.0%

422	Other Securities (Cost $1,075)	0.0	565

RIGHTS — 0.0%
119	Other Securities (Cost $0)	0.0	0

MONEY MARKET FUND — 6.9%

18,070,620	PNC Institutional Money Market Trust 4.92% (Cost $18,070,620)(b)(c)	6.9	18,070,620

Total Investments — 106.2% (Cost $213,378,860)			275,155,211
Other Assets & Liabilities, Net — (6.2)%			(16,143,496)

NET ASSETS — 100.0%			$259,011,715

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 122.1%

Consumer Discretionary — 11.8%
2,160	Abercrombie & Fitch Co., Class A(a)	$172,735
2,260	Amazon.com, Inc.†(a)	209,366
120	AutoNation, Inc.†	1,879
500	Autozone, Inc.†	59,955
400	Bally Technologies, Inc.†	19,888
100	Best Buy Co., Inc.(a)	5,265
1,550	Carnival Corp.(a)	68,960
170	CBS Corp., Class B(a)	4,632
480	Chipotle Mexican Grill, Inc., Class B†(a)	59,064
150	Clear Channel Communications, Inc.(a)	5,178
160	Comcast Corp., Class A†	2,922
2,660	Darden Restaurants, Inc.(a)	73,709
3,500	DIRECTV Group, Inc. (The)†(a)	80,920
220	Eastman Kodak Co.	4,811
1,900	EchoStar Communications Corp., Class A†(a)	71,668
400	Fossil, Inc.†	16,792
1,835	GameStop Corp., Class A†	113,972
2,260	Gannett Co., Inc.(a)	88,140
310	Gap, Inc. (The)(a)	6,597
270	Garmin, Ltd.	26,190
2,130	Goodyear Tire & Rubber Co. (The)†(a)	60,109
220	H&R Block, Inc.(a)	4,085
90	Harley-Davidson, Inc.(a)	4,204
140	Home Depot, Inc. (The)(a)	3,772
1,600	IAC/InterActiveCorp.†	43,072
4,640	Johnson Controls, Inc.(a)	167,226
50	Liberty Media Corp. - Capital Series A†(a)	5,825
140	Macy’s, Inc.(a)	3,622
3,780	McDonald’s Corp.(a)	222,680
90	McGraw-Hill Cos., Inc. (The)	3,943
280	News Corp., Class A(a)	5,737
40	News Corp., Class B	850
860	Nike, Inc., Class B(a)	55,246
815	Nordstrom, Inc.	29,935
80	Omnicom Group, Inc.(a)	3,802
555	Priceline.com, Inc.†	63,747
1,210	Royal Caribbean Cruises, Ltd.	51,352
1,150	Sherwin-Williams Co. (The)(a)	66,746
400	Target Corp.	20,000
100	Tiffany & Co.(a)	4,603
310	Time Warner, Inc.	5,118
1,920	TJX Cos., Inc.(a)	55,162
70	VF Corp.(a)	4,806
1,120	Viacom, Inc., Class A†(a)	49,258
110	Viacom, Inc., Class B†(a)	4,831
1,200	WABCO Holdings, Inc.	60,108
8,220	Walt Disney Co. (The)	265,342
120	Yum! Brands, Inc.(a)	4,592

		2,362,416

Consumer Staples — 10.1%
2,720	Altria Group, Inc.	205,578
170	Archer-Daniels-Midland Co.(a)	7,893
2,080	Avon Products, Inc.(a)	82,222
3,135	BJ’s Wholesale Club, Inc.†(a)	106,057
50	Bunge, Ltd.(a)	5,820
5,350	Coca-Cola Co. (The)(a)	328,329
2,280	Colgate-Palmolive Co.(a)	177,749
150	ConAgra Foods, Inc.	3,568
170	Constellation Brands, Inc., Class A†	4,019
100	Costco Wholesale Corp.	6,976
5,615	CVS Caremark Corp.(a)	223,196
500	Energizer Holdings, Inc.†(a)	56,065
900	Estee Lauder Cos., Inc. (The), Class A(a)	39,249

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Staples (continued)
300	General Mills, Inc.	$17,100
910	Hansen Natural Corp.†(a)	40,304
100	Kraft Foods, Inc., Class A	3,263
1,800	Kroger Co. (The)(a)	48,078
1,000	Molson Coors Brewing Co., Class B(a)	51,620
1,200	Pepsi Bottling Group, Inc.(a)	47,352
2,985	PepsiCo, Inc.(a)	226,562
1,800	Procter & Gamble Co.(a)	132,156
90	Reynolds American, Inc.(a)	5,936
380	Sara Lee Corp.(a)	6,103
1,360	Sysco Corp.(a)	42,446
1,200	UST, Inc.	65,760
2,000	Wal-Mart Stores, Inc.(a)	95,060

		2,028,461

Energy — 13.9%
120	Anadarko Petroleum Corp.	7,883
1,660	Apache Corp.(a)	178,516
200	Atwood Oceanics, Inc.†	20,048
100	BJ Services Co.(a)	2,426
1,730	Cameron International Corp.†	83,265
1,050	Chesapeake Energy Corp.	41,160
4,520	Chevron Corp.(a)	421,852
800	Cimarex Energy Co.	34,024
4,790	ConocoPhillips(a)	422,957
400	CONSOL Energy, Inc.(a)	28,608
90	Devon Energy Corp.(a)	8,002
1,400	ENSCO International, Inc.(a)	83,468
500	Exterran Holdings, Inc.†(a)	40,900
5,435	Exxon Mobil Corp.(a)	509,205
90	FMC Technologies, Inc.†	5,103
700	Grant Prideco, Inc.†	38,857
190	Halliburton Co.(a)	7,203
2,100	Helix Energy Solutions Group, Inc.†(a)	87,150
950	Helmerich & Payne, Inc.(a)	38,066
130	Marathon Oil Corp.	7,912
80	National Oilwell Varco, Inc.†(a)	5,877
1,600	Noble Corp.	90,416
80	Noble Energy, Inc.(a)	6,362
150	Occidental Petroleum Corp.	11,548
1,300	Pride International, Inc.†	44,070
980	Rowan Cos., Inc.(a)	38,671
1,505	Schlumberger, Ltd.(a)	148,047
300	SEACOR Holdings, Inc.†(a)	27,822
1,000	Sunoco, Inc.(a)	72,440
400	Tesoro Corp.(a)	19,080
620	Transocean, Inc.†(a)	88,753
615	Valero Energy Corp.(a)	43,068
2,422	XTO Energy, Inc.(a)	124,394

		2,787,153

Financials — 21.2%
2,660	ACE, Ltd.(a)	164,335
100	Aflac, Inc.(a)	6,263
200	Alleghany Corp.†	80,400
550	Allied World Assurance Holdings, Ltd.(a)	27,594
3,620	Allstate Corp. (The)(a)	189,073
30	AMBAC Financial Group, Inc.	773
1,430	American Express Co.(a)	74,389
6,510	American International Group, Inc.(a)	379,533
200	American National Insurance	24,248
1,975	Ameriprise Financial, Inc.(a)	108,842
120	AON Corp.(a)	5,723
700	Aspen Insurance Holdings, Ltd.	20,188
500	Assurant, Inc.(a)	33,450
1,470	Bank of America Corp.	60,652
4,920	Bank of New York Mellon Corp. (The)(a)	239,899

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
3,700	BB&T Corp.	$113,479
530	BlackRock, Inc.(a)	114,904
380	Charles Schwab Corp. (The)	9,709
80	Chubb Corp.	4,366
1,640	Citigroup, Inc.	48,282
10	CME Group, Inc.	6,860
600	CNA Financial Corp.(a)	20,232
90	Discover Financial Services	1,357
530	Eaton Vance Corp.(a)	24,067
6,115	Financial Select Sector Spdr Fund	176,907
530	Franklin Resources, Inc.	60,648
990	Genworth Financial, Inc., Class A(a)	25,195
675	Goldman Sachs Group, Inc. (The)(a)	145,159
480	Hanover Insurance Group, Inc. (The)(a)	21,984
2,150	Hartford Financial Services Group, Inc.	187,458
620	IntercontinentalExchange, Inc.†(a)	119,350
1,460	JPMorgan Chase & Co.(a)	63,729
80	Legg Mason, Inc.(a)	5,852
1,900	Lincoln National Corp.(a)	110,618
3,440	Loews Corp.(a)	173,170
4,244	Marsh & McLennan Cos., Inc.	112,339
210	Marshall & Ilsley Corp.	5,561
140	MBIA, Inc.	2,608
150	MetLife, Inc.(a)	9,243
1,000	Morgan Stanley	53,110
1,100	Nasdaq Stock Market, Inc. (The)†	54,439
480	Northern Trust Corp.	36,758
1,200	PartnerRe, Ltd.(a)	99,036
60	PNC Financial Services Group, Inc.	3,939
90	Principal Financial Group, Inc.(a)	6,196
3,300	Prudential Financial, Inc.(a)	307,032
5,770	Regions Financial Corp.(a)	136,460
700	RenaissanceRe Holdings, Ltd.(a)	42,168
100	State Street Corp.	8,120
4,005	T. Rowe Price Group, Inc.	243,824
900	Torchmark Corp.(a)	54,477
160	Travelers Cos., Inc. (The)	8,608
220	U.S. Bancorp(a)	6,983
3,239	UNUM Group(a)	77,056
1,200	Ventas, Inc.	54,300
120	Wachovia Corp.(a)	4,564
2,640	Wells Fargo & Co.(a)	79,702
50	XL Capital, Ltd., Class A(a)	2,515

		4,257,726

Health Care — 14.7%
1,565	Abbott Laboratories(a)	87,875
190	Aetna, Inc.(a)	10,969
90	Amgen, Inc.†(a)	4,180
2,480	Baxter International, Inc.	143,964
600	Becton Dickinson & Co.(a)	50,148
20	Biogen Idec, Inc.†(a)	1,138
5,220	Bristol-Myers Squibb Co.(a)	138,434
1,550	Cardinal Health, Inc.	89,513
2,580	Cigna Corp.(a)	138,623
800	Coventry Health Care, Inc.†	47,400
800	Dentsply International, Inc.	36,016
80	Eli Lilly & Co.(a)	4,271
100	Express Scripts, Inc.†(a)	7,300
130	Forest Laboratories, Inc.†(a)	4,739
80	Genzyme Corp.†(a)	5,955
1,690	Gilead Sciences, Inc.†	77,757
1,810	Henry Schein, Inc.†(a)	111,134
810	Hologic, Inc.†	55,598
1,280	Humana, Inc.†(a)	96,397
400	Invitrogen Corp.†(a)	37,364
940	Johnson & Johnson(a)	62,698

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
1,100	Kinetic Concepts, Inc.†	$58,916
90	McKesson Corp.	5,896
1,450	Medco Health Solutions, Inc.†(a)	147,030
3,855	Merck & Co., Inc.(a)	224,014
900	Pediatrix Medical Group, Inc.†(a)	61,335
1,200	PerkinElmer, Inc.	31,224
17,010	Pfizer, Inc.(a)	386,637
1,500	Quest Diagnostics, Inc.(a)	79,350
90	Schering-Plough Corp.(a)	2,398
755	Shire PLC ADR (a)	52,057
1,695	Stryker Corp.(a)	126,650
3,600	Thermo Fisher Scientific, Inc.†(a)	207,648
190	UnitedHealth Group, Inc.(a)	11,058
300	Varian, Inc.†	19,590
830	Waters Corp.†	65,628
90	WellPoint, Inc.†(a)	7,896
5,650	Wyeth(a)	249,674

		2,948,474

Industrials — 15.7%
1,100	3M Co.(a)	92,752
360	Aecom Technology Corp.†(a)	10,285
9	AGCO Corp.†	612
700	Alliant Techsystems, Inc.†	79,632
160	Allied Waste Industries, Inc.†	1,763
889	BE Aerospace, Inc.†	47,028
80	Boeing Co.(a)	6,997
70	Burlington Northern Santa Fe Corp.	5,826
50	C.H. Robinson Worldwide, Inc.	2,706
1,400	Cooper Industries, Ltd., Class A(a)	74,032
1,990	CSX Corp.(a)	87,520
830	Cummins, Inc.(a)	105,717
1,245	Danaher Corp.	109,236
3,160	Deere & Co.	294,259
2,670	Emerson Electric Co.(a)	151,282
20	First Solar, Inc.†	5,343
40	Foster Wheeler, Ltd.†(a)	6,201
655	General Cable Corp.†(a)	47,998
380	General Dynamics Corp.(a)	33,816
5,240	General Electric Co.	194,247
80	Goodrich Corp.(a)	5,649
5,055	Honeywell International, Inc.(a)	311,236
60	Illinois Tool Works, Inc.	3,212
80	Ingersoll-Rand Co., Ltd., Class A	3,718
570	Jacobs Engineering Group, Inc.†(a)	54,498
1,000	Kennametal, Inc.	37,860
930	L-3 Communications Holdings, Inc.(a)	98,524
250	Lockheed Martin Corp.(a)	26,315
1,200	Manitowoc Co., Inc. (The)(a)	58,596
600	Manpower, Inc.	34,140
600	Navistar International Corp.†(a)	32,520
600	Nds Group PLC†(a)	35,544
80	Northrop Grumman Corp.(a)	6,291
2,610	Paccar, Inc.	142,193
1,050	Parker Hannifin Corp.	79,076
195	Precision Castparts Corp.(a)	27,046
1,740	R.R. Donnelley & Sons Co.	65,668
80	Raytheon Co.(a)	4,856
200	Republic Services, Inc.	6,270
700	Rockwell Automation, Inc.(a)	48,272
1,360	Rockwell Collins, Inc.(a)	97,879
1,130	Roper Industries, Inc.(a)	70,670
300	Siemens AG ADR	47,208

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
600	SPX Corp.(a)	$61,710
600	Textron, Inc.(a)	42,780
1,030	Union Pacific Corp.(a)	129,389
130	United Parcel Service, Inc., Class B(a)	9,194
1,840	United Technologies Corp.(a)	140,834
700	URS Corp.†(a)	38,031
650	W.W. Grainger, Inc.	56,888
300	Woodward Governor Co.	20,385

		3,153,704

Information Technology — 21.2%
4,050	Accenture, Ltd., Class A(a)	145,922
2,110	Adobe Systems, Inc.†(a)	90,160
1,400	Amphenol Corp., Class A	64,918
2,490	Apple, Inc.†(a)	493,219
100	Automatic Data Processing, Inc.(a)	4,453
1,370	Avnet, Inc.†	47,909
500	AVX Corp.(a)	6,710
1,760	BMC Software, Inc.†(a)	62,727
220	CA, Inc.	5,489
5,715	Cisco Systems, Inc.†(a)	154,705
110	Computer Sciences Corp.†(a)	5,442
1,940	Corning, Inc.(a)	46,541
120	Dell, Inc.†(a)	2,941
500	DST Systems, Inc.†	41,275
220	eBay, Inc.†(a)	7,302
4,500	Electronic Data Systems Corp.(a)	93,285
210	EMC Corp.†(a)	3,891
430	Equinix, Inc.†	43,460
1,200	Fiserv, Inc.†(a)	66,588
1,000	Flir Systems, Inc.†(a)	31,300
380	Google, Inc., Class A†(a)	262,762
1,990	Harris Corp.(a)	124,733
1,500	Hewitt Associates, Inc., Class A†	57,435
12,415	Hewlett-Packard Co.(a)	626,709
7,255	Intel Corp.(a)	193,418
3,370	International Business Machines Corp.(a)	364,297
30	Mastercard, Inc., Class A	6,456
1,790	McAfee, Inc.†(a)	67,125
2,140	MEMC Electronic Materials, Inc.†(a)	189,369
18,180	Microsoft Corp.(a)	647,208
230	Motorola, Inc.	3,689
380	Network Appliance, Inc.†	9,485
1,560	NVIDIA Corp.†	53,071
4,980	Oracle Corp.†(a)	112,448
90	Paychex, Inc.(a)	3,260
140	QUALCOMM, Inc.(a)	5,509
100	Salesforce.com, Inc.†	6,269
210	Seagate Technology(a)	5,355
200	Sybase, Inc.†(a)	5,218
130	Texas Instruments, Inc.	4,342
60	Tyco Electronics, Ltd.(a)	2,228
2,800	Western Digital Corp.†(a)	84,588

		4,253,211

Materials — 5.2%
2,010	Air Products & Chemicals, Inc.(a)	198,246
900	AK Steel Holding Corp.†(a)	41,616
150	Alcoa, Inc.(a)	5,483
1,200	Celanese Corp., Series A(a)	50,784
3,300	Domtar Corp.†(a)	25,377
90	Dow Chemical Co. (The)	3,548
80	Du Pont (E.I.) de Nemours & Co.(a)	3,527
700	FMC Corp.	38,185
1,560	Freeport-McMoRan Copper & Gold, Inc.	159,806

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Materials (continued)
200	Hercules, Inc.(a)	$3,870
1,670	MeadWestvaco Corp.(a)	52,271
970	Monsanto Co.(a)	108,339
290	Mosaic Co. (The)†(a)	27,359
100	Newmont Mining Corp.	4,883
190	Nucor Corp.(a)	11,252
2,710	Owens-Illinois, Inc.†	134,145
1,490	PPG Industries, Inc.(a)	104,643
720	Praxair, Inc.(a)	63,871
100	Sigma-Aldrich Corp.	5,460
30	United States Steel Corp.(a)	3,627

		1,046,292

Telecommunication Services — 3.4%
5,685	AT&T, Inc.(a)	236,269
900	CenturyTel, Inc.(a)	37,314
1,340	SBA Communications Corp., Class A†(a)	45,345
100	Telephone & Data Systems, Inc.	6,260
8,250	Verizon Communications, Inc.(a)	360,442

		685,630

Utilities — 4.9%
1,100	Alliant Energy Corp.(a)	44,759
90	American Electric Power Co., Inc.(a)	4,190
7,200	Centerpoint Energy, Inc.	123,336
210	CMS Energy Corp.(a)	3,650
110	Consolidated Edison, Inc.	5,373
2,400	Dominion Resources, Inc.	113,880
430	Duke Energy Corp.(a)	8,673
90	Edison International	4,803
605	Exelon Corp.(a)	49,392
50	FirstEnergy Corp.	3,617
130	FPL Group, Inc.(a)	8,811
1,660	MDU Resources Group, Inc.(a)	45,833
120	Mirant Corp.†	4,678
5,640	NRG Energy, Inc.†	244,438
1,900	OGE Energy Corp.	68,951
2,400	PG&E Corp.	103,416
50	Public Service Enterprise Group, Inc.(a)	4,912
1,700	Reliant Energy, Inc.†(a)	44,608
60	Sempra Energy	3,713
3,800	Xcel Energy, Inc.	85,766

		976,799

Total Common Stock (Cost $24,351,624)		24,499,866

	Maturity Date	Par
REPURCHASE AGREEMENT — 6.4%

Agreement with Bear, Stearns & Co., Inc., 1.50%, dated 12/31/07 to be repurchased at $1,292,576, collateralized by $ 3,085,000 U.S. Treasury Strips, 6.00% to 6.34%, due 2/15/2026 (market value $ 1,333,810) (Cost $1,292,469)	01/02/08	$1,292,469	1,292,469

Total Investments — 128.5% (Cost $25,644,093)			25,792,335
Securities Sold Short — (27.6)% (Proceeds $5,677,242)			(5,547,453)
Other Assets & Liabilities, Net — (0.9)%			(178,063)

NET ASSETS — 100.0%			$20,066,819

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of securities are held as collateral for securities sold short equaling a total market value of $16,322,478.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT	December 31, 2007

Shares		Value
SECURITIES SOLD SHORT — (27.6)%

Consumer Discretionary — (2.9)%
150	Boyd Gaming Corp.	$5,111
3,825	Brunswick Corp.	65,216
400	Centex Corp.	10,104
130	Echostar Communications Corp.	4,904
300	EW Scripps Co.	13,503
1,270	General Motors Corp.	31,610
2,510	Grupo Televisa SA ADR	59,663
400	Harley-Davidson, Inc.	18,684
1,130	International Game Technology	49,641
1,800	Interpublic Group of Cos., Inc.	14,598
120	JC Penney Co., Inc.	5,279
400	Lamar Advertising Co., Class A	19,228
140	Las Vegas Sands Corp.	14,427
900	Lennar Corp., Class A	16,101
240	Liberty Media Corp.	4,579
1,000	Limited Brands, Inc.	18,930
700	Mattel, Inc.	13,328
1,400	PF Chang’s China Bistro, Inc.	31,976
300	Polo Ralph Lauren Corp.	18,537
1,400	Pulte Homes, Inc.	14,756
300	Scientific Games Corp., Class A	9,975
340	Sears Holdings Corp.	34,697
2,800	Starbucks Corp.	57,316
910	Starwood Hotels & Resorts Worldwide, Inc.	40,067
500	Toll Brothers, Inc.	10,030

		582,260

Consumer Staples — (3.3)%
110	Anheuser-Busch Cos., Inc.	5,757
1,521	Archer-Daniels-Midland Co.	70,620
2,905	Campbell Soup Co.	103,796
1,400	Estee Lauder Cos., Inc. (The)	61,054
400	General Mills, Inc.	22,800
3,055	Hershey Co. (The)	120,367
110	Kellogg Co.	5,767
3,100	Procter & Gamble Co.	227,602
200	Reynolds American, Inc.	13,192
500	Walgreen Co.	19,040
800	Whole Foods Market, Inc.	32,640

		682,635

Energy — (2.7)%
600	Arch Coal, Inc.	26,958
970	Baker Hughes, Inc.	78,667
1,000	BJ Services Co.	24,260
100	Consol Energy Inc.	7,152
40	Diamond Offshore Drilling, Inc.	5,680
800	EOG Resources, Inc.	71,400
2,210	Nabors Industries Ltd	60,532
1,010	Peabody Energy Corp.	62,256
1,185	Petro-Canada	63,540
110	Southwestern Energy Co.	6,129
400	Superior Energy Services, Inc.	13,768
600	Tesoro Corp.	28,620
400	Ultra Petroleum Corp.	28,600
1,250	Xto Energy Inc.	64,200

		541,762

Financials — (5.5)%
200	American Express Co.	10,404
400	Apartment Investment & Management Co., Class A	13,892
220	Astoria Financial Corp.	5,119
590	AvalonBay Communities, Inc.	55,543
500	Bear Stearns Cos., Inc. (The)	44,125

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
470	Boston Properties, Inc.	$43,151
300	BRE Properties, Inc.	12,159
300	Camden Property Trust	14,445
800	CB Richard Ellis Group, Inc., Class A	17,240
600	Cincinnati Financial Corp.	23,724
700	Conseco, Inc.	8,792
965	Credit Suisse Group ADR	57,996
500	Developers Diversified Realty Corp.	19,145
200	Essex Property Trust, Inc.	19,498
2,360	Federal National Mortgage Association	94,353
500	First Horizon National Corp.	9,075
400	Forest City Enterprises, Inc., Class A	17,776
820	General Growth Properties, Inc.	33,768
2,715	Host Hotels & Resorts, Inc.	46,264
1,000	Huntington Bancshares, Inc.	14,760
300	Jefferies Group, Inc.	6,915
700	Kimco Realty Corp.	25,480
300	Legg Mason, Inc.	21,945
300	Macerich Co. The	21,318
230	Marsh & McLennan COS Inc.	6,088
450	Merrill Lynch & Co., Inc.	24,156
1,040	Moody’s Corp.	37,128
400	Morgan Stanley	21,244
240	National City Corp.	3,950
1,200	New York Community Bancorp, Inc.	21,096
900	Old Republic International Corp.	13,869
830	Plum Creek Timber Co., Inc.	38,213
1,100	Popular, Inc.	11,660
2,300	Progressive Corp. (The)	44,068
300	R.H. Donnelley Corp.	10,944
300	Silicon Laboratories, Inc.	11,229
650	Simon Property Group, Inc.	56,459
300	UBS AG	13,800
600	Ventas Inc.	27,150
200	White Mountains Insurance Group, Ltd.	102,810
300	Willis Group Holdings, Ltd.	11,391
300	Wilmington Trust Corp.	10,560

		1,102,702

Health Care — (3.1)%
800	Allergan, Inc.	51,392
600	AmerisourceBergen Corp.	26,922
1,420	Amgen, Inc.	65,945
400	Barr Pharmaceuticals, Inc.	21,240
5,975	Boston Scientific Corp.	69,489
200	Brookdale Senior Living, Inc.	5,682
1,290	Celgene Corp.	59,611
1,100	Eli Lilly & Co.	58,729
1,080	Genentech, Inc.	72,436
300	Hologic Inc.	20,592
600	Hospira, Inc.	25,584
400	Inverness Medical Innovations, Inc.	22,472
80	Laboratory Corp. of America Holdings	6,042
120	Medtronic, Inc.	6,032
1,300	Mylan, Inc.	18,278
400	Patterson Cos., Inc.	13,580
400	Sepracor, Inc.	10,500
300	Shire PLC ADR	20,685
500	Varian Medical Systems, Inc.	26,080
500	Vertex Pharmaceuticals, Inc.	11,615
90	Zimmer Holdings, Inc.	5,954

		618,860

Industrials — (2.8)%
570	3M Co.	48,062

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
90	Caterpillar, Inc.	$6,530
1,100	ChoicePoint, Inc.	40,062
600	Cintas Corp.	20,172
120	Dover Corp.	5,531
930	Expeditors International Washington, Inc.	41,553
700	Fastenal Co.	28,294
925	FedEx Corp.	82,482
800	IDEX Corp.	28,904
600	JB Hunt Transport Services, Inc.	16,530
3,775	Masco Corp.	81,578
500	Monster Worldwide, Inc.	16,200
1,900	Pentair, Inc.	66,139
150	Pitney Bowes, Inc.	5,706
140	Trane, Inc.	6,539
700	United Parcel Service, Inc., Class B	49,504
140	USG Corp.	5,011
170	Waste Management, Inc.	5,554

		554,351

Information Technology — (4.3)%
1,700	Adobe Systems Inc.	72,641
140	Agilent Technologies, Inc.	5,144
1,200	Akamai Technologies, Inc.	41,520
1,160	Altera Corp.	22,411
250	Applied Materials, Inc.	4,440
600	Citrix Systems, Inc.	22,806
1,000	Cognizant Technology Solutions Corp., Class A	33,940
1,000	Electronic Arts, Inc.	58,410
130	Fidelity National Information Services, Inc.	5,407
1,865	Formfactor, Inc.	61,732
750	Iron Mountain, Inc.	27,765
1,400	JDS Uniphase Corp.	18,620
510	Kla-Tencor Corp.	24,562
170	Linear Technology Corp.	5,411
1,160	Marvell Technology Group, Ltd.	16,217
170	Microchip Technology, Inc.	5,341
3,790	Molex, Inc.	103,467
600	Motorola, Inc.	9,624
1,900	Network Appliance, Inc.	47,424
1,100	Nortel Networks Corp.	16,599
2,000	Paychex, Inc.	72,440
500	Rambus, Inc.	10,470
1,400	Red Hat, Inc.	29,176
150	VeriSign, Inc.	5,641
1,000	Wipro Ltd. ADR	14,840
2,935	Xilinx, Inc.	64,188
2,500	Yahoo!, Inc.	58,150

		858,386

Materials — (1.7)%
130	Ecolab, Inc.	6,657
1,510	EI Du Pont de Nemours & Co.	66,576
170	International Paper Co.	5,505
2,275	Nalco Holding Co.	55,009
600	Scotts Miracle-Gro Co. (The), Class A	22,452
1,400	Sealed Air Corp.	32,396
300	Titanium Metals Corp.	7,935
700	Valspar Corp.	15,778
995	Vulcan Materials Co.	78,695
680	Weyerhaeuser Co.	50,143

		341,146

Telecommunication Services — (0.4)%
430	American Tower Corp., Class A	18,318
140	Crown Castle International Corp.	5,824
4,800	Qwest Communications International, Inc.	33,648

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	December 31, 2007

Shares		Value
Telecommunication Services (continued)
1,800	Windstream Corp.	$23,436

		81,226

Utilities — (0.9)%
100	Allegheny Energy, Inc.	6,361
500	Equitable Resources, Inc.	26,640
800	FirstEnergy Corp.	57,872
1,000	FPL Group, Inc.	67,780
120	PG&E Corp.	5,170
300	Progress Energy, Inc.	14,529
220	Reliant Energy Inc.	5,773

		184,125

Total Securities Sold Short (Cost $5,677,242)		5,547,453

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES December 31, 2007

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGE CAP CORE 130/30 FUND
ASSETS:
Investments, at value (Note 2)	$510,709,175	$71,464,941	$21,912,614	$30,655,283	$275,155,211	$25,792,335
Cash	—	—	366,597	613,753	1,855,261	1,344,098
Receivable for Portfolio shares sold	1,838	453	69,312	53,093	124,933	130,574
Receivable for investment securities sold	19,426,432	4,999,153	53,500	—	—	160,580
Dividends and interest receivable	304,836	64,741	15,175	61,231	377,261	34,262
Prepaid expenses and other assets	11,415	8,352	7,640	8,490	14,991	52,617

Total Assets	530,453,696	76,537,640	22,424,838	31,391,850	277,527,657	27,514,466

LIABILITIES:
Cash overdraft	8,152,827	43,730	—	—	—	—
Securities sold short, at value	—	—	—	—	—	5,547,453
Payable for Portfolio shares redeemed	4,610,127	1,243,336	1,133	53,180	172,336	—
Payable for investment securities purchased	3,625,596	3,685,299	158,080	27,282	—	1,815,841
Payable upon return of securities loaned	31,794,565	5,644,731	3,221,906	3,984,705	18,070,620	—
Investment advisory fee payable (Note 3)	320,350	43,149	2,574	5,796	22,326	50,291
Distribution fees payable (Note 4)	216,031	31,297	11,923	7,568	72,311	1,588
Service fees payable (Note 4)	81,508	7,396	2,550	2,890	12,116	650
Chief compliance officer fees payable	1,165	289	64	129	806	—
Dividends on short sales	—	—	—	—	—	11,056
Accrued expenses and other payables	338,306	54,938	26,563	28,872	165,427	20,768

Total Liabilities	49,140,475	10,754,165	3,424,793	4,110,422	18,515,942	7,447,647

NET ASSETS	$481,313,221	$65,783,475	$19,000,045	$27,281,428	$259,011,715	$20,066,819

NET ASSETS consist of:
Undistributed accumulated net investment income/(loss)	$—	$4,769	$—	$504	$—	$10,197
Accumulated net realized gain/(loss) on investments sold, futures contracts and securities sold short	1,459,715	(2,251,852)	251,029	(190,673)	(21,164,736)	(65,425)
Net unrealized appreciation of investments and securities sold short	103,858,391	3,023,246	1,845,680	1,012,412	61,776,351	278,031
Paid-in capital	375,995,115	65,007,312	16,903,336	26,459,185	218,400,100	19,844,016

NET ASSETS	$481,313,221	$65,783,475	$19,000,045	$27,281,428	$259,011,715	$20,066,819

Investments, at cost (Note 2)	$406,850,784	$68,441,695	$20,066,934	$29,642,871	$213,378,860	$25,644,093
Market value of securities on loan (Note 2)	$30,627,217	$5,123,271	$3,026,680	$3,634,648	$17,380,604	$—
Proceeds from short sales (Note 2)	$—	$—	$—	$—	$—	$5,677,242

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES - (Continued) December 31, 2007

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Investment Class shares	$312,296,560	$57,314,112	$18,701,941	$21,629,610	$143,090,243	$7,196,496

(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$169,016,661	$8,469,363	$298,104	$5,651,818	$113,721,249	$12,870,323

(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$607,128	N/A

(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,593,095	N/A

(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
SHARES OUTSTANDING:
Investment Class shares	8,835,951	3,273,867	1,103,748	1,311,432	11,522,516	710,959

Institutional Class shares	4,661,914	484,376	17,037	340,232	9,161,209	1,271,561

Qualified Class shares	N/A	N/A	N/A	N/A	48,897	N/A

Horace Mann Class shares	N/A	N/A	N/A	N/A	128,658	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$35.34	$17.51	$16.94	$16.49	$12.42	$10.12

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$36.25	$17.49	$17.50	$16.61	$12.41	$10.12

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.42	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.38	N/A

†	For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $ .001 per share)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF OPERATIONS For the Year Ended December 31, 2007

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGE CAP CORE 130/30 FUND[1]
INVESTMENT INCOME:
Dividends	$5,463,608	$1,734,250	$110,283	$412,597	$4,732,795	$29,390
Interest	267,621	59,485	14,437	28,187	90,545	12,426
Short stock rebates (Note 2)	—	—	—	—	—	14,931
Securities lending income	222,195	27,639	36,416	42,934	178,854	—
Foreign taxes withheld	(21,123)	(5,221)	(121)	(821)	(906)	—

Total Income	5,932,301	1,816,153	161,015	482,897	5,001,288	56,747

Investment advisory fee (Note 3)	4,065,830	600,144	142,168	234,339	266,337	15,574
Distribution (12b-1) fees (Note 4)	844,811	177,876	41,266	57,524	378,466	1,212
Service fees (Note 4)	533,080	58,365	13,634	16,918	56,157	1,027
Administration and Accounting fees (Note 3)	397,285	58,643	12,273	20,215	195,296	1,162
Transfer agent fees (Note 3)	230,385	53,683	45,208	53,357	167,707	5,064
Organizational expenses	—	—	—	—	—	3,163
Professional fees	195,162	24,212	6,031	8,440	78,089	1,812
Printing fees	195,989	36,466	9,260	9,625	67,539	1,149
Custodian fees (Note 3)	141,098	28,809	13,434	20,266	57,374	9,000
Registration and filing fees	53,071	31,133	28,810	31,980	45,340	—
Directors’ fees and expenses (Note 3)	72,654	7,386	1,505	2,283	23,078	24
Dividend expense on securities sold short	—	—	—	—	—	12,152
Interest expense	—	—	—	—	—	17,295
Other	120,960	34,338	29,790	26,636	133,685	2,557

Total Expenses	6,850,325	1,111,055	343,379	481,583	1,469,068	71,191
Fees waived and reimbursed by investment adviser (Note 2)	—	—	(100,354)	(165,416)	—	(21,064)

Net Expenses	6,850,325	1,111,055	243,025	316,167	1,469,068	50,127

NET INVESTMENT INCOME/(LOSS)	(918,024)	705,098	(82,010)	166,730	3,532,220	6,620

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SHORT SALES (Notes 1 and 4)
Net realized gain/(loss) from:
Investments	94,476,750	10,714,022	1,898,551	1,652,666	5,406,000	(36,946)
Futures contracts	(371)	—	—	—	—	—
Short sales	—	—	—	—	—	(26,246)
Net change in unrealized appreciation/ depreciation on:
Investments	(8,558,176)	(12,965,172)	(547,929)	(2,690,428)	4,141,406	148,242
Futures contracts	(642)	—	—	—	—	—
Short sales	—	—	—	—	—	129,789

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SHORT SALES	85,917,561	(2,251,150)	1,350,622	(1,037,762)	9,547,406	214,839

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,999,537	$(1,546,052)	$1,268,612	$(871,032)	$13,079,626	$221,459

[1]	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2007

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGE CAP CORE 130/30 FUND[1]
Operations:
Net investment income/(loss)	$(918,024)	$705,098	$(82,010)	$166,730	$3,532,220	$6,620
Net realized gain/(loss) on investments, futures contracts and short sales	94,476,379	10,714,022	1,898,551	1,652,666	5,406,000	(63,192)
Net change in unrealized appreciation/ depreciation on investments, futures contracts and short sales	(8,558,818)	(12,965,172)	(547,929)	(2,690,428)	4,141,406	278,031

Net increase/(decrease) in net assets resulting from operations	84,999,537	(1,546,052)	1,268,612	(871,032)	13,079,626	221,459

Distributions to shareholders from:
Net investment income:
Investment Class shares	—	(584,332)	—	(135,499)	(1,988,583)	(340)
Institutional Class shares	—	(121,616)	—	(53,996)	(1,914,540)	(3,660)
Qualified Class shares	N/A	N/A	N/A	N/A	(7,704)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(20,879)	N/A
Return of capital:
Investment Class shares	—	(3,499)	—	—	—	—
Institutional Class shares	—	(728)	—	—	—	—
Net realized capital gains:
Investment Class shares	(53,102,352)	(12,707,134)	(1,996,330)	(1,876,493)	—	—
Institutional Class shares	(29,224,950)	(1,896,287)	(31,666)	(491,375)	—	—

Total distributions to shareholders	(82,327,302)	(15,313,596)	(2,027,996)	(2,557,363)	(3,931,706)	(4,000)

Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	35,525,765	10,043,737	4,426,500	7,416,974	23,787,800	7,126,829
Shares issued as reinvestment of distributions	51,693,850	13,109,304	1,978,700	1,992,669	1,938,381	340
Shares redeemed	(153,789,077)	(27,927,474)	(2,516,145)	(8,835,728)	(33,691,378)	(2,011)

Total Investment Class shares	(66,569,462)	(4,774,433)	3,889,055	573,915	(7,965,197)	7,125,158

Institutional Class shares:
Shares sold	39,819,932	9,822,769	228,615	4,895,814	56,225,754	12,828,982
Shares issued as reinvestment of distributions	17,762,919	1,722,894	25,895	542,252	1,907,129	3,660
Shares redeemed	(116,988,327)	(8,008,131)	(133,165)	(316,683)	(13,542,851)	(108,440)

Total Institutional Class shares	(59,405,476)	3,537,532	121,345	5,121,383	44,590,032	12,724,202

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	70,608	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	7,704	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(604,756)	N/A

Total Qualified Class shares	N/A	N/A	N/A	N/A	(526,444)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	81,602	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	20,681	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(397,326)	N/A

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(295,043)	N/A

Net increase/(decrease) in net assets from Capital Stock transactions	(125,974,938)	(1,236,901)	4,010,400	5,695,298	35,803,348	19,849,360

Net increase/(decrease) in net assets	$(123,302,703)	$(18,096,549)	$3,251,016	$2,266,903	$44,951,268	$20,066,819

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Year Ended December 31, 2007

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGE CAP CORE 130/30 FUND[1]
NET ASSETS:
Beginning of period	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447	$—

End of period	$481,313,221	$65,783,475	$19,000,045	$27,281,428	$259,011,715	$20,066,819

Undistributed net investment income/(loss) at end of period	$—	$4,769	$—	$504	$—	$10,197

Investment Class shares:
Shares sold	907,634	430,030	236,891	388,461	1,898,429	711,124
Shares issued as reinvestment of distributions	1,432,756	736,064	113,263	117,009	152,990	33
Shares redeemed	(3,980,551)	(1,218,317)	(136,959)	(453,290)	(2,669,789)	(198)

Net increase/(decrease) in Investment Class shares outstanding	(1,640,161)	(52,223)	213,195	52,180	(618,370)	710,959

Institutional Class shares:
Shares sold	995,791	420,448	11,809	252,666	4,660,674	1,281,874
Shares issued as reinvestment of distributions	479,820	96,846	1,435	31,600	150,523	355
Shares redeemed	(2,931,497)	(354,081)	(7,124)	(16,817)	(1,072,713)	(10,668)

Net increase/(decrease) in Institutional Class shares outstanding	(1,455,886)	163,213	6,120	267,449	3,738,484	1,271,561

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	5,579	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	608	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(49,988)	N/A

Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(43,801)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	6,522	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,636	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(31,071)	N/A

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(22,913)	N/A

[1]	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
Operations:
Net investment income/(loss)	$(291,353)	$647,898	$(147,042)	$35,130	$1,911,458
Net realized gain on investments and futures contracts	34,366,456	8,078,258	1,446,094	2,770,894	3,107,673
Net change in unrealized appreciation/ depreciation on investments and futures contracts	(4,517,493)	3,765,954	370,170	906,008	17,314,230

Net increase in net assets resulting from operations	29,557,610	12,492,110	1,669,222	3,712,032	22,333,361

Distributions to shareholders from:
Net investment income:
Investment Class shares	—	(564,621)	—	(31,618)	(1,210,738)
Institutional Class shares	—	(80,766)	—	(6,064)	(718,441)
Qualified Class shares	N/A	N/A	N/A	N/A	(8,672)
Horace Mann Class shares	N/A	N/A	N/A	N/A	(14,079)
Net realized capital gains:
Investment Class shares	—	(5,606,296)	(1,086,379)	(2,380,330)	—
Institutional Class shares	—	(594,103)	(13,310)	(143,223)	—

Total distributions to shareholders	—	(6,845,786)	(1,099,689)	(2,561,235)	(1,951,930)

Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	83,807,116	20,132,894	2,318,040	8,291,131	28,841,055
Shares issued as reinvestment of distributions	—	6,083,028	1,069,045	2,371,263	1,179,955
Shares redeemed	(134,195,732)	(10,923,812)	(3,306,332)	(5,123,644)	(24,747,626)

Total Investment Class shares	(50,388,616)	15,292,110	80,753	5,538,750	5,273,384

Institutional Class shares:
Shares sold	50,485,879	467,802	35,000	141,334	40,881,056
Shares issued as reinvestment of distributions	—	530,379	11,110	144,477	716,153
Shares redeemed	(49,199,286)	(2,112,437)	(66,866)	(240,019)	(22,443,985)

Total Institutional Class shares	1,286,593	(1,114,256)	(20,756)	45,792	19,153,224

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	257,110
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	8,672
Shares redeemed	N/A	N/A	N/A	N/A	(146,896)

Total Qualified Class shares	N/A	N/A	N/A	N/A	118,886

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	100,812
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,966
Shares redeemed	N/A	N/A	N/A	N/A	(415,034)

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(300,256)

Net increase/(decrease) in net assets from Capital Stock transactions	(49,102,023)	14,177,854	59,997	5,584,542	24,245,238

Net increase/(decrease) in net assets	$(19,544,413)	$19,824,178	$629,530	$6,735,339	$44,626,669

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Beginning of period	$624,160,337	$64,055,846	$15,119,499	$18,279,186	$169,433,778

End of period	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

Undistributed accumulated net investment income at end of period	$—	$4,526	$—	$—	$328,129

Capital Share Transactions:
Investment Class shares:
Shares sold	2,409,761	886,333	129,859	421,421	2,577,756
Shares issued as reinvestment of distributions	—	264,945	61,440	127,695	98,248
Shares redeemed	(3,870,591)	(482,356)	(183,984)	(266,158)	(2,226,564)

Net increase/(decrease) in Investment Class shares outstanding	(1,460,830)	668,922	7,315	282,958	449,440

Institutional Class shares:
Shares sold	1,438,103	20,619	1,816	7,432	3,381,506
Shares issued as reinvestment of distributions	—	23,060	622	7,726	59,631
Shares redeemed	(1,396,856)	(91,075)	(3,477)	(12,460)	(2,060,116)

Net increase/(decrease) in Institutional Class shares outstanding	41,247	(47,396)	(1,039)	2,698	1,381,021

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	22,401
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	722
Shares redeemed	N/A	N/A	N/A	N/A	(13,337)

Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	9,786

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	9,063
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,167
Shares redeemed	N/A	N/A	N/A	N/A	(37,552)

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(27,322)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENT OF CASH FLOWS For the Period Ended December 31, 2007

WILSHIRE LARGE CAP CORE 130/30 FUND[1]
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net increase in net assets from operations	$221,459
Adjustment to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(25,836,020)
Proceeds from disposition of investment securities	1,447,450
Purchase of short-term investment securities, net	(1,292,469)
Increase in investment securities sold receivable	(160,580)
Increase in dividends and interest receivable	(34,262)
Increase in reimbursement due from Advisor	(21,064)
Increase in proceeds from securities sold short	5,677,242
Increase in dividend expense on short positions	11,056
Increase in payable for investment securities purchased	1,815,841
Increase in payable to affiliates	17,837
Increase in other accrued expenses	23,907
Change in unrealized appreciation on investments	(278,031)
Realized loss on investments	36,946

Net cash used for operating activities	(18,370,688)

Cash Flows From Financing Activities:
Proceeds from shares sold	19,825,237
Payment on shares redeemed	(110,451)

Net cash flows provided by financing activities	19,714,786

Net increase in cash	1,344,098
Cash at beginning of period	—

Cash at end of period	$1,344,098

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consists of reinvestment of distributions of $4,000 and interest paid of $10,494.

[1]	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$36.20	$34.49	$31.80	$29.83	$23.59

Income/(loss) from investment operations:
Net investment income/(loss)[1]	(0.13)	(0.06)	(0.12)	0.04	(0.05)
Net realized and unrealized gain on investments and futures contracts	6.18	1.77	2.81	1.96	6.29

Total from investment operations	6.05	1.71	2.69	2.00	6.24

Less distributions:
From net investment income	—	—	—	(0.03)	—
From capital gains	(6.91)	—	—	—	—

Total distributions	(6.91)	—	—	(0.03)	—

Net asset value, end of period	$35.34	$36.20	$34.49	$31.80	$29.83

Total return	16.33%	4.96%	8.46%	6.70%	26.45%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$312,297	$379,226	$411,660	$410,332	$365,658
Operating expenses excluding custody earnings credit	1.41%	1.34%	1.39%	1.44%	1.37%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.41%	1.34%	1.38%	1.43%	1.36%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.41%	1.34%	1.39%	1.44%	1.47%
Net investment income/(loss)	(0.32)%	(0.18)%	(0.37)%	0.11%	(0.20)%
Portfolio turnover rate	129%	62%	58%	121%	93%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$36.84	$34.97	$32.13	$30.13	$23.81

Income/(loss) from investment operations:
Net investment income[1]	0.03	0.07	0.00 [2]	0.13	0.03
Net realized and unrealized gain on investments and futures contracts	6.29	1.80	2.84	2.01	6.36

Total from investment operations	6.32	1.87	2.84	2.14	6.39

Less distributions:
From net investment income	—	—	—	(0.14)	(0.07)
From capital gains	(6.91)	—	—	—	—

Total distributions	(6.91)	—	—	(0.14)	(0.07)

Net asset value, end of period	$36.25	$36.84	$34.97	$32.13	$30.13

Total return	16.80%	5.35%	8.84%	7.10%	26.85%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$169,017	$225,390	$212,501	$182,467	$160,814
Operating expenses excluding custody earnings credit	1.02%	0.98%	1.01%	1.10%	1.05%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.02%	0.98%	1.01%	1.09%	1.04%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.02%	0.98%	1.01%	1.10%	1.15%
Net investment income/(loss)	0.08%	0.19%	0.00%[3]	0.45%	0.12%
Portfolio turnover rate	129%	62%	58%	121%	93%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Amount represents less than 0.01%

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$22.99	$21.17	$21.92	$20.52	$16.03

Income from investment operations:
Net investment income[1]	0.20	0.20	0.14	0.14	0.13
Net realized and unrealized gain on investments	(0.58)	3.71	1.82	2.59	4.44

Total from investment operations	(0.38)	3.91	1.96	2.73	4.57

Less distributions:
From net investment income	(0.23)	(0.19)	(0.14)	(0.39)	(0.08)
Tax return of capital	(0.00)[2]	—	(0.10)	—	—
From capital gains	(4.87)	(1.90)	(2.47)	(0.94)	—

Total distributions	(5.10)	(2.09)	(2.71)	(1.33)	(0.08)

Net asset value, end of period	$17.51	$22.99	$21.17	$21.92	$20.52

Total return	(2.00)%	18.49%	8.90%	13.28%	28.51%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,314	$76,481	$56,245	$49,749	$35,997
Operating expenses excluding custody earnings credit	1.42%	1.39%	1.50%	1.65%	1.56%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.42%	1.39%	1.49%	1.65%	1.55%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.42%	1.39%	1.50%	1.65%	1.67%
Net investment income	0.85%	0.87%	0.64%	0.67%	0.75%
Portfolio turnover rate	120%	50%	43%	73%	103%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$23.04	$21.19	$21.94	$20.55	$16.04

Income from investment operations:
Net investment income[1]	0.27	0.27	0.20	0.21	0.18
Net realized and unrealized gain on investments	(0.64)	3.74	1.83	2.59	4.44

Total from investment operations	(0.37)	4.01	2.03	2.80	4.62

Less distributions:
From net investment income	(0.31)	(0.26)	(0.21)	(0.47)	(0.11)
Tax return of capital	(0.00)[2]	—	(0.10)	—	—
From capital gains	(4.87)	(1.90)	(2.47)	(0.94)	—

Total distributions	(5.18)	(2.16)	(2.78)	(1.41)	(0.11)

Net asset value, end of period	$17.49	$23.04	$21.19	$21.94	$20.55

Total return	(1.92)%	18.94%	9.18%	13.62%	28.83%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,469	$7,399	$7,811	$10,059	$30,224
Operating expenses excluding custody earnings credit	1.12%	1.08%	1.21%	1.34%	1.31%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.12%	1.08%	1.20%	1.34%	1.30%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.12%	1.08%	1.21%	1.34%	1.42%
Net investment income	1.15%	1.18%	0.91%	0.97%	1.00%
Portfolio turnover rate	120%	50%	43%	73%	103%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$17.46	$16.88	$17.74	$15.73	$11.48

Income/(loss) from investment operations:
Net investment loss[1]	(0.09)	(0.17)	(0.17)	(0.24)	(0.26)
Net realized and unrealized gain on investments	1.60	2.04	0.79	2.95	4.51

Total from investment operations	1.51	1.87	0.62	2.71	4.25

Less distributions:
From capital gains	(2.03)	(1.29)	(1.48)	(0.70)	—

Total distributions	(2.03)	(1.29)	(1.48)	(0.70)	—

Net asset value, end of period	$16.94	$17.46	$16.88	$17.74	$15.73

Total return	8.36%	11.12%	3.48%	17.22%	37.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,702	$15,553	$14,913	$13,916	$11,224
Operating expenses excluding custody earnings credit	2.06%	2.05%	1.52%	1.87%	2.51%
Operating expenses including reimbursement/waiver/custody earnings credit	1.46%	1.43%	1.50%	1.87%	2.51%
Operating expenses excluding reimbursement/waiver/custody earnings credit	2.06%	2.05%	2.36%	2.82%	3.11%
Net investment loss	(1.09)%	(0.96)%	(0.97)%	(1.46)%	(1.98)%
Portfolio turnover rate	99%	62%	71%	106%	162%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$17.93	$17.25	$18.04	$15.94	$11.61

Income/(loss) from investment operations:
Net investment loss[1]	(0.06)	(0.12)	(0.12)	(0.19)	(0.23)
Net realized and unrealized gain on investments	1.66	2.09	0.81	2.99	4.56

Total from investment operations	1.60	1.97	0.69	2.80	4.33

Less distributions:
From capital gains	(2.03)	(1.29)	(1.48)	(0.70)	—

Total distributions	(2.03)	(1.29)	(1.48)	(0.70)	—

Net asset value, end of period	$17.50	$17.93	$17.25	$18.04	$15.94

Total return	8.58%	11.46%	3.81%	17.56%	37.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$298	$196	$206	$214	$159
Operating expenses excluding custody earnings credit	1.81%	1.77%	1.21%	1.55%	2.28%
Operating expenses including reimbursement/waiver/custody earnings credit	1.21%	1.15%	1.19%	1.55%	2.28%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.81%	1.77%	2.05%	2.50%	2.88%
Net investment loss	(0.92)%	(0.68)%	(0.66)%	(1.14)%	(1.75)%
Portfolio turnover rate	99%	62%	71%	106%	162%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$18.77	$17.46	$21.47	$19.52	$14.34

Income/(loss) from investment operations:
Net investment income/(loss)[1]	0.10	0.03	(0.07)	(0.06)	0.04
Net realized and unrealized gain on investments	(0.70)	3.38	1.22	4.51	5.18

Total from investment operations	(0.60)	3.41	1.15	4.45	5.22

Less distributions:
From net investment income	(0.11)	(0.03)	—	(0.03)	(0.04)
From capital gains	(1.57)	(2.07)	(5.16)	(2.47)	—

Total distributions	(1.68)	(2.10)	(5.16)	(2.50)	(0.04)

Net asset value, end of period	$16.49	$18.77	$17.46	$21.47	$19.52

Total return	(3.45)%	19.64%	5.41%	22.78%	36.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,630	$23,639	$17,048	$36,826	$13,441
Operating expenses excluding custody earnings credit	1.79%	1.92%	1.50%	1.48%	1.52%
Operating expenses including reimbursement/waiver/custody earnings credit	1.19%	1.31%	1.48%	1.46%	1.52%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.79%	1.92%	2.10%	2.09%	2.12%
Net investment income/(loss)	(0.05)%	0.15%	(0.32)%	(0.28)%	0.22%
Portfolio turnover rate	68%	72%	68%	134%	124%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003
Net asset value, beginning of period	$18.90	$17.56	$21.50	$19.55	$14.35

Income/(loss) from investment operations:
Net investment income[1]	0.17	0.09	0.00 [2]	0.01	0.08
Net realized and unrealized gain on investments	(0.72)	3.41	1.22	4.51	5.21

Total from investment operations	(0.55)	3.50	1.22	4.52	5.29

Less distributions:
From net investment income	(0.17)	(0.09)	—	(0.10)	(0.09)
From capital gains	(1.57)	(2.07)	(5.16)	(2.47)	—

Total distributions	(1.74)	(2.16)	(5.16)	(2.57)	(0.09)

Net asset value, end of period	$16.61	$18.90	$17.56	$21.50	$19.55

Total return	(3.18)%	20.05%	5.73%	23.11%	36.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,652	$1,375	$1,231	$3,961	$10,142
Operating expenses excluding custody earnings credit	1.51%	1.62%	1.17%	1.17%	1.23%
Operating expenses including reimbursement/waiver/custody earnings credit	0.91%	1.02%	1.16%	1.15%	1.23%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.51%	1.62%	1.78%	1.78%	1.83%
Net investment income/(loss)	0.30%	0.44%	(0.01)%	0.03%	0.51%
Portfolio turnover rate	68%	72%	68%	134%	124%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003

Net asset value, beginning of period	$12.02	$10.59	$10.09	$9.17	$7.10

Income from investment operations:
Net investment income[1]	0.15	0.12	0.09	0.09	0.05
Net realized and unrealized gain on investments	0.42	1.41	0.48	0.93	2.05

Total from investment operations	0.57	1.53	0.57	1.02	2.10

Less distributions:
From net investment income	(0.17)	(0.10)	(0.07)	(0.10)	(0.03)

Total distributions	(0.17)	(0.10)	(0.07)	(0.10)	(0.03)

Net asset value, end of period	$12.42	$12.02	$10.59	$10.09	$9.17

Total return	4.75%	14.46%	5.63%	11.17%	29.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,090	$145,952	$123,809	$122,263	$107,818
Operating expenses excluding custody earnings credit	0.68%	0.74%	0.82%	0.92%	1.06%
Operating expenses including reimbursement/waiver/custody earnings credit	0.68%	0.74%	0.82%	0.92%	1.05%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.68%	0.74%	0.82%	0.92%	1.06%
Net investment income	1.20%	1.08%	0.89%	0.93%	0.66%
Portfolio turnover rate	60%	69%	46%	31%	3%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003

Net asset value, beginning of period	$12.02	$10.60	$10.11	$9.18	$7.10

Income from investment operations:
Net investment income[1]	0.19	0.15	0.12	0.12	0.08
Net realized and unrealized gain on investments	0.41	1.40	0.47	0.94	2.05

Total from investment operations	0.60	1.55	0.59	1.06	2.13

Less distributions:
From net investment income	(0.21)	(0.13)	(0.10)	(0.13)	(0.05)

Total distributions	(0.21)	(0.13)	(0.10)	(0.13)	(0.05)

Net asset value, end of period	$12.41	$12.02	$10.60	$10.11	$9.18

Total return	4.97%	14.66%	5.83%	11.56%	30.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$113,721	$65,177	$42,854	$41,368	$23,621
Operating expenses excluding custody earnings credit	0.39%	0.47%	0.54%	0.62%	0.76%
Operating expenses including reimbursement/waiver/custody earnings credit	0.39%	0.47%	0.54%	0.62%	0.75%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.39%	0.47%	0.54%	0.62%	0.76%
Net investment income	1.49%	1.35%	1.17%	1.22%	0.96%
Portfolio turnover rate	60%	69%	46%	31%	3%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Qualified Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003

Net asset value, beginning of period	$12.02	$10.61	$10.10	$9.15	$7.09

Income from investment operations:
Net investment income[1]	0.14	0.11	0.08	0.08	0.04
Net realized and unrealized gain on investments	0.42	1.39	0.47	0.94	2.05

Total from investment operations	0.56	1.50	0.55	1.02	2.09

Less distributions:
From net investment income	(0.16)	(0.09)	(0.04)	(0.07)	(0.03)

Total distributions	(0.16)	(0.09)	(0.04)	(0.07)	(0.03)

Net asset value, end of period	$12.42	$12.02	$10.61	$10.10	$9.15

Total return	4.63%	14.18%	5.46%	11.13%	29.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$607	$1,114	$880	$1,399	$3,565
Operating expenses excluding custody earnings credit	0.79%	0.83%	0.93%	0.99%	1.15%
Operating expenses including reimbursement/waiver/custody earnings credit	0.79%	0.83%	0.93%	0.99%	1.14%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.79%	0.83%	0.93%	0.99%	1.15%
Net investment income	1.08%	0.99%	0.75%	0.85%	0.58%
Portfolio turnover rate	60%	69%	46%	31%	3%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Year Ended 12/31/2007	Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003

Net asset value, beginning of period	$11.99	$10.57	$10.08	$9.15	$7.09

Income from investment operations:
Net investment income[1]	0.14	0.12	0.08	0.08	0.05
Net realized and unrealized gain on investments	0.41	1.39	0.47	0.95	2.04

Total from investment operations	0.55	1.51	0.55	1.03	2.09

Less distributions:
From net investment income	(0.16)	(0.09)	(0.06)	(0.10)	(0.03)

Total distributions	(0.16)	(0.09)	(0.06)	(0.10)	(0.03)

Net asset value, end of period	$12.38	$11.99	$10.57	$10.08	$9.15

Total return	4.60%	14.32%	5.49%	11.23%	29.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,593	$1,817	$1,891	$1,964	$1,915
Operating expenses excluding custody earnings credit	0.74%	0.77%	0.89%	0.97%	1.11%
Operating expenses including reimbursement/waiver/custody earnings credit	0.74%	0.77%	0.89%	0.97%	1.10%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.74%	0.77%	0.89%	0.97%	1.11%
Net investment income	1.14%	1.05%	0.82%	0.87%	0.61%
Portfolio turnover rate	60%	69%	46%	31%	3%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. WILSHIRE LARGE CAP CORE 130/30 FUND FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout Each Period.

Investment Class Shares
Period Ended 12/31/2007[1]

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments and short sales	0.14

Total from investment operations	0.12

Less distributions:
From net investment income	(0.00)[3]

Total distributions	(0.00)

Net asset value, end of period	$10.12

Total return[4]	1.21%[5]

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,196
Operating expenses including dividends on short sales and interest expense, after expense reimbursement/waiver	3.51%[6]
Operating expenses including dividends on short sales and interest expense, before expense reimbursement/waiver	5.00%[6]
Operating expenses excluding dividends on short sales and interest expense, after expense reimbursement/waiver	1.50%[6]
Net investment loss	(1.24)%[6]
Portfolio turnover rate	84%[5]

[1]	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
[2]	The selected per share data was calculated using the average shares outstanding method for the period.
[3]	Amount is less than $0.01 per share.
[4]	Total return represents the total return for the period indicated.
[5]	Non-annualized.
[6]	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. WILSHIRE LARGE CAP CORE 130/30 FUND FINANCIAL HIGHLIGHTS - (Continued)

For a Fund Share Outstanding Throughout Each Period.

Institutional Class Shares
Period Ended 12/31/2007[1]

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments and short sales	0.13

Total from investment operations	0.12

Less distributions:
From net investment income	(0.00)[3]

Total distributions	(0.00)

Net asset value, end of period	$10.12

Total return[4]	1.23%[5]

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,870
Operating expenses including dividends on short sales and interest expense, after expense reimbursement/waiver	3.09%[6]
Operating expenses including dividends on short sales and interest expense, before expense reimbursement/waiver	4.38%[6]
Operating expenses excluding dividends on short sales and interest expense, after expense reimbursement/waiver	1.25%[6]
Net investment loss	(0.79)%[6]
Portfolio turnover rate	84%[5]

[1]	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
[2]	The selected per share data was calculated using the average shares outstanding method for the period.
[3]	Amount is less than $0.01 per share.
[4]	Total return represents the total return for the period indicated.
[5]	Non-annualized.
[6]	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS

1.	Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2.	Significant Accounting Policies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

occurred may be valued at fair value by the Pricing Committee or by the Company’s Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

Securities sold short: The Wilshire Large Cap Core 130/30 Fund will engage in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

The short stock rebate presented in the Statements of Operations represents the net income earned on the short sale proceeds held on deposit with the Portfolio’s custodian earned on short sale transactions. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Portfolio.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to Trust and the Wilshire Variable Insurance Trust are allocated across the Trust and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Offering costs: Offering costs for Wilshire Large Cap Core 130/30 Fund are amortized on a straight-line basis over one year from commencement of operations.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Securities lending: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. PFPC Trust Company, the Portfolio’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2007 are shown on the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

New accounting policy: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, management does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements reported in the financial statements for a fiscal period.

3.	Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the year ended December 31, 2007, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through December 31, 2007 for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least December 31, 2008. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At December 31, 2007, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund subject to recoupment is $21,064, expiring in 2010.

For the year ended December 31, 2007, Wilshire waived fees and reimbursed expenses as follows:

Portfolio	Waived Fees	Reimbursed Expenses
Small Company Growth Portfolio	$100,354	$—
Small Company Value Portfolio	165,416	—
Wilshire Large Cap Core 130/30 Fund	15,574	5,490

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Logan Capital Management, Inc. (“Logan”), Payden & Rydell (“Payden”), Quest Investment Management, Inc. (“Quest”), Sawgrass Asset Management (“Sawgrass”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P., NWQ Investment Management Company, LP (“NWQ”), AG Asset Management, LLC (“AG”), AXA Rosenberg Investment Management LLC (“AXA”), Thompson, Siegel & Walmsley

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

LLC (“TSW”)and TWIN Capital Management, Inc. (“TWIN”)(collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Logan, Payden, Quest, Sawgrass and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena , Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio. AG, AXA, TSW and TWIN each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. (“PFPC”) serves as the Company’s administrator and accounting agent pursuant to a services agreement. PFPC Trust Company serves as the custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Custodial Trust Company serves as the custodian for the Wilshire Large Cap Core 130/30 Fund.

The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company’s Chief Compliance Officer (“CCO”). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.	Distribution and Service Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries (“service fees”) or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2007, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund were 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

For the year ended December 31, 2007, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.15%	0.01%
Large Company Value Portfolio	0.08%	0.01%
Small Company Growth Portfolio	0.08%	0.09%
Small Company Value Portfolio	0.07%	0.02%
Dow Jones Wilshire 5000 Index Portfolio	0.04%	0.00%
Wilshire Large Cap Core 130/30 Fund	0.02%	0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the year ended December 31, 2007, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

5.	Securities Transactions.

For the year ended December 31, 2007, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$692,087,838	$899,161,356
Large Company Value Portfolio	93,604,406	105,368,856
Small Company Growth Portfolio	19,180,872	16,294,841
Small Company Value Portfolio	22,863,500	18,353,324
Dow Jones Wilshire 5000 Index Portfolio	199,270,538	155,956,402
Wilshire Large Cap Core 130/30 Fund	25,836,020	1,447,450

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $6,486,928 and $835,932, respectively.

6.	Significant Shareholder Activity.

On December 31, 2007, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	60%
Large Company Value Portfolio (2 omnibus shareholders)	80%
Small Company Growth Portfolio (2 omnibus shareholders)	74%
Small Company Value Portfolio (2 omnibus shareholders)	53%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders)	74%
Wilshire Large Cap Core 130/30 Portfolio (2 omnibus shareholders)	90%

7.	Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

In July 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. The Funds file U.S. federal income tax returns and returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund’s U.S. federal income tax returns filed for the fiscal periods ending December 31, 2004 through December 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds’ financial statements.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2007, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Large Company Value Portfolio	$1,938,468
Wilshire Large Cap Core 130/30 Fund	10,573

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

The federal tax cost, unrealized appreciation and depreciation at December 31, 2007 for each Portfolio are as follows:

Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$409,299,710	$115,556,163	$(14,146,698)	$101,409,465
Large Company Value Portfolio	68,750,310	6,730,204	(4,015,573)	2,714,631
Small Company Growth Portfolio	20,121,177	3,163,599	(1,372,762)	1,790,837
Small Company Value Portfolio	29,834,820	4,164,331	(3,343,868)	820,463
Dow Jones Wilshire 5000 Index Portfolio	222,131,529	72,320,929	(19,297,247)	53,023,682
Wilshire Large Cap Core 130/30 Fund	25,698,945	577,085	(483,695)	93,390

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2010	2011	2012	2013
Dow Jones Wilshire 5000 Index Portfolio	$2,983,227	$3,810,802	$5,509,772	$108,266

Capital loss carryforwards utilized in the current year were as follows:

Portfolio
Large Company Growth Portfolio	$6,132,547
Doe Jones Wilshire 5000 Index Portfolio	4,957,039

The tax character of distributions paid were:

Portfolio	2007 Ordinary Income	2007 Capital Gains	2007 Return of Capital	2006 Ordinary Income	2006 Capital Gains
Large Company Growth Portfolio	$11,201,849	$71,125,453	$—	—	—
Large Company Value Portfolio	2,716,827	12,592,542	4,227	1,012,778	5,833,008
Small Company Growth Portfolio	220,425	1,807,571	—	—	1,099,689
Small Company Value Portfolio	727,195	1,830,168	—	543,566	2,017,669
Dow Jones Wilshire 5000 Index Portfolio	3,931,706	—	—	1,951,930	—
Wilshire Large Cap Core 130/30 Fund	4,000	—	—	—	—

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued)

At December 31, 2007, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Dow Jones Wilshire 5000 Index Portfolio	Wilshire Large Cap Core 130/30 Fund
Undistributed ordinary income	$3,908,641	$—	$—	$—	$—	$10,197
Accumulated capital gain/(loss)	—	(1,938,468)	305,872	1,780	(12,412,067)	(10,573)
Unrealized appreciation	101,409,465	2,714,631	1,790,837	820,463	53,023,682	223,179

Total accumulated earnings	$105,318,106	$776,163	$2,096,709	$822,243	$40,611,615	$222,803

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

8.	Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the recharacterization of distributions. As of December 31, 2007, the reclassifications were as follows:

Portfolio	Decrease Paid-in Capital	Increase Undistributed Net Investment Income	Increase/(Decrease) Realized Capital Gains
Large Company Growth Portfolio	$—	$918,024	$(918,024)
Large Company Value Portfolio	(4,227)	5,320	(1,093)
Small Company Growth Portfolio	(47,240)	82,010	(34,770)
Small Company Value Portfolio	—	23,269	(23,269)
Dow Jones Wilshire 5000 Index Portfolio	(100,032)	71,357	28,675
Wilshire Large Cap Core 130/30 Fund	(5,344)	7,577	(2,233)

9.	Indemnifications.

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

WILSHIRE MUTUAL FUNDS, INC. REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio and the schedules of investments and of securities sold short of Wilshire Large Cap Core 130/30 Fund (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2007 and the results of each of their operations, the changes in each of their net assets, the cash flows of Wilshire Large Cap Core 130/30 Fund and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 27, 2008

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held With Fund	Term of Office[1] and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director
INTERESTED DIRECTOR

Lawrence Davanzo, 54(2)	Director and President	Since 2005	President, Wilshire Associates Incorporated, October 2007-Present; Senior Managing Director, October 2004-October 2007, Wilshire Associates Incorporated; President, 2005-Present, Wilshire Variable Insurance Trust; Managing Director, August 2004-October 2004, Guggenheim Partners; independent investor, August 2001-August 2004; President, February 2000-August 2001, InvestorForce Securities; Managing Director and Founder, February 1991-February 2000, Asset Strategy Consulting (investment consulting firm).	20	Wilshire Variable Insurance Trust (14 Funds); Wilshire Associates Incorporated

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

Name and Age	Position Held With Fund	Term of Office[1] and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director
			NON-INTERESTED DIRECTORS

Roger A. Formisano, 58	Director	Since 2006	Vice President, University Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	20	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (14 Funds)

Richard A. Holt, 65	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	20	Wilshire Variable Insurance Trust (14 Funds)

Harriet A. Russell, 65	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	20	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (14 Funds)

George J. Zock, 56	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004-2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997-2003).	20	Wilshire Variable Insurance Trust (14 Funds)

			OFFICERS

Danny S. Kang, CPA, 39	Treasurer	Since 2007	Vice President, Wilshire Associates Incorporated (since 2007); Senior Vice President, Countrywide (2004 to 2007).	N/A	N/A

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

Name and Age	Position Held With Fund	Term of Office[1] and Length of Time Served	Principal Occupations During the Past 5 Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held By Director
Helen Thompson, 40	Chief Compliance Officer and Secretary	Since 2004	Managing Director, Wilshire Associates Incorporated (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited.	N/A	N/A

(1)	Directors and Officers hold office until they resign or their successors have been elected and qualified.
(2)	Mr. Davanzo is an interested person because of his position with the Fund’s investment adviser, Wilshire Associates Incorporated.

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION - (CONTINUED)

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE MUTUAL FUNDS, INC. TAX INFORMATION (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	19.08%
Large Company Value Portfolio	65.10%
Small Company Growth Portfolio	26.74%
Small Company Value Portfolio	36.21%
Dow Jones Wilshire 5000 Index Portfolio	94.05%
Wilshire Large Cap Core 130/30 Fund	100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2006 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	28.99%
Large Company Value Portfolio	98.44%
Small Company Growth Portfolio	20.22%
Small Company Value Portfolio	39.29%
Dow Jones Wilshire 5000 Index Portfolio	88.05%
Wilshire Large Cap Core 130/30 Fund	0.00%

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	5.62%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	11.63%
Dow Jones Wilshire 5000 Index Portfolio	9.95%
Wilshire Large Cap Core 130/30 Fund	17.83%

WILSHIRE MUTUAL FUNDS, INC. TAX INFORMATION (Unaudited) (Continued)

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	100.00%
Small Company Value Portfolio	100.00%
Dow Jones Wilshire 5000 Index Portfolio	0.00%
Wilshire Large Cap Core 130/30 Fund	0.00%

The following Portfolios designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

Portfolio
Large Company Growth Portfolio	$71,125,453
Large Company Value Portfolio	12,592,542
Small Company Growth Portfolio	1,807,571
Small Company Value Portfolio	1,830,168

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Large Company Growth Portfolio, Large CompanyValue Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio)

During the six months ended December 31, 2007, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (the “Funds”). The Board also approved the renewal for additional one-year terms of Wilshire’s Subadvisory Agreements with the Company’s subadvisers: Los Angeles Capital Management and Equity Research, Inc. with respect to each of the Funds except for the Large Company Value Portfolio, NWQ Investment Management Company, LLC with respect to the Small Company Value Portfolio, and Pzena Investment Management, LLC with respect to the Small Company Value Portfolio. In addition, the Board approved new subadvisory agreements between Wilshire and the following subadvisers: Acadian Asset Management, Inc. with respect to the Large Company Value Portfolio, Ranger Investment Management, L.P. with respect to the Small Company Growth Portfolio and Systematic Financial Management, L.P. with respect to the Large Company Value Portfolio. In the following text, the Advisory Agreement between the Company and Wilshire is referred to as the “Advisory Agreement,” the subadvisers are referred to as “Subadvisers” and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation or approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the advisory arrangements and for the new Subadvisers, the nature, extent and quality of the services to be performed; with respect to Wilshire, comparative fees and expense ratios as prepared by an independent provider (Lipper Inc.); the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present and discussed the renewal or approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of Wilshire or the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve renewal of the Advisory Agreement

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

and the Subadvisory Agreements or to approve the new Subadvisory Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal or approval of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 24, 2007 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s November 30, 2007 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 23, 2007 and November 29, 2007, respectively. Based upon a review of such information, counsel sent follow-up memoranda, on behalf of the Independent Directors, requesting additional information to be considered at the August 23, 2007 and November 29, 2007 meetings.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund as provided by Lipper Inc., (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Lipper Inc., and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to approve or continue each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed and from each new Subadviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of the Subadviser in connection with the Fund or, for the new Subadvisers, the investment performance for products managed by the Subadviser that are similar to the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are or would be realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered or to be rendered and amounts paid to other registered investment companies and any comparable advisory clients, and (vii) benefits realized or to be realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Prior to consideration by the Board, the Contract Review Committee met on August 23, 2007 and November 29, 2007, as applicable, to discuss the information provided. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew or approve the Advisory and Subadvisory Agreements, as applicable, and recommended to the Board that the Advisory and Subadvisory Agreements be renewed or approved. At its meetings on August 24, 2007 and November 30, 2007, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant. At its meeting on August 24, 2007, the Board also considered a report from the Investment Committee (which is comprised solely of Independent Directors), which met on August 23, 2007 to review information regarding the new Subadvisers. At its meeting on November 30, 2007, the Board also considered a report from the Investment Committee which, met on November 29, 2007 to review the data Lipper Inc. had prepared on performance, fees and expenses to assist the Board in its consideration of the Advisory Agreement.

Nature, Extent and Quality of Services - Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary advisory fee waivers. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for one, three, five, and where applicable, ten-year periods, along with performance information of a relevant benchmark, a peer group of funds from Lipper’s database and a peer universe of funds from Lipper’s database. For the Large Company Growth Portfolio, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive as compared to its Lipper peer group and peer universe and that it outperformed its benchmark. For the Large Company Value Portfolio, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive in comparison to its Lipper peer group and peer universe, although it underperformed its benchmark. For the Small Company Growth Portfolio, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive with its Lipper peer group and peer universe, although it underperformed its benchmark. For the Small Company Value Portfolio, the Board determined that performance was satisfactory,

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

noting that the Fund outperformed its Lipper peer group and peer universe for the three- and five-year periods, that it outperformed its benchmark for the one-year period and that its underperformance to its benchmark was modest over longer term periods. The Board determined that the performance for the Dow Jones Wilshire 5000 Index Portfolio as compared to its Lipper peer universe was competitive and, therefore concluded that investment performance was satisfactory.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other similar registered investment companies advised by the Adviser and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the voluntary advisory fee waivers in place for the Small Company Growth and Small Company Value Portfolios and whether the investment process produced economies of scale. The Board concluded that each Fund’s advisory fee reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits - Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Nature, Extent and Quality of Services - Sub-Advisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided or to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. For the continuing Subadvisers, the Board also considered the Subadviser’s compliance with investment policies and general legal compliance. For the new Subadvisers, the Board also considered the Subadviser’s general legal compliance and the assessment of the Company’s chief compliance officer regarding the Subadviser’s compliance program. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing or would provide reasonable services and recommended that each Subadvisory Agreement for each Fund be continued or approved, as applicable.

Based upon all relevant factors, the Board concluded that the investment performance of Los Angeles Capital Management with respect to the Small Company Growth Portfolio, Pzena with respect to the Large Company Value Portfolio and NWQ with respect to the Small Company Value Portfolio met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board concluded that the investment performance of Los Angeles Capital Management with respect to the Large Company Growth Portfolio was in a competitive range in comparison to its benchmark for most periods reviewed and, therefore, was satisfactory. The Board determined that Los Angeles Capital Management’s underperformance with respect to the Dow Jones Wilshire 5000 Index Portfolio was a result of its small size and expenses and, therefore concluded that investment performance was satisfactory. The Board also determined that, although Los Angeles Capital Management had underperformed with respect to the Small Company Value Portfolio over longer term periods, current outperformance resulted in a conclusion that investment performance was satisfactory. The Board concluded that the investment performance for products managed by Acadian and Systematic similar to the Large Company Value Portfolio and by Ranger similar to the Small Company Growth Portfolio met or exceeded acceptable levels of investment performance and, therefore, was expected to be satisfactory.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

was charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were generally competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers was not unreasonable.

Economies of Scale - Subadvisers

The Board considered whether there are or may be economies of scale with respect to the subadvisory services provided or to be provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received or to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, where applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund. The Board also determined that the terms of each Subadvisory Agreement continue to be or are fair and reasonable and that the continuation or approval of each Subadvisory Agreement, as applicable, is in the best interests of each Fund.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Wilshire Large Cap Core 130/30 Fund)

During the six months ended December 31, 2007, the Board of the Company approved an advisory agreement with Wilshire on behalf of the Wilshire Large Cap Core 130/30 Fund (the “Fund”), and subadvisory agreements with Wilshire and the following subadvisers with respect to the Fund: AG Asset Management LLC (“AG”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), Thompson Siegel & Walmsley LLC (“TS&W”) and TWIN Capital Management Inc. (“TWIN”). In the following text, the subadvisers are referred to as “Subadvisers” and the Advisory Agreements with Wilshire and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as “Advisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Advisory Agreements. In connection with its deliberations, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by Wilshire and the Subadvisers under the Advisory Agreements; comparative fees (and expense ratios with respect to Wilshire) as provided by Wilshire and the Subadvisers; the anticipated profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers would realize economies of scale as the Fund grows; and whether any fallout benefits will be realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) met with counsel in private sessions at which no representatives of the Subadvisers and/or Wilshire were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve the Advisory Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

The Board, including all the Independent Directors, considered the Advisory Agreements pursuant to a process that concluded at the Board’s October 25, 2007 special meeting, following an extensive process. At the August 23, 2007 Investment Committee meeting and August 24, 2007 Board meeting, Wilshire initially presented its proposal to create the Fund, including, among other things, a description of the Fund’s investment strategy, the Fund’s proposed advisory fee and estimated expense ratio (including a proposed expense cap), and comparisons of the proposed advisory fee and estimated expense ratio to peer funds. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent a memorandum to the Adviser requesting information regarding the Subadvisory Agreements to be provided to the Directors in advance of the October 25, 2007 meeting.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

The Directors reviewed information regarding Wilshire, including: (i) the nature, extent and quality of services to be provided; (ii) the costs of services to be provided and estimated profits to be realized by Wilshire; (iii) the extent to which economies of scale would be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (v) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire; and (vi) benefits to be realized by Wilshire from its relationship with the Fund. The Directors received information from Wilshire regarding [the projected investment returns of the proposed Subadvisers, along with] the factors underlying Wilshire’s recommendation of each Subadviser. The Directors also received information from each Subadviser describing: (i) the nature, extent and quality of services to be provided; (ii) the investment performance of the Subadviser for a product similar to the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale would be realized as the Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by any comparable advisory clients; and (vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Nature, Extent and Quality of Services – Wilshire

With respect to the nature, extent and quality of services to be provided, the Board reviewed the functions to be performed by Wilshire. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel who would perform the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by Wilshire. The Board reviewed the process used by Wilshire to select the Subadvisers. The Board concluded that Wilshire was successful in negotiating favorable Subadvisory Agreements on behalf of the Fund. The Board also concluded that Wilshire has a robust system in place for selecting, monitoring and terminating subadvisers. The Board noted the Company’s experience with Wilshire in connection with the existing Funds of the Company. The Board also noted the financial support to be provided by Wilshire to the Fund through an Expense Limitation Agreement. Based upon all relevant factors, the Board concluded that the nature, extent and quality of services to be provided by Wilshire to the Fund are satisfactory.

Advisory Fees

The Board reviewed the Fund’s proposed advisory fee and estimated total expense ratio and reviewed information comparing the proposed advisory fee and estimated total expense ratio to those of other 130/30 funds as compiled by Wilshire. The Board determined that the proposed advisory fee and estimated expense ratio for the Fund were within a competitive range. The Board concluded that the proposed advisory fee for the Fund was reasonable and appropriate in amount.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services to be provided and the profits to be realized by Wilshire from its relationship with the Fund. The Board concluded that the profits to be realized by Wilshire were reasonable in comparison with the costs of providing advisory services to the Fund. In addition, the Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Board reviewed the Fund’s projected expense ratio, the Expense Limitation Agreement and whether the investment process produces economies of scale. The Board concluded that the Fund’s advisory fee reflected appropriate recognition of any economies of scale.

Fall-Out Benefits – Wilshire

The Board considered the nature and amount of any benefits to be derived by Wilshire from its relationship with the Fund. The Board determined that the advisory fee was reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services – Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board also considered the Subadviser’s compliance program. In addition, the Board considered Wilshire’s recommendation that each Subadvisory Agreement be approved. The Board noted that each Subadviser’s investment performance for a product similar to the Fund was too new to judge, but based upon review of the organization and personnel, concluded that a satisfactory level of services was anticipated.

Subadvisory Fees

The Board considered the proposed subadvisory fees of each Subadviser. Where applicable, the Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that the Adviser will compensate the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers which had other clients that were being managed using the same investment style, the Board noted that although TWIN may charge a higher fee to the Adviser than is charged to its “Other Clients,” the Board concluded that the fee charged to the Adviser was generally competitive.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Based upon all of the above, the Board determined that the proposed subadvisory fee of each Subadviser was reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser will compensate each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers will be limited due to the initial size of the Fund and the fact that the Fund’s assets will be allocated among the four subadvisers. Based upon this information, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers was not unreasonable.

Economies of Scale – Subadvisers

The Board considered whether there will be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the estimated effective subadvisory fee rate for each Subadviser under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees to be charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that each Advisory Agreement is in the best interests of the Fund.

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

www.wilfunds.com

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $124,650 for 2006 and $144,650 for 2007.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $11,915 for 2006 and $18,415 for 2007. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	100%

(d)	Not Applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $11,915 for 2006 and $18,415 for 2007.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dow Jones Wilshire 5000 Index Portfolio, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 99.5%
Consumer Discretionary — 6.9%
21,069	Amazon.com, Inc.†	$1,951,832
15,456	Apollo Group, Inc., Class A†	1,084,238
11,900	Best Buy Co., Inc.	626,535
10,015	Burger King Holdings, Inc.	285,528
19,000	Carnival Corp.	845,310
6,200	Central European Media Enterprises, Ltd., Class A†	719,076
84,000	Coach, Inc.†	2,568,720
3,200	CROCS, Inc.†(a)	117,792
12,800	Dick’s Sporting Goods, Inc.†	355,328
19,100	DIRECTV Group, Inc. (The)†	441,592
26,800	DreamWorks Animation SKG, Inc., Class A†	684,472
14,200	Eastman Kodak Co.(a)	310,554
5,479	Expedia, Inc.†	173,246
15,000	Focus Media Holding, Ltd. ADR†(a)	852,150
26,035	GameStop Corp., Class A†	1,617,034
21,220	Garmin, Ltd.	2,058,340
29	Getty Images, Inc.†	841
1,898	Harman International Industries, Inc.(a)	139,902
14,407	IAC/InterActiveCorp.†	387,837
7,500	ITT Educational Services, Inc.†	639,525
200	J.C. Penney Co., Inc.(a)	8,798
1,012	Jarden Corp.†	23,893
50,900	Johnson Controls, Inc.	1,834,436
2,326	Las Vegas Sands Corp.†(a)	239,694
54,345	McDonald’s Corp.	3,201,464
8,000	MGM Mirage†	672,160
46,550	News Corp., Class A	953,810
32,925	News Corp., Class B	699,656
32,550	Nike, Inc., Class B	2,091,012
500	NutriSystem, Inc.†	13,490
900	NVR, Inc.†(a)	471,600
3,227	Office Depot, Inc.†	44,888
1,100	Panera Bread Co., Class A†(a)	39,402
9,790	Polo Ralph Lauren Corp.(a)	604,924
4,379	Regal Entertainment Group, Class A	79,129
24,029	Scientific Games Corp., Class A†	798,964
34,160	Shaw Communications, Inc., Class B	808,909
47,595	Starbucks Corp.†	974,270
12,080	Starwood Hotels & Resorts Worldwide, Inc.	531,882
19,260	Tiffany & Co.	886,538
29,200	Tim Hortons, Inc.	1,078,356
7,600	TJX Cos., Inc.	218,348
2,010	Virgin Media, Inc.	34,451
6,169	WABCO Holdings, Inc.	309,005
28,705	Walt Disney Co. (The)	926,597
100	Yum! Brands, Inc.	3,827

		33,409,355

Consumer Staples — 6.7%
6,895	Altria Group, Inc	521,124
77,172	Avon Products, Inc.	3,050,609
4,100	Bare Escentuals, Inc.†	99,425
4,896	Bunge, Ltd.	569,943
66,434	Coca-Cola Co. (The)	4,077,055
25,000	Coca-Cola Enterprises, Inc.	650,750
14,335	Colgate-Palmolive Co.	1,117,557
33,045	Costco Wholesale Corp.	2,305,219
219,611	CVS Caremark Corp.	8,729,537
7,635	Diageo PLC ADR	655,312
16,895	Fomento Economico Mexicano SAB de CV ADR.	644,882
2,845	Hansen Natural Corp.†	126,005
31	Kellogg Co.	1,625
18,262	Kraft Foods, Inc., Class A	595,889
5,446	Molson Coors Brewing Co., Class B	281,123

See Notes to Financial Statements.

1

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Staples (continued)
60,945	PepsiCo, Inc.	$4,625,726
32,435	Procter & Gamble Co.	2,381,378
4,350	Walgreen Co.	165,648
30,149	Wal-Mart Stores, Inc.	1,432,982

		32,031,789

Energy — 8.3%
6,800	Apache Corp.	731,272
27,900	Cameron International Corp.†	1,342,827
8,800	ConocoPhillips	777,040
2,800	Continental Resources, Inc.†	73,164
8,000	Denbury Resources, Inc.†	238,000
4,700	ENSCO International, Inc.(a).	280,214
56,390	Exxon Mobil Corp.	5,283,179
10,832	Foundation Coal Holdings, Inc.	568,680
24,760	Grant Prideco, Inc.†	1,374,428
54,653	Halliburton Co.(a)	2,071,895
100,600	National Oilwell Varco, Inc.†(a)	7,390,076
12,000	Newfield Exploration Co.†	632,400
17,315	Peabody Energy Corp.	1,067,297
1,200	Quicksilver Resources, Inc.†(a)	71,508
66,045	Schlumberger, Ltd.	6,496,847
2,736	Southwestern Energy Co.†(a)	152,450
2,900	Tetra Technologies, Inc.†	45,153
21,981	Transocean, Inc.†(a)	3,146,580
8,000	Unit Corp.†	370,000
8,800	Valero Energy Corp.	616,264
118,471	Williams Cos., Inc.	4,238,892
59,650	XTO Energy, Inc.	3,063,624

		40,031,790

Financials — 7.7%
15,850	Aflac, Inc.	992,685
74,990	American Express Co.	3,900,980
25,200	American Financial Group, Inc.	727,776
15,050	Bank of New York Mellon Corp. (The)	733,838
2,615	BlackRock, Inc.	566,932
129,530	Charles Schwab Corp. (The) .	3,309,492
12,970	CME Group, Inc.	8,897,420
24,234	Goldman Sachs Group, Inc. (The)	5,211,522
16,165	HDFC Bank, Ltd. ADR	2,108,724
11,250	IntercontinentalExchange, Inc.†	2,165,625
17,500	Lincoln National Corp.	1,018,850
16,700	Loews Corp.	840,678
14,835	Merrill Lynch & Co., Inc.	796,343
10,400	Nasdaq Stock Market, Inc. (The)†	514,696
22,116	NYSE Euronext	1,941,121
7,100	Prudential Financial, Inc.	660,584
9,525	State Street Corp.	773,430
17,185	T. Rowe Price Group, Inc.(a).	1,046,223
34,325	TD Ameritrade Holding Corp.†	688,559

		36,895,478

Health Care — 18.3%
43,595	Abbott Laboratories	2,447,859
56,708	Aetna, Inc.	3,273,753
7,000	Alcon, Inc.(a)	1,001,280
105,105	Allergan, Inc.	6,751,945
20,400	Amgen, Inc.†	947,376
33,045	Baxter International, Inc.	1,918,262
25,250	Bristol-Myers Squibb Co.(a)	669,630
12,002	Cardinal Health, Inc.	693,115
59,000	Celgene Corp.†	2,726,390
10,400	Charles River Laboratories International, Inc.†	684,320
11,785	Cigna Corp.	633,208

See Notes to Financial Statements.

2

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
2,670	Cooper Cos., Inc. (The)(a)	$101,460
28,167	Covance, Inc.†	2,439,826
11,100	Coventry Health Care, Inc.†	657,675
23,200	Eli Lilly & Co.	1,238,648
60,822	Express Scripts, Inc.†	4,440,006
30,405	Forest Laboratories, Inc.†	1,108,262
1,388	Genentech, Inc.†	93,093
30,295	Genzyme Corp.†	2,255,160
220,260	Gilead Sciences, Inc.†	10,134,163
19,139	Health Net, Inc.†	924,414
6,474	HLTH Corp.†	86,752
1,400	Humana, Inc.†(a)	105,434
8,478	Intuitive Surgical, Inc.†(a)	2,751,111
8,580	Inverness Medical Innovations, Inc.†	482,024
57,757	Johnson & Johnson	3,852,392
10,600	Kinetic Concepts, Inc.†(a)	567,736
35,755	Medco Health Solutions, Inc.†	3,625,557
50,385	Medtronic, Inc.	2,532,854
52,925	Merck & Co., Inc.	3,075,472
4,600	Millipore Corp.†(a)	336,628
16,670	Mindray Medical International, Ltd. ADR	716,310
800	Patterson Cos., Inc.†.	27,160
800	PerkinElmer, Inc.	20,816
47,327	Pfizer, Inc.	1,075,743
10,388	Resmed, Inc.†	545,682
8,400	Respironics, Inc.†	550,032
105,045	Schering-Plough Corp.	2,798,399
12,700	Sepracor, Inc.	333,375
3,600	St. Jude Medical, Inc.†	146,304
79,535	Stryker Corp.	5,942,855
26,435	Teva Pharmaceutical Industries, Ltd. ADR	1,228,699
61,090	Thermo Fisher Scientific, Inc.†	3,523,671
14,422	UnitedHealth Group, Inc.	839,360
25,228	VCA Antech, Inc.†	1,115,834
11,300	Vertex Pharmaceuticals, Inc.†	262,499
14,850	Waters Corp.†	1,174,189
48,195	WellPoint, Inc.†	4,228,147
10,074	Wyeth	445,170
5,410	Zimmer Holdings, Inc.†	357,872

		87,887,922

Industrials — 12.5%
24,050	3M Co. .	2,027,896
34,798	AGCO Corp.†	2,365,568
4,372	Avery Dennison Corp.	232,328
39,549	Boeing Co.	3,458,956
2,474	Brink’s Co. (The)	147,797
8,800	Caterpillar, Inc.	638,528
5,770	Chicago Bridge & Iron Co. NV	348,739
269	ChoicePoint, Inc.†	9,797
29,585	Corrections Corp. of America†	873,053
10,295	Cummins, Inc.	1,311,274
30,850	Danaher Corp.(a)	2,706,779
21,700	Deere & Co.	2,020,704
12,415	Emerson Electric Co.	703,434
11,580	FedEx Corp.	1,032,589
300	First Solar, Inc.†	80,142
4,805	Fluor Corp.	700,185
18,165	General Dynamics Corp.	1,616,503
21,255	General Electric Co.	787,923
24,200	Goodrich Corp.(a)	1,708,762
11,500	Harsco Corp.	736,805
37,900	Honeywell International, Inc.	2,333,503
16,680	IHS, Inc., Class A†(a)	1,010,141
4,800	Illinois Tool Works, Inc.(a)	256,992
6,300	ITT Corp.	416,052
15,800	Jacobs Engineering Group, Inc.†	1,510,638

See Notes to Financial Statements.

3

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
13,735	Joy Global, Inc.	$904,038
20,500	L-3 Communications Holdings, Inc.(a)	2,171,770
6,490	Lockheed Martin Corp.	683,137
22,000	Manitowoc Co., Inc. (The)	1,074,260
400	McDermott International, Inc.†	23,612
1	Owens Corning, Inc.†(a)	20
8,234	Paccar, Inc	448,588
24,000	Pitney Bowes, Inc.(a)	912,960
69,066	Precision Castparts Corp	9,579,454
13,475	Raytheon Co	817,932
900	Shaw Group, Inc. (The)†	54,396
6,340	Siemens AG ADR(a)	997,662
38,193	Spirit Aerosystems Holdings, Inc., Class A†	1,317,658
46,275	Stericycle, Inc.†	2,748,735
7,800	Sunpower Corp., Class A†(a)	1,017,042
10,000	Terex Corp.†	655,700
55,316	Textron, Inc	3,944,031
5,367	Timken Co	176,306
7,500	Union Pacific Corp	942,150
36,090	United Technologies Corp	2,762,329

		60,266,868

Information Technology — 29.4%
113,161	Adobe Systems, Inc.†	4,835,370
59,200	Akamai Technologies, Inc.†(a)	2,048,320
51,360	Amphenol Corp., Class A(a)	2,381,563
93,300	Apple, Inc.†	18,480,864
19,570	Autodesk, Inc.†	973,803
11,800	Avnet, Inc.†	412,646
12,800	Broadcom Corp., Class A†	334,592
2,195	Ciena Corp.†(a)	74,871
377,102	Cisco Systems, Inc.†	10,208,151
29,947	Citrix Systems, Inc.†	1,138,286
125,000	Cognizant Technology Solutions Corp., Class A†	4,242,500
9,543	Computer Sciences Corp.†	472,092
91,053	Corning, Inc.	2,184,362
20,910	Cypress Semiconductor Corp.†	753,387
24,900	Dell, Inc.†	610,299
58	Diebold, Inc.	1,681
48,679	eBay, Inc.†(a)	1,615,656
21,512	Electronic Arts, Inc.†	1,256,516
391,650	EMC Corp.†	7,257,275
20,689	Google, Inc., Class A†	14,306,030
8,494	Hewitt Associates, Inc., Class A†	325,235
111,007	Hewlett-Packard Co.	5,603,633
22,375	Infosys Technologies, Ltd. ADR	1,014,930
72,096	Integrated Device Technology, Inc.†	815,406
279,400	Intel Corp.	7,448,804
58,103	International Business Machines Corp.	6,280,934
86	International Rectifier Corp.†(a)	2,921
22,451	Intuit, Inc.†	709,676
28,768	JDS Uniphase Corp.†	382,614
101,890	Juniper Networks, Inc.†	3,382,748
10,855	LSI Corp.†(a)	57,640
7,616	Mastercard, Inc., Class A	1,638,963
10,374	McAfee, Inc.†	389,025
80,340	MEMC Electronic Materials, Inc.†	7,109,287
11,312	Mettler Toledo International, Inc.†	1,287,306
21,935	Microchip Technology, Inc.(a)	689,198
342,409	Microsoft Corp.	12,189,760
18,905	Nokia Oyj ADR	725,763
39,700	NVIDIA Corp.†(a)	1,350,594

See Notes to Financial Statements.

4

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
204,465	Oracle Corp.†	$4,616,820
93,679	QUALCOMM, Inc.	3,686,269
9,015	Research In Motion, Ltd.†	1,022,301
8,734	Riverbed Technology, Inc.†	233,547
900	SanDisk Corp.†	29,853
1,989	Silicon Laboratories, Inc.†	74,448
39,195	Sun Microsystems, Inc.†	710,605
35,841	Synopsys, Inc.†	929,357
5,111	Teradata Corp.†	140,093
92	Teradyne, Inc.†	951
87,218	Texas Instruments, Inc.	2,913,081
4,988	Varian Semiconductor Equipment Associates, Inc.†	184,556
9,421	VeriFone Holdings, Inc.†(a)	219,038
21,652	VeriSign, Inc.†	814,332
2,700	WebMD Health Corp., Class A†(a)	110,889
3,900	Western Digital Corp.†	117,819
29,860	Yahoo!, Inc.†	694,544
3,376	Zebra Technologies Corp., Class A†	117,147

		141,608,351

Materials — 5.1%
16,100	Agrium, Inc.	1,162,581
6,752	AK Steel Holding Corp.†	312,212
9,100	ArcelorMittal(a)	703,885
16,300	Ashland, Inc.	773,109
6,865	Celanese Corp., Series A	290,527
34,520	Dow Chemical Co. (The)	1,360,778
15,162	Du Pont (E.I.) de Nemours & Co.	668,493
16,518	FMC Corp.	901,057
3,705	Freeport-McMoRan Copper & Gold, Inc.	379,540
8,664	International Flavors & Fragrances, Inc.	416,998
106,850	Monsanto Co.	11,934,077
1,422	Mosaic Co. (The)†	134,151
8,500	Newmont Mining Corp.	415,055
42,054	Owens-Illinois, Inc.†	2,081,673
7,200	Potash Corp. of Saskatchewan	1,036,512
17,260	Praxair, Inc.	1,531,135
6,716	Weyerhaeuser Co.	495,238

		24,597,021

Telecommunication Services — 2.6%
99,605	America Movil SAB de CV ADR, Series L (a)	6,114,751
13,400	AT&T, Inc.	556,904
3,700	China Mobile, Ltd. ADR	321,419
2,420	Leap Wireless International, Inc.†	112,869
95,311	Verizon Communications, Inc.	4,164,137
25,300	Vimpel-Communications ADR	1,052,480

		12,322,560

Utilities — 2.0%
37,500	Allegheny Energy, Inc.	2,385,375
16,300	American Electric Power Co., Inc.	758,928
3,630	Constellation Energy Group, Inc.	372,184
17,203	Energen Corp.	1,104,949
36,652	Exelon Corp.	2,992,269
6,249	FPL Group, Inc.	423,557
17,287	Integrys Energy Group, Inc.	893,565
9,400	Mirant Corp.†	366,412
13,065	NRG Energy, Inc.†	566,237

		9,863,476

Total Common Stock (Cost $375,056,219)		478,914,610

See Notes to Financial Statements.

5

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
MONEY MARKET FUND — 6.6%
31,794,565	PNC Institutional Money Market Trust 4.92% (Cost $31,794,565)(b)(c)	$31,794,565

Total Investments — 106.1% (Cost $406,850,784)		510,709,175
Other Assets & Liabilities, Net — (6.1)%		(29,395,954)

NET ASSETS — 100.0%		$481,313,221

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

6

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 100.1%
Consumer Discretionary — 10.3%
5,500	Amazon.com, Inc.†	$509,520
6,600	Apollo Group, Inc., Class A†	462,990
1,500	Autozone, Inc.†	179,865
2,000	Best Buy Co., Inc.	105,300
9,000	Big Lots, Inc.†	143,910
2,500	Darden Restaurants, Inc.	69,275
4,800	DIRECTV Group, Inc. (The)†	110,976
6,200	DR Horton, Inc.	81,654
8,700	Eastman Kodak Co.(a)	190,269
17,500	Ford Motor Co.†	117,775
12,200	Gap, Inc. (The)	259,616
20,350	Home Depot, Inc. (The)	548,229
17,800	Idearc, Inc.	312,568
5,000	Jack in the Box, Inc.†	128,850
4,200	Lear Corp.†	116,172
6,450	Magna International, Inc., Class A	518,774
20,100	McDonald’s Corp.	1,184,091
3,800	Snap-On, Inc.	183,312
5,800	Tempur-Pedic International, Inc.(a)	150,626
23,125	TJX Cos., Inc.	664,381
6,000	Walt Disney Co. (The)	193,680
6,475	Whirlpool Corp.(a)	528,554

		6,760,387

Consumer Staples — 8.4%
22,200	Altria Group, Inc.	1,677,876
4,400	CVS Caremark Corp.	174,900
2,557	Fresh Del Monte Produce, Inc.†	85,864
2,700	HJ Heinz Co.	126,036
4,025	Kimberly-Clark Corp.	279,093
10,050	Kraft Foods, Inc., Class A	327,932
31,500	Kroger Co. (The)	841,365
3,200	Loews Corp. - Carolina Group	272,960
4,000	Molson Coors Brewing Co., Class B	206,480
3,300	Procter & Gamble Co.	242,286
16,700	Safeway, Inc.	571,307
14,525	Wal-Mart Stores, Inc.	690,373

		5,496,472

Energy — 12.0%
3,800	Anadarko Petroleum Corp.	249,622
4,775	BP PLC ADR	349,387
17,500	Chevron Corp.	1,633,275
4,400	ConocoPhillips	388,520
1,800	Exterran Holdings, Inc.†	147,240
24,100	Exxon Mobil Corp.	2,257,929
500	Frontier Oil Corp.	20,290
23,500	Marathon Oil Corp.	1,430,210
7,000	National Oilwell Varco, Inc.†(a)	514,220
2,800	Occidental Petroleum Corp.	215,572
9,900	Valero Energy Corp.	693,297

		7,899,562

Financials — 28.9%
13,125	Allstate Corp. (The)	685,519
5,400	American Financial Group, Inc.	155,952
4,500	American International Group, Inc.	262,350
9,400	Ameriprise Financial, Inc.	518,034
6,100	Annaly Capital Management, Inc.	110,898
3,500	AON Corp.	166,915
27,800	Bank of America Corp.	1,147,028
8,600	Bank of New York Mellon Corp. (The)	419,336
10,900	Capital One Financial Corp.	515,134

See Notes to Financial Statements.

7

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
33,675	Citigroup, Inc.	$991,392
16,550	Countrywide Financial Corp.(a)	147,957
17,725	Fannie Mae	708,645
11,289	Fidelity National Financial, Inc., Class A	164,932
20,725	Freddie Mac	706,101
6,400	Goldman Sachs Group, Inc. (The)	1,376,320
2,700	Hartford Financial Services Group, Inc.	235,413
6,400	Health Care REIT, Inc.	286,016
5,900	Invesco, Ltd.	185,142
15,000	Janus Capital Group, Inc.	492,750
31,950	JPMorgan Chase & Co.	1,394,618
5,250	Lehman Brothers Holdings, Inc.	343,560
2,950	MetLife, Inc.	181,779
10,150	Morgan Stanley	539,066
12,800	New York Community Bancorp, Inc.	225,024
21,200	optionsXpress Holdings, Inc.	716,984
3,867	PartnerRe, Ltd.	319,144
1,600	Popular, Inc.	16,960
4,700	Prologis	297,886
3,100	Prudential Financial, Inc.	288,424
2,700	Raymond James Financial, Inc.	88,182
9,700	State Street Corp.	787,640
900	SunTrust Banks, Inc.	56,241
8,375	Torchmark Corp.	506,939
26,500	Travelers Cos., Inc. (The)	1,425,700
25,700	UNUM Group	611,403
700	Wachovia Corp.(a)	26,621
9,025	Washington Mutual, Inc.(a)	122,830
33,800	Wells Fargo & Co.(a)	1,020,422
15,185	XL Capital, Ltd., Class A(a)	763,957

		19,009,214

Health Care — 11.0%
2,000	Aetna, Inc.	115,460
12,200	AmerisourceBergen Corp.	547,414
7,775	Amgen, Inc.†	361,071
23,875	Bristol-Myers Squibb Co.(a)	633,165
7,000	Cigna Corp.	376,110
8,500	Coventry Health Care, Inc.†	503,625
2,200	Covidien, Ltd.	97,438
3,700	Genzyme Corp.†	275,428
4,500	Humana, Inc.†(a)	338,895
3,100	Invitrogen Corp.†	289,571
7,575	Johnson & Johnson	505,252
1,400	Medco Health Solutions, Inc.†	141,960
6,000	Merck & Co., Inc.	348,660
75,750	Pfizer, Inc.	1,721,798
9,400	Schering-Plough Corp.	250,416
1,900	Thermo Fisher Scientific, Inc.†	109,592
11,000	UnitedHealth Group, Inc.	640,200

		7,256,055

Industrials — 6.3%
1,200	Boeing Co.	104,952
4,300	CNH Global NV	283,026
6,000	Cooper Industries, Ltd., Class A	317,280
1,500	Cummins, Inc.	191,055
2,500	Excel Maritime Carriers, Ltd.	100,475
10,100	General Electric Co.	374,407
3,400	Goodrich Corp.(a)	240,074
16,200	Honeywell International, Inc.	997,434
2,600	ITT Corp.	171,704
9,250	Parker Hannifin Corp.	696,617
1,200	SPX Corp.	123,420
8,000	Steelcase, Inc., Class A	126,960
3,400	Terex Corp.†	222,938

See Notes to Financial Statements.

8

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
2,175	Tyco International, Ltd.	$86,239
3,700	UAL Corp.†	131,942

		4,168,523

Information Technology — 8.1%
4,300	Adobe Systems, Inc.†	183,739
10,900	Affiliated Computer Services, Inc., Class A†	491,590
24,500	Alcatel-Lucent ADR	179,340
15,925	CA, Inc.	397,329
4,800	Computer Sciences Corp.†	237,456
6,100	Hewlett-Packard Co.	307,928
4,000	Intel Corp.	106,640
7,100	International Business Machines Corp.	767,510
10,275	Microsoft Corp.	365,790
4,100	NVIDIA Corp.†(a)	139,482
45,400	Oracle Corp.†	1,025,132
6,000	SanDisk Corp.†	199,020
7,350	Sun Microsystems, Inc.†	133,255
23,175	Telefonaktiebolaget LM Ericsson ADR	541,136
5,200	Teradata Corp.†	142,532
2,350	Tyco Electronics, Ltd.	87,256

		5,305,135

Materials — 5.8%
13,900	Celanese Corp., Series A	588,248
3,900	CF Industries Holdings, Inc.	429,234
2,400	Cytec Industries, Inc.	147,792
13,700	Freeport-McMoRan Copper & Gold, Inc.	1,403,428
1,600	Mosaic Co. (The)†	150,944
500	Nucor Corp.	29,610
8,600	United States Steel Corp.	1,039,826

		3,789,082

Telecommunication Services — 3.7%
20,100	AT&T, Inc.	835,356
3,700	CenturyTel, Inc.	153,402
23,100	Citizens Communications Co.	294,063
3,900	EMBARQ Corp.	193,167
21,600	Sprint Nextel Corp.	283,608
1,800	Telephone & Data Systems, Inc.	112,680
3,800	Turkcell Iletisim Hizmet AS ADR	104,766
11,000	Verizon Communications, Inc.	480,590

		2,457,632

Utilities — 5.6%
11,800	American Electric Power Co., Inc.	549,408
7,700	Edison International	410,949
4,000	FirstEnergy Corp.	289,360
23,100	Mirant Corp.†	900,438
7,700	Northeast Utilities	241,087
5,700	NRG Energy, Inc.†	247,038
5,550	Sempra Energy	343,434
30,200	Star Gas Partners LP†	119,894
200	Suburban Propane Partners LP	8,116
7,175	Wisconsin Energy Corp.	349,495
9,700	Xcel Energy, Inc.	218,929

		3,678,148

Total Common Stock (Cost $62,796,964)		65,820,210

MONEY MARKET FUND — 8.5%
5,644,731	PNC Institutional Money Market Trust 4.92%
	(Cost $5,644,731)(b)(c)	5,644,731

See Notes to Financial Statements.

9

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Value
Total Investments — 108.6% (Cost $68,441,695)	$71,464,941
Other Assets & Liabilities, Net — (8.6)%	(5,681,466)

NET ASSETS — 100.0%	$65,783,475

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

10

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 98.4%
Consumer Discretionary — 9.5%
925	Aeropostale, Inc.†	$24,512
300	Ambassadors Group, Inc.	5,493
8,710	American Apparel, Inc.(a)	130,650
1,125	Bally Technologies, Inc.†	55,935
3,890	Benihana, Inc., Class A†	49,598
300	Blue Nile, Inc.†(a)	20,418
5,025	Charter Communications, Inc., Class A†(a)	5,879
300	Childrens Place Retail Stores, Inc. (The)†	7,779
625	Chipotle Mexican Grill, Inc., Class B†	76,906
270	Coinstar, Inc.†	7,600
200	Corinthian Colleges, Inc.†	3,080
1,250	CROCS, Inc.†(a)	46,012
5,350	Denny’s Corp.†	20,062
1,005	DeVry, Inc.	52,220
1,125	Domino’s Pizza, Inc.	14,884
3,075	Gemstar-TV Guide International, Inc.†	14,637
300	GSI Commerce, Inc.†	5,850
600	iRobot Corp.†(a)	10,848
3,430	Jackson Hewitt Tax Service, Inc.	108,902
400	Jarden Corp.†	9,444
200	Lifetime Brands, Inc.(a)	2,596
100	Matthews International Corp., Class A	4,687
1,062	NetFlix, Inc.†	28,270
425	NutriSystem, Inc.†(a)	11,466
788	Overstock.com, Inc.†	12,238
686	Peet’s Coffee & Tea, Inc.†(a)	19,942
2,460	Phillips-Van Heusen	90,676
525	Pre-Paid Legal Services, Inc.†	29,059
2,525	Priceline.com, Inc.†(a)	290,022
1,525	RCN Corp.†	23,775
525	Red Robin Gourmet Burgers, Inc.†	16,795
200	Scientific Games Corp., Class A†	6,650
2,566	Sealy Corp.(a)	28,714
940	Shuffle Master, Inc.†(a)	11,271
2,200	Smith & Wesson Holding Corp.†(a)	13,420
400	Sonic Corp.†	8,760
825	Sotheby’s	31,432
600	Spartan Motors, Inc.(a)	4,584
237	Stamps.com, Inc.†	2,887
2,064	Strayer Education, Inc.	352,077
8,325	Sun-Times Media Group, Inc., Class A†	18,315
700	Texas Roadhouse, Inc., Class A†	7,742
200	Town Sports International Holdings, Inc.†	1,912
325	Under Armour, Inc., Class A†(a)	14,193
1,725	Visteon Corp.†	7,573
2,480	Volcom, Inc.†	54,634
1,252	Warnaco Group, Inc. (The)†	43,570

		1,807,969

Consumer Staples — 0.6%
50	Andersons, Inc. (The)	2,240
425	Central European Distribution Corp.†	24,684
525	Corn Products International, Inc.	19,294
125	Green Mountain Coffee Roasters, Inc.†(a)	5,087
21,450	Revlon, Inc., Class A†	25,311
1,025	United Natural Foods, Inc.†	32,513

		109,129

Energy — 7.6%
2,808	Allis-Chalmers Energy, Inc.†	41,418
844	Alon USA Energy, Inc.	22,940
2,250	Arena Resources, Inc.†	93,848

See Notes to Financial Statements.

11

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Energy (continued)
2,800	ATP Oil & Gas Corp.†	$141,512
940	Atwood Oceanics, Inc.†	94,226
10,120	Brigham Exploration Co.†	76,102
2,600	Carrizo Oil & Gas, Inc.†	142,350
300	Delta Petroleum Corp.†(a)	5,655
250	ENGlobal Corp.†(a)	2,840
9,500	Evergreen Energy, Inc.†(a)	21,185
2,638	Exterran Holdings, Inc.†	215,788
1,525	GMX Resources, Inc.†	49,227
425	Lufkin Industries, Inc.	24,348
3,400	McMoRan Exploration Co.†(a)	44,506
797	NATCO Group, Inc., Class A†	43,158
9,203	Nova Biosource Fuels, Inc.†(a)	26,689
900	Parker Drilling Co.†	6,795
300	Petroleum Development Corp.†	17,739
12,600	Petroquest Energy, Inc.†	180,180
33,425	Rentech, Inc.†	60,499
3,952	Sulphco, Inc.†(a)	20,630
700	Superior Well Services, Inc.†	14,854
300	TXCO Resources, Inc.†(a)	3,618
1,130	US BioEnergy Corp.†	13,232
800	Vaalco Energy, Inc.†	3,720
1,326	Warren Resources, Inc.†	18,736
1,273	Western Refining, Inc.(a)	30,819
400	W-H Energy Services, Inc.†	22,484

		1,439,098

Financials — 1.4%
300	Advance America Cash Advance Centers, Inc.	3,048
1,150	Alexandria Real Estate Equities, Inc.	116,921
280	Dollar Financial Corp.†	8,593
425	Investment Technology Group, Inc.†	20,226
925	NYSE Euronext	81,187
300	PICO Holdings, Inc.†	10,086
425	Tejon Ranch Co.†	17,361

		257,422

Health Care — 21.4%
600	Abaxis, Inc.†	21,516
1,450	Adams Respiratory Therapeutics, Inc.†	86,623
600	Affymetrix, Inc.†	13,884
325	Air Methods Corp.†	16,143
525	Alexion Pharmaceuticals, Inc.†	39,391
700	Alexza Pharmaceuticals, Inc.†	5,663
1,125	Align Technology, Inc.†	18,765
100	Alkermes, Inc.†	1,559
2,217	Allscripts Healthcare Solutions, Inc.†(a)	43,054
200	AMAG Pharmaceuticals, Inc.†	12,026
600	Angiodynamics, Inc.†	11,424
3,000	Arena Pharmaceuticals, Inc.†	23,490
5,300	Ariad Pharmaceuticals, Inc.†	22,525
2,200	Arqule, Inc.†	12,760
2,900	Array Biopharma, Inc.†	24,418
100	Aspect Medical Systems, Inc.†	1,400
3,322	BioMarin Pharmaceuticals, Inc.†(a)	117,599
1,655	Bruker BioSciences Corp.†	22,012
1,035	Cambrex Corp.	8,673
4,900	Cell Genesys, Inc.†(a)	11,270
400	Centene Corp.†	10,976
1,325	Cepheid, Inc.†	34,914
1,050	Chemed Corp.	58,674
200	Conceptus, Inc.†	3,848
625	Corvel Corp.†	14,388

See Notes to Financial Statements.

12

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
400	Cubist Pharmaceuticals, Inc.†	$8,204
6,390	CV Therapeutics, Inc.†	57,830
2,551	Cyberonics, Inc.†	33,571
825	Dionex Corp.†	68,360
6,300	Discovery Laboratories, Inc.†	13,545
1,517	Eclipsys Corp.†	38,395
1,776	eResearch Technology, Inc.†	20,992
5,225	Exelixis, Inc.†	45,092
2,280	Gen-Probe, Inc.†	143,480
2,200	Geron Corp.†	12,496
1,550	Greatbatch, Inc.†	30,984
425	Haemonetics Corp.†	26,784
5,730	HMS Holdings Corp.†	190,293
1,985	Hologic, Inc.†(a)	136,250
4,400	Human Genome Sciences, Inc.†	45,936
11,994	Hythiam, Inc.†(a)	35,142
2,540	ICON PLC, ADR†	157,124
1,400	Illumina, Inc.†(a)	82,964
8,500	Immunomedics, Inc.†	19,720
7,525	Indevus Pharmaceuticals, Inc.†	52,299
800	Insulet Corp.†	18,784
725	Integra LifeSciences Holdings Corp.†(a)	30,399
1,100	InterMune, Inc.†	14,663
6,095	inVentiv Health, Inc.†	188,701
2,893	Inverness Medical Innovations, Inc.†	162,529
1,000	Isis Pharmaceuticals, Inc.†(a)	15,750
100	Kendle International, Inc.†	4,892
3,700	Keryx Biopharmaceuticals, Inc.†(a)	31,080
200	Landauer, Inc.	10,370
2,100	Ligand Pharmaceuticals, Inc., Class B	10,143
4,400	MannKind Corp.†	35,024
1,501	Masimo Corp.†	59,214
350	Matria Healthcare, Inc.†	8,320
1,800	Medarex, Inc.†	18,756
2,300	Medicis Pharmaceutical Corp., Class A(a)	59,731
100	Mentor Corp.(a)	3,910
461	Minrad International, Inc.†	1,498
340	Molina Healthcare, Inc.†	13,158
3,800	Momenta Pharmaceuticals, Inc.†	27,132
1,847	Neurocrine Biosciences, Inc.†	8,385
400	Odyssey HealthCare, Inc.†	4,424
1,451	Omnicell, Inc.†	39,075
3,421	Omrix Biopharmaceuticals, Inc.†	118,846
600	Onyx Pharmaceuticals, Inc.†	33,372
100	Orthofix International NV†	5,797
2,642	OSI Pharmaceuticals, Inc.†(a)	128,163
2,875	Pain Therapeutics, Inc.†(a)	30,475
1,075	Par Pharmaceutical Cos., Inc.†	25,800
3,080	Pediatrix Medical Group, Inc.†	209,902
200	Penwest Pharmaceuticals Co.†	1,170
200	Progenics Pharmaceuticals, Inc.†	3,614
6,076	Providence Service Corp.†	170,979
5,740	Psychiatric Solutions, Inc.†	186,550
1,500	Regeneron Pharmaceuticals, Inc.†	36,225
3,296	Rigel Pharmaceuticals, Inc.†	83,685
700	Savient Pharmaceuticals, Inc.†	16,079
2,400	Senomyx, Inc.†	17,976
1,100	Sirona Dental Systems, Inc.†	36,828

See Notes to Financial Statements.

13

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
100	Somaxon Pharmaceuticals, Inc.†	$521
400	SonoSite, Inc.†(a)	13,468
500	Spectranetics Corp.†	7,665
470	Trizetto Group, Inc.†	8,164
625	United Therapeutics Corp.†(a)	61,031
600	Valeant Pharmaceuticals International†	7,182
600	Vanda Pharmaceuticals, Inc.†	4,128
1,025	Varian, Inc.†	66,933
1,425	Ventana Medical Systems, Inc.†	124,303
100	West Pharmaceutical Services, Inc.	4,059
500	Wright Medical Group, Inc.†	14,585
2,000	Zymogenetics, Inc.†	23,340

		4,063,234

Industrials — 21.8%
8,882	AAR Corp.†	337,782
839	ACCO Brands Corp.†	13,458
1,050	Actuant Corp., Class A	35,710
1,125	Administaff, Inc.	31,815
525	Advisory Board Co. (The)†	33,700
1,350	AGCO Corp.†	91,773
728	Alaska Air Group, Inc.†	18,207
400	American Commercial Lines, Inc.†(a)	6,496
600	American Ecology Corp.	14,088
525	Astec Industries, Inc.†	19,525
300	Badger Meter, Inc.	13,485
4,140	BE Aerospace, Inc.†(a)	219,006
1,225	Brady Corp., Class A	42,985
4,239	Briggs & Stratton Corp.(a)	96,056
1,275	Bucyrus International, Inc., Class A	126,722
5,420	Chart Industries, Inc.†	167,478
1,125	Clean Harbors, Inc.†	58,162
6,680	Cornell Cos., Inc.†	155,778
3,860	Corrections Corp. of America†	113,909
625	CRA International, Inc.†	29,756
400	Diamond Management & Technology Consultants, Inc.	2,908
925	Energy Conversion Devices, Inc.†(a)	31,126
532	Equifax, Inc.	19,344
2,058	ESCO Technologies, Inc.†	82,197
747	Flow International Corp.†	6,962
300	Forward Air Corp.	9,351
340	Franklin Electric Co., Inc.	13,012
1,225	FTI Consulting, Inc.†	75,509
6,018	GenCorp., Inc.†	70,170
2,107	General Cable Corp.†	154,401
625	Genlyte Group, Inc.†	59,500
3,028	Geo Group, Inc. (The)†	84,784
3,513	GeoEye, Inc.†	118,212
200	GrafTech International, Ltd.†	3,550
700	H&E Equipment Services, Inc.†	13,216
420	II-VI, Inc.†	12,831
3,900	Ionatron, Inc.†(a)	11,154
814	Kaman Corp.	29,963
600	Knight Transportation, Inc.(a)	8,886
1,600	Ladish Co., Inc.†	69,104
4,070	LMI Aerospace, Inc.†	107,896
3,600	Medis Technologies, Ltd.†(a)	55,548
2,332	Middleby Corp.†	178,678
300	Navigant Consulting, Inc.†	4,101
500	Resources Connection, Inc.	9,080
2,480	Ritchie Bros Auctioneers, Inc.	205,096
2,691	Rollins, Inc.	51,667
200	Shaw Group, Inc. (The)†	12,088
1,025	Sunpower Corp., Class A†(a)	133,650

See Notes to Financial Statements.

14

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
400	Team, Inc.†	$14,632
2,975	TeleTech Holdings, Inc.†	63,278
193	Tetra Tech, Inc.†	4,150
701	Titan International, Inc.	21,913
100	TransDigm Group, Inc.†	4,517
292	Trex Co., Inc.†(a)	2,485
2,630	Triumph Group, Inc.	216,580
1,580	Trueblue, Inc.†	22,878
200	Ultrapetrol Bahamas, Ltd.†	3,402
1,461	United Stationers, Inc.†	67,513
1,263	URS Corp.†	68,619
9,743	Wabtec Corp.	335,549
100	Walter Industries, Inc.	3,593
1,350	Watson Wyatt Worldwide, Inc., Class A	62,654

		4,151,638

Information Technology — 25.6%
200	ACI Worldwide, Inc.†(a)	3,808
3,179	Advanced Analogic Technologies, Inc.†	35,859
100	AMIS Holdings, Inc.†	1,002
8,550	ANADIGICS, Inc.†	98,923
225	Anixter International, Inc.†	14,011
6,569	Art Technology Group, Inc.†	28,378
1,025	ATMI, Inc.†	33,056
525	Avid Technology, Inc.†	14,878
100	Avocent Corp.†	2,331
900	Bankrate, Inc.†(a)	43,281
450	Benchmark Electronics, Inc.†	7,978
5,340	Blackboard, Inc.†	214,935
800	Blue Coat Systems, Inc.†	26,296
2,975	Brightpoint, Inc.†	45,696
590	Brooks Automation, Inc.†	7,794
545	Cabot Microelectronics Corp.†	19,571
1,125	CACI International, Inc., Class A†	50,366
625	Checkpoint Systems, Inc.†	16,237
300	Cirrus Logic, Inc.†	1,584
8,297	CNET Networks, Inc.†	75,835
80	Cogent, Inc.†(a)	892
1,731	CSG Systems International, Inc.†	25,480
4,732	Cybersource Corp.†	84,088
1,075	Cymer, Inc.†	41,850
600	Cypress Semiconductor Corp.†	21,618
1,390	Digital River, Inc.†	45,967
6,036	Diodes, Inc.†	181,503
4,460	DivX, Inc.†	62,440
1,325	Emulex Corp.†	21,624
804	EnerNOC, Inc.†(a)	39,476
1,900	Equinix, Inc.†(a)	192,033
5,394	Euronet Worldwide, Inc.†(a)	161,820
88	Factset Research Systems, Inc.	4,902
625	FEI Co.†	15,519
2,400	Finisar Corp.†(a)	3,480
4,426	Flir Systems, Inc.†	138,534
1,400	Harmonic, Inc.†	14,672
1,690	i2 Technologies, Inc.†	21,294
5,880	Informatica Corp.†	105,958
672	InterDigital, Inc.†(a)	15,678
2,250	Intermec, Inc.†(a)	45,697
2,872	Internap Network Services Corp.†	23,924
600	IPG Photonics Corp.†	11,994
2,200	Itron, Inc.†(a)	211,134
1,025	j2 Global Communications, Inc.†	21,699
450	Littelfuse, Inc.†	14,832
900	LivePerson, Inc.†	4,806
825	Macrovision Corp.†	15,122
1,125	Manhattan Associates, Inc.†	29,655

See Notes to Financial Statements.

15

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
1,350	Mantech International Corp., Class A†	$59,157
800	Marchex, Inc., Class B(a)	8,688
300	Mattson Technology, Inc.†	2,568
1,830	Micros Systems, Inc.†	128,393
10,490	Microsemi Corp.†	232,249
1,400	MicroStrategy, Inc., Class A†	133,140
1,203	Microtune, Inc.†	7,856
2,775	MIPS Technologies, Inc.†	13,764
1,750	Monolithic Power Systems, Inc.†	37,572
38,382	Move, Inc.†	94,036
1,238	Multi-Fineline Electronix, Inc.†	21,467
6,670	Ness Technologies, Inc.†	61,564
653	Netgear, Inc.†	23,292
4,690	Netlogic Microsystems, Inc.†	151,018
100	Netscout Systems, Inc.†	1,277
6,936	NICE Systems, Ltd. ADR †	238,044
1,035	Nuance Communications, Inc.†(a)	19,334
361	Omnivision Technologies, Inc.†	5,650
550	ON Semiconductor Corp.†(a)	4,884
1,697	OSI Systems, Inc.†	44,920
200	PDF Solutions, Inc.†	1,802
11,920	Perficient, Inc.†	187,621
1,338	Perot Systems Corp., Class A†	18,063
200	PLX Technology, Inc.†	1,860
70	PMC - Sierra, Inc.†	458
13,474	Powerwave Technologies, Inc.†(a)	54,300
635	Progress Software Corp.†	21,387
3,435	Quality Systems, Inc.(a)	104,733
3,100	RealNetworks, Inc.†	18,879
2,180	RightNow Technologies, Inc.†	34,553
600	Rogers Corp.†	26,022
725	SAVVIS, Inc.†(a)	20,235
92	Silicon Image, Inc.†	416
400	SiRF Technology Holdings, Inc.†(a)	10,052
6,713	Skyworks Solutions, Inc.†	57,060
1,130	Sohu.com, Inc.†	61,608
1,401	Sonus Networks, Inc.†	8,168
400	Standard Microsystems Corp.†	15,628
1,181	Synaptics, Inc.†	48,610
500	SYNNEX Corp.†	9,800
400	Syntel, Inc.	15,408
100	Take-Two Interactive Software, Inc.†(a)	1,845
266	Tekelec†	3,325
1,425	Terremark Worldwide, Inc.†(a)	9,262
1,125	Tessera Technologies, Inc.†	46,800
1,500	Trident Microsystems, Inc.†	9,840
100	TTM Technologies, Inc.†	1,166
100	Ultratech, Inc.†	1,134
2,753	Universal Display Corp.†(a)	56,905
400	Utstarcom, Inc.†(a)	1,100
1,035	Vasco Data Security International, Inc.†	28,897
1,465	Veeco Instruments, Inc.†(a)	24,465
2,710	VeriFone Holdings, Inc.†(a)	63,007
100	Vignette Corp.†	1,461
1,005	VistaPrint, Ltd.†(a)	43,064
1,200	Visual Sciences, Inc.†	22,176
2,930	Vocus, Inc.†	101,173
2,097	Volterra Semiconductor Corp.†(a)	23,130
1,156	Websense, Inc.†	19,629
3,296	Zoran Corp.†	74,193

		4,857,618

See Notes to Financial Statements.

16

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Materials — 5.3%
3,137	AK Steel Holding Corp.†	$145,055
300	American Vanguard Corp.	5,205
3,000	Apex Silver Mines, Ltd.†	45,720
525	Arch Chemicals, Inc.	19,294
200	CF Industries Holdings, Inc.	22,012
2,620	Claymont Steel Holdings, Inc.†	61,177
3,912	Coeur d’Alene Mines Corp.†(a)	19,325
6,275	Compass Minerals International, Inc.	257,275
453	Flotek Industries, Inc.†(a)	16,326
1,025	H.B. Fuller Co.	23,011
1,720	Haynes International, Inc. W/I†	119,540
266	Hecla Mining Co.†	2,487
2,185	RTI International Metals, Inc.†	150,612
1,300	Symyx Technologies, Inc.†	9,984
500	Texas Industries, Inc.	35,050
2,552	W.R. Grace & Co.†	66,812
425	Zoltek Cos., Inc.†	18,220

		1,017,105

Telecommunication Services — 3.1%
5,942	Alaska Communications Systems Group, Inc.	89,130
825	Cbeyond, Inc.†	32,167
12,002	Centennial Communications Corp.†	111,499
4,301	Cincinnati Bell, Inc.†	20,430
8,800	FiberTower Corp.†(a)	20,064
1,884	General Communication, Inc., Class A†	16,485
2,993	Global Crossing, Ltd.†	65,996
660	Globalstar, Inc.†(a)	5,280
550	Golden Telecom, Inc.†	55,522
300	iPCS, Inc.	10,797
280	SBA Communications Corp., Class A†	9,475
5,086	Time Warner Telecom, Inc., Class A†	103,195
600	USA Mobility, Inc†	8,580
17,395	Vonage Holdings Corp.†(a)	40,008

		588,628

Utilities — 2.1%
925	Allete, Inc.	36,612
613	Black Hills Corp.	27,033
3,757	Integrys Energy Group, Inc.	194,199
2,139	ITC Holdings Corp.	120,682
200	Ormat Technologies, Inc.	11,002
296	Unisource Energy Corp.	9,339

		398,867

Total Common Stock (Cost $16,845,028)		18,690,708

RIGHTS — 0.0%
80	Medis Technologies, Ltd., Expires 1/7/08 (Cost $ — )	0

MONEY MARKET FUND — 16.9%
3,221,906	PNC Institutional Money Market Trust 4.92% (Cost $3,221,906)(b)(c)	3,221,906

Total Investments — 115.3% (Cost $20,066,934)		21,912,614
Other Assets & Liabilities, Net — (15.3)%		(2,912,569)

NET ASSETS — 100.0%		$19,000,045

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

17

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 97.8%
Consumer Discretionary — 8.0%
3,800	AFC Enterprises†	$43,016
100	Audiovox Corp., Class A†	1,240
300	Bluegreen Corp.†	2,157
8,200	Bob Evans Farms, Inc.	220,826
2,250	Charter Communications, Inc., Class A†(a)	2,632
1,300	Denny’s Corp.†	4,875
400	DeVry, Inc.	20,784
1,300	Domino’s Pizza, Inc.	17,199
3,650	Fossil, Inc.†	153,227
400	FTD Group, Inc.	5,152
12,800	Golfsmith International Holdings, Inc.†	49,280
4,301	Home Solutions of America, Inc.†(a)	4,301
9,600	Hooker Furniture Corp.	192,960
450	Interactive Data Corp.	14,855
8,600	Jackson Hewitt Tax Service, Inc.	273,050
40	Lear Corp.†	1,106
650	Lifetime Brands, Inc.(a)	8,437
900	Modine Manufacturing Co.	14,859
600	Morningstar, Inc.†	46,650
9,005	NexCen Brands, Inc.†	43,584
11,100	Pacific Sunwear of California, Inc.†	156,621
1,305	Peet’s Coffee & Tea, Inc.†(a)	37,936
1,700	Priceline.com, Inc.†(a)	195,262
4,805	RCN Corp.†	74,910
320	Regis Corp.	8,947
750	Rent-A-Center, Inc.†	10,890
2,260	Sally Beauty Holdings, Inc.†	20,453
9,400	Sauer-Danfoss, Inc.	235,470
3,766	Sealy Corp.(a)	42,142
5,553	Source Interlink Cos., Inc.†	15,993
3,441	Stamps.com, Inc.†	41,911
994	Stewart Enterprises, Inc., Class A	8,847
17,792	Sun-Times Media Group, Inc., Class A†	39,142
1,350	Under Armour, Inc., Class A†(a)	58,955
3,900	Visteon Corp.†	17,121
2,565	Warnaco Group, Inc. (The)†	89,262

		2,174,052

Consumer Staples — 5.1%
350	Andersons, Inc. (The)	15,680
8,300	Casey’s General Stores, Inc.	245,763
4,948	Corn Products International, Inc.	181,839
25,050	Del Monte Foods Co.	236,973
50	Fresh Del Monte Produce, Inc.†	1,679
800	Ralcorp Holdings, Inc.†	48,632
16,750	Revlon, Inc., Class A†	19,765
5,227	Smithfield Foods, Inc.†	151,165
3,022	Universal Corp.	154,787
8,450	WD-40 Co.	320,846
300	Winn-Dixie Stores, Inc.†	5,061

		1,382,190

Energy — 9.8%
7,200	Acergy SA ADR	158,184
100	Allis-Chalmers Energy, Inc.†	1,475
9,150	Approach Resources, Inc.†	117,669
2,400	Arena Resources, Inc.†	100,104
1,700	ATP Oil & Gas Corp.†	85,918
1,662	Basic Energy Services, Inc.†	36,481
4,500	Bill Barret Corp.†(a)	188,415
350	Carrizo Oil & Gas, Inc.†	19,163
300	Complete Production Services, Inc.†	5,391
5,700	Denbury Resources, Inc.†	169,575
2,100	Encore Acquisition Co.†	70,077

See Notes to Financial Statements.

18

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Energy (continued)
13,670	Evergreen Energy, Inc.†(a)	$30,484
8,037	Exterran Holdings, Inc.†	657,427
1,300	GMX Resources, Inc.†(a)	41,964
7,490	Grey Wolf, Inc.†	39,922
500	Gulfmark Offshore, Inc.†	23,395
1,300	Harvest Natural Resources, Inc.†	16,250
1,850	Hercules Offshore, Inc.†	43,993
7,880	McMoRan Exploration Co.†(a)	103,149
7,942	Nova Biosource Fuels, Inc.†(a)	23,032
1,000	Oil States International, Inc.†	34,120
2,700	Parker Drilling Co.†	20,385
1,700	Petroleum Development Corp.†	100,521
600	Pioneer Drilling Co.†	7,128
1,000	Range Resources Corp.	51,360
387	Rentech, Inc.†	700
1,100	Superior Well Services, Inc.†	23,342
1,600	Swift Energy Co.†	70,448
4,000	US BioEnergy Corp.†	46,840
14,339	Vaalco Energy, Inc.†	66,676
23,400	Warren Resources, Inc.†	330,642

		2,684,230

Financials — 18.3%
2,590	Affiliated Managers Group, Inc.†(a)	304,221
65,600	Alesco Financial, Inc.(a)	215,168
5,293	Alexandria Real Estate Equities, Inc.	538,139
3,550	American Campus Communities, Inc.	95,318
7,781	Anworth Mortgage Asset Corp.	64,271
100	Ashford Hospitality Trust, Inc.	719
8,505	Bancorp, Inc. (The)†	114,477
600	Centerline Holding Co.(a)	4,572
200	Central Pacific Financial Corp.	3,692
100	Chittenden Corp.	3,562
86	Citizens Republic Bancorp, Inc.	1,248
23	Clifton Savings Bancorp, Inc.	225
1,900	Community Bank System, Inc.	37,753
12,456	CompuCredit Corp.†(a)	124,311
3,400	Delphi Financial Group, Inc., Class A	119,952
650	Dollar Financial Corp.†	19,949
1,225	Enterprise Financial Services Corp.(a)	29,167
57	Equity One, Inc.(a)	1,313
680	First Citizens BancShares, Inc., Class A	99,178
1,160	First Community Bancshares, Inc.	36,992
1,037	First Financial Bankshares, Inc.(a)	39,043
4,400	First Industrial Realty Trust, Inc.(a)	152,240
2,300	Flushing Financial Corp.	36,915
2,188	Fremont General Corp.†(a)	7,658
535	GAMCO Investors, Inc., Class A	37,022
850	Greenhill & Co., Inc.(a)	56,508
1,069	Hallmark Financial Services, Inc.†	16,954
274	Harleysville Group, Inc.	9,694
2,014	Highwoods Properties, Inc.	59,171
2,700	Home Properties, Inc.(a)	121,095
2,751	IBERIABANK Corp.	128,609
1,410	Imperial Capital Bancorp, Inc.	25,803
61	Independent Bank Corp., MA	1,660

See Notes to Financial Statements.

19

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
1,519	Independent Bank Corp., MI	$14,431
700	IPC Holdings, Ltd.	20,209
2,498	Irwin Financial Corp.	18,360
4,018	Jones Lang LaSalle, Inc.	285,921
7,000	Knight Capital Group, Inc., Class A†	100,800
450	Lakeland Financial Corp.	9,405
593	LandAmerica Financial Group, Inc.(a)	19,836
200	LaSalle Hotel Properties	6,380
65	LTC Properties, Inc.	1,628
6,217	Luminent Mortgage Capital, Inc.(a)	4,849
850	Maguire Properties, Inc.(a)	25,050
1,150	Midland Co. (The)	74,394
200	MVC Capital, Inc.	3,228
1	Nasdaq Stock Market, Inc. (The)†(a)	49
3,700	National City Corp.	60,902
6,866	National Financial Partners Corp.	313,158
100	National Health Investors, Inc.	2,790
912	National Penn Bancshares, Inc.(a)	13,808
1,090	Navigators Group, Inc.†	70,850
1,616	NBT Bancorp, Inc.	36,877
1,100	Odyssey Re Holdings Corp.	40,381
55	Old National Bancorp	823
17	Omega Healthcare Investors, Inc.	273
570	Pennsylvania Real Estate Investment Trust	16,918
2,171	PFF Bancorp, Inc.(a)	26,139
16,754	Phoenix Cos., Inc. (The)	198,870
100	Platinum Underwriters Holdings, Ltd.	3,556
9,400	PMA Capital Corp., Class A†	77,268
2,287	Potlatch Corp.	101,634
722	Prosperity Bancshares, Inc.	21,220
1,100	RAIT Financial Trust(a)	9,482
750	Ramco-Gershenson Properties Trust	16,028
4,523	Safety Insurance Group, Inc.	165,632
103	Santander BanCorp	892
1,661	Scottish Re Group, Ltd.†	1,204
3,350	Selective Insurance Group	77,017
1,415	Sterling Financial Corp.	23,758
2,250	SVB Financial Group†	113,400
100	Texas Capital Bancshares, Inc.†	1,825
877	Umpqua Holdings Corp.(a)	13,453
100	United Community Banks, Inc.	1,580
300	United Fire & Casualty Co.	8,727
32	Universal Health Realty Income Trust	1,134
31	USB Holding Co., Inc.	614
38,650	W Holding Co., Inc.(a)	46,767
9,605	Wilshire Bancorp, Inc.	75,399
650	Wintrust Financial Corp.	21,535
3,950	WSFS Financial Corp.	198,290
2,850	Zenith National Insurance Corp.	127,480

		4,980,823

Health Care — 5.9%
1,100	Analogic Corp.	74,492
8,800	Arena Pharmaceuticals, Inc.†	68,904
11,700	Ariad Pharmaceuticals, Inc.† .	49,725
3,089	Bio-Rad Laboratories, Inc., Class A†	320,082
1,457	Chemed Corp.	81,417
7,100	Community Health Systems, Inc.†(a)	261,706
700	Cyberonics, Inc.†	9,212

See Notes to Financial Statements.

20

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
100	Eclipsys Corp.†	$2,531
1,603	Emeritus Corp.†	40,316
1,765	Greatbatch, Inc.†	35,282
6,300	Hythiam, Inc.†	18,459
8,628	Immunomedics, Inc.†	20,017
1,000	Incyte Corp.†	10,050
10,090	Indevus Pharmaceuticals, Inc.†	70,126
500	Insulet Corp.†	11,740
1,000	InterMune, Inc.†	13,330
3,133	Inverness Medical Innovations, Inc.†	176,012
3,000	Isis Pharmaceuticals, Inc.†(a)	47,250
8,600	MannKind Corp.†(a)	68,456
1,300	Medicis Pharmaceutical Corp., Class A(a)	33,761
5,139	Momenta Pharmaceuticals, Inc.†	36,693
3,200	Neurocrine Biosciences, Inc.†	14,528
1,038	Owens & Minor, Inc.	44,042
550	Providence Service Corp.†	15,477
3,198	Rigel Pharmaceuticals, Inc.†	81,197

		1,604,805

Industrials — 18.7%
1,939	ABX Air, Inc.†	8,105
2,900	ACCO Brands Corp.†	46,516
2,200	Acuity Brands, Inc.	99,000
8,200	AGCO Corp.†	557,436
7,233	Alaska Air Group, Inc.†	180,897
5,200	Albany International Corp., Class A	192,920
60	Astec Industries, Inc.†	2,231
5,200	Belden, Inc.	231,400
2,344	Blount International, Inc.†	28,855
15,340	Briggs & Stratton Corp.(a)	347,604
816	Cascade Corp.	37,911
10,869	CBIZ, Inc.†	106,625
7,498	Corrections Corp. of America†	221,266
1,950	Curtiss-Wright Corp.	97,890
100	Diamond Management & Technology Consultants, Inc.	727
770	Dynamic Materials Corp.	45,353
1,400	EnPro Industries, Inc.†	42,910
1,574	ESCO Technologies, Inc.†	62,866
2,140	FTI Consulting, Inc.†	131,910
180	G&K Services, Inc., Class A	6,754
550	Gardner Denver, Inc.†	18,150
6,156	GenCorp., Inc.†	71,779
2,200	General Cable Corp.†	161,216
13,950	Gibraltar Industries, Inc.	215,109
20,200	Griffon Corp.†	251,490
869	ICT Group, Inc.†	10,385
600	IHS, Inc., Class A†(a)	36,336
5,700	Kadant, Inc.†	169,119
2,372	Kaman Corp.	87,313
4,700	Kennametal, Inc.	177,942
850	Kimball International, Inc., Class B	11,645
450	Ladish Co., Inc.†	19,435
6,450	Lincoln Electric Holdings, Inc.	459,111
19,250	Marten Transport, Ltd.†	268,538
400	Medis Technologies, Ltd.†(a)	6,172
890	Moog, Inc., Class A†	40,771
100	PeopleSupport, Inc.†	1,368
3,350	RBC Bearings, Inc.†	145,591
2,550	Rollins, Inc.	48,960
1,345	Shaw Group, Inc. (The)†	81,292
829	Smith (A.O.) Corp.	29,056
200	Superior Essex, Inc.†	4,800
750	TeleTech Holdings, Inc.†	15,952
3,090	Trex Co., Inc.†(a)	26,296
2,930	UAP Holding Corp.	113,098

See Notes to Financial Statements.

21

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
3,187	United Stationers, Inc.†	$147,271
350	Viad Corp.	11,053
350	Wabtec Corp.	12,054
600	Waste Connections, Inc.†	18,540

		5,109,018

Information Technology — 12.0%
4,700	3Com Corp.†	21,244
3,919	Actel Corp.†	53,534
600	AMIS Holdings, Inc.†	6,012
100	Anaren, Inc.†	1,649
2,650	Anixter International, Inc.†	165,016
300	Ansys, Inc.†	12,438
2,076	Applied Micro Circuits Corp.†	18,144
930	Ariba, Inc.†	10,369
1,195	Art Technology Group, Inc.†	5,162
100	Asyst Technologies, Inc.†	326
2,050	Avid Technology, Inc.†	58,097
3,450	Avocent Corp.†	80,419
1,149	Axcelis Technologies, Inc.†	5,285
555	Bell Microproducts, Inc.†	3,336
775	Benchmark Electronics, Inc.†	13,741
642	Checkpoint Systems, Inc.†	16,679
100	Coherent, Inc.†	2,507
4,200	CommScope, Inc.†	206,682
100	Conexant Systems, Inc.†	83
2,830	CTS Corp.	28,102
5,465	Cybersource Corp.†	97,113
100	Dycom Industries, Inc.†	2,665
100	Electro Scientific Industries, Inc.†	1,985
14,099	Electronics for Imaging†	316,946
1,566	Entegris, Inc.†	13,515
872	eSpeed, Inc., Class A†	9,854
1,300	Flir Systems, Inc.†	40,690
3,100	i2 Technologies, Inc.†	39,060
660	Imation Corp.	13,860
200	Internap Network Services Corp.†	1,666
11,126	Internet Capital Group, Inc.†	130,619
300	IPG Photonics Corp.†	5,997
1,650	Itron, Inc.†(a)	158,350
22,250	Keithley Instruments, Inc.	215,380
10	Kemet Corp.†	66
4,554	Marchex, Inc., Class B(a)	49,456
12,200	Mattson Technology, Inc.†	104,432
3,350	Microsemi Corp.†	74,169
16,750	Move, Inc.†	41,038
100	MPS Group, Inc.†	1,094
3,344	Multi-Fineline Electronix, Inc.†	57,985
4,370	Nextwave Wireless, Inc.†	23,511
2,500	Omnivision Technologies, Inc.†	39,125
1,102	PDF Solutions, Inc.†	9,929
100	Perot Systems Corp., Class A†	1,350
31,683	Powerwave Technologies, Inc.†(a)	127,682
34,300	Quantum Corp.†	92,267
400	Rackable Systems, Inc.†	4,000
100	Radisys Corp.†	1,340
12,200	RealNetworks, Inc.†	74,298
3,600	Rogers Corp.†	156,132
2,124	Rudolph Technologies, Inc.†	24,044
1,100	SAVVIS, Inc.†(a)	30,701
1,100	Semitool, Inc.†	9,548
5,073	Silicon Storage Technology, Inc.†	15,168
550	SiRF Technology Holdings, Inc.†(a)	13,821
1,742	Skyworks Solutions, Inc.†	14,807
4,436	Standard Microsystems Corp.†	173,315
1,190	SYNNEX Corp.†	23,324
100	Technitrol, Inc.	2,858
13,100	TIBCO Software, Inc.†	105,717

See Notes to Financial Statements.

22

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
100	TNS, Inc.	$1,775
1,400	Universal Display Corp.†(a)	28,938
740	Veeco Instruments, Inc.†(a)	12,358
193	Vignette Corp.†	2,820
9,108	Zoran Corp.†	205,021

		3,278,614

Materials — 10.3%
7,626	AbitibiBowater, Inc.(a)	157,172
3,223	AK Steel Holding Corp.†	149,032
1,900	Apex Silver Mines, Ltd.†	28,956
4,850	Aptargroup, Inc.	198,413
2,718	Arch Chemicals, Inc.	99,886
5,100	Buckeye Technologies, Inc.†	63,750
3,800	Century Aluminum Co.†	204,972
3,461	CF Industries Holdings, Inc.	380,918
5,600	Coeur d’Alene Mines Corp.†(a)	27,664
750	Compass Minerals International, Inc.	30,750
100	Flotek Industries, Inc.†(a)	3,604
18,500	Glatfelter	283,235
2,990	H.B. Fuller Co.	67,126
2,281	Hercules, Inc.	44,137
1,490	OM Group, Inc.†	85,735
650	Rockwood Holdings, Inc.†	21,593
550	Royal Gold, Inc.(a)	16,786
17,450	Sappi, Ltd. ADR	251,629
1,500	Silgan Holdings, Inc.	77,910
11,000	Smurfit-Stone Container Corp.†	116,160
10,524	Symyx Technologies, Inc.†	80,824
1,470	Texas Industries, Inc.	103,047
3,650	W.R. Grace & Co.†	95,557
22,400	Wausau Paper Corp.	201,376
100	Zoltek Cos., Inc.†	4,287

		2,794,519

Telecommunication Services — 4.6%
15,331	Alaska Communications Systems Group, Inc.	229,965
11,851	Centennial Communications Corp.†	110,096
20,870	Cincinnati Bell, Inc.†	99,133
42,998	FiberTower Corp.†(a)	98,035
7,036	General Communication, Inc., Class A†	61,565
4,884	Global Crossing, Ltd.†	107,692
1,000	Golden Telecom, Inc.†	100,950
5,356	IDT Corp., Class B	45,258
5,000	Iowa Telecommunications Services, Inc	81,300
450	Rural Cellular Corp., Class A†	19,840
4,350	Time Warner Telecom, Inc., Class A†	88,262
4,300	USA Mobility, Inc.†	61,490
67,560	Vonage Holdings Corp.†(a)	155,388

		1,258,974

Utilities — 5.1%
1,950	Allete, Inc.	77,181
10,317	Black Hills Corp	454,980
2,887	Integrys Energy Group, Inc.	149,229
2,174	Northwest Natural Gas Co.	105,787
5,150	NorthWestern Corp.(a)	151,925
950	Ormat Technologies, Inc	52,259
3,550	Otter Tail Corp.	122,830
7,570	PNM Resources, Inc.	162,376
1,100	Portland General Electric Co.	30,558
3,050	Unisource Energy Corp.	96,228

		1,403,353

Total Common Stock (Cost $25,658,166)		26,670,578

See Notes to Financial Statements.

23

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
MONEY MARKET FUND — 14.6%
3,984,705	PNC Institutional Money Market Trust 4.92% (Cost 3,984,705)(b)(c)	$3,984,705

Total Investments — 112.4% (Cost $29,642,871)		30,655,283
Other Assets & Liabilities, Net — (12.4)%		(3,373,855)

NET ASSETS — 100.0%		$27,281,428

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

24

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS	December 31, 2007

Shares		Value
COMMON STOCK — 99.3%
Consumer Discretionary — 9.3%
1,300	1-800-FLOWERS.COM, Inc., Class A†	$11,349
200	4Kids Entertainment, Inc.†	2,630
100	99 Cents Only Stores†	796
1,750	Aaron Rents, Inc.	33,670
900	Abercrombie & Fitch Co., Class A	71,973
300	Acme United Corp	4,305
1,600	Advance Auto Parts, Inc.	60,784
825	Aeropostale, Inc.†	21,862
100	AFC Enterprises†	1,132
100	Aftermarket Technology Corp.†	2,726
700	Aldila, Inc.	11,473
4,600	Amazon.com, Inc.†	426,144
400	Ambassadors Group, Inc.	7,324
1,300	American Axle & Manufacturing Holdings, Inc.	24,206
3,025	American Eagle Outfitters, Inc.	62,829
450	American Greetings Corp., Class A	9,135
700	America’s Car-Mart, Inc.†	8,785
450	Ameristar Casinos, Inc.	12,393
1,050	AnnTaylor Stores Corp .	26,838
2,850	Apollo Group, Inc., Class A†	199,928
2,050	ArvinMeritor, Inc.	24,046
100	Ashworth, Inc.†	285
3,350	AutoNation, Inc.†	52,461
1,325	Autozone, Inc.†	158,881
1,300	Avatar Holdings, Inc.(a)	54,366
1,300	Bally Technologies, Inc.†	64,636
1,400	Barnes & Noble, Inc.	48,230
900	Bebe Stores, Inc.	11,574
4,025	Bed Bath & Beyond, Inc.	118,295
1,450	Belo Corp., Class A	25,288
5,600	Best Buy Co., Inc.	294,840
200	Big 5 Sporting Goods Corp.	2,884
600	Big Dog Holdings, Inc.†(a)	8,628
2,800	Big Lots, Inc.†	44,772
600	Black & Decker Corp.	41,790
2,100	Blockbuster, Inc., Class A†(a)	8,190
50	Blue Nile, Inc.†	3,403
1,800	Bluegreen Corp.†	12,942
550	Blyth, Inc.	12,067
400	Bon-Ton Stores, Inc. (The)(a)	3,796
600	Books-A-Million, Inc.	7,152
400	Borders Group, Inc.(a)	4,260
1,280	BorgWarner, Inc.	61,965
500	Boyd Gaming Corp.	17,035
3,075	Brinker International, Inc.(a)	60,147
2,500	Brunswick Corp.	42,625
1,300	Buckle, Inc. (The)	42,900
1,150	Building Materials Holding Corp.	6,360
300	Burger King Holdings, Inc.	8,553
3,425	Cablevision Systems Corp., Class A†(a)	83,912
200	Cache, Inc.†	1,868
1,400	California Coastal Communities, Inc.†	8,232
375	California Pizza Kitchen, Inc.†	5,839
500	Callaway Golf Co.	8,715
1,450	Career Education Corp.†	36,453
900	Caribou Coffee Co., Inc.†(a)	3,609
5,155	Carmax, Inc.†(a)	101,811
6,700	Carnival Corp.	298,083
550	Carter’s, Inc.†	10,642
9,337	CBS Corp., Class B	254,433
250	CEC Entertainment, Inc.†	6,490
2,300	Centex Corp	58,098
1,300	Champion Enterprises, Inc.†	12,246

See Notes to Financial Statements.

25

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
362	Charles & Colvard, Ltd.	$796
1,450	Charming Shoppes, Inc.†	7,844
1,050	Cheesecake Factory (The)†	24,896
2,750	Chico’s FAS, Inc.†	24,832
1,300	Cinemark Holdings, Inc.	22,100
5,975	Circuit City Stores, Inc.(a)	25,095
3,299	Citadel Broadcasting Corp.	6,796
50	Citi Trends, Inc.†	772
1,700	CKE Restaurants, Inc.	22,440
2,200	CKX, Inc.†	26,400
6,487	Clear Channel Communications, Inc.	223,931
6,300	Coach, Inc.†	192,654
600	Coachmen Industries, Inc.	3,570
100	Cobra Electronics Corp.	478
2,150	Coldwater Creek, Inc.†	14,384
2,050	Collective Brands, Inc.†	35,650
100	Collectors Universe	1,234
1,300	Columbia Sportswear Co.(a)	57,317
47,783	Comcast Corp., Class A†	872,518
2,200	Comstock Homebuilding Cos., Inc., Class A†(a)	1,452
500	Conn’s, Inc.†(a)	8,555
500	Cooper Tire & Rubber Co.	8,290
1,850	Corinthian Colleges, Inc.†	28,490
2,100	Cox Radio, Inc., Class A†	25,515
700	CROCS, Inc.†(a)	25,767
2,700	Crown Media Holdings, Inc., Class A†(a)	17,550
550	CSK Auto Corp.†	2,756
50	CSS Industries, Inc.	1,835
800	Cumulus Media, Inc., Class A†	6,432
1,500	Darden Restaurants, Inc.	41,565
50	Deckers Outdoor Corp.†(a)	7,753
100	Design Within Reach, Inc.†	370
1,575	DeVry, Inc.	81,837
1,300	Dick’s Sporting Goods, Inc.†	36,088
600	Dillard’s, Inc., Class A(a)	11,268
200	Directed Electronics, Inc.†	332
11,327	DIRECTV Group, Inc. (The)†	261,880
4,000	Discovery Holding Co., Class A†	100,560
100	Dixie Group, Inc.†	826
1,250	Dollar Tree Stores, Inc.†	32,400
1,350	Domino’s Pizza, Inc.	17,860
650	Dover Downs Gaming & Entertainment, Inc.(a)	7,312
4,723	DR Horton, Inc.	62,202
1,500	DreamWorks Animation SKG, Inc., Class A†	38,310
1,300	Dress Barn, Inc.†	16,263
1,300	Drew Industries, Inc.†	35,620
1,300	DSW, Inc., Class A†	24,388
1,300	DXP Enterprises, Inc.†	60,684
4,125	Eastman Kodak Co.(a)	90,214
3,525	EchoStar Communications Corp., Class A†	132,963
719	Emmis Communications Corp., Class A†(a)	2,768
800	Empire Resorts, Inc.†	2,728
750	Entercom Communications Corp., Class A	10,268
1,800	Entravision Communications Corp., Class A†	14,094
1,100	EW Scripps Co., Class A	49,511
100	Exide Technologies†	800
4,315	Expedia, Inc.†	136,440
2,800	Family Dollar Stores, Inc.	53,844
200	Famous Dave’s Of America, Inc.†	2,712
100	Finish Line (The), Class A	242
1,900	Fleetwood Enterprises, Inc.†	11,362
3,100	Foot Locker, Inc.	42,346
32,935	Ford Motor Co.†	221,653
2,800	Fortune Brands, Inc.	202,608

See Notes to Financial Statements.

26

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
300	Forward Industries, Inc.†	$708
1,400	Fossil, Inc.†	58,772
200	Fred’s, Inc., Class A	1,926
700	Furniture Brands International, Inc.(a)	7,042
700	Gaiam, Inc., Class A†	20,776
1,725	GameStop Corp., Class A†	107,140
600	Gaming Partners International Corp.†	4,212
3,300	Gannett Co., Inc.	128,700
8,550	Gap, Inc. (The)	181,944
2,625	Garmin, Ltd.	254,625
300	Gaylord Entertainment Co.†	12,141
4,025	Gemstar-TV Guide International, Inc.†	19,159
7,320	General Motors Corp.	182,195
3,310	Gentex Corp.	58,819
3,000	Genuine Parts Co.	138,900
850	Getty Images, Inc.†	24,650
3,475	Goodyear Tire & Rubber Co. (The)†	98,064
1,000	Gray Television, Inc.	8,020
1,200	Great Wolf Resorts, Inc.†	11,772
450	GSI Commerce, Inc.†	8,775
1,300	Guess?, Inc.	49,257
3,960	H&R Block, Inc.	73,537
100	Handleman Co.†(a)	171
1,196	Hanesbrands, Inc.†	32,495
3,875	Harley-Davidson, Inc.	181,001
1,600	Harman International Industries, Inc.(a)	117,936
3,257	Harrah’s Entertainment, Inc.	289,059
1,500	Harte-Hanks, Inc.	25,950
2,300	Hasbro, Inc.	58,834
1,300	Hearst-Argyle Television, Inc	28,743
700	Helen of Troy, Ltd.†	11,998
200	Hibbett Sports, Inc.†	3,996
26,600	Home Depot, Inc. (The)	716,604
700	Hooker Furniture Corp.	14,070
100	HOT Topic, Inc.†	582
2,715	IAC/InterActiveCorp.†	73,088
450	Iconix Brand Group, Inc.†	8,847
3,399	Idearc, Inc.	59,686
100	Infosonics Corp.†	143
4,450	International Game Technology	195,488
1,737	International Speedway Corp., Class A	71,530
7,542	Interpublic Group of Cos., Inc.†	61,166
1,200	INVESTools, Inc.†	21,288
1,300	J. Crew Group, Inc.†(a)	62,673
3,592	J.C. Penney Co., Inc.(a)	158,012
1,300	Jack in the Box, Inc.†	33,501
50	Jackson Hewitt Tax Service, Inc.	1,588
1,300	Jakks Pacific, Inc.†	30,693
1,624	Jarden Corp.†	38,343
8,900	Johnson Controls, Inc.	320,756
1,678	Jones Apparel Group, Inc.	26,831
2,100	Journal Communications, Inc., Class A	18,774
900	Journal Register Co.	1,584
700	KB Home(a)	15,120
200	Kenneth Cole Productions, Inc., Class A	3,498
50	Knology, Inc.†(a)	639
4,400	Kohl’s Corp.†(a)	201,520
1,300	Krispy Kreme Doughnuts, Inc.†(a)	4,108
550	K-Swiss, Inc., Class A	9,955
200	Lakes Entertainment, Inc.†	1,386
500	Lamar Advertising Co., Class A	24,035
1,200	Las Vegas Sands Corp.†(a)	123,660
700	La-Z-Boy, Inc.(a)	5,551
1,600	Leapfrog Enterprises, Inc.†	10,768

See Notes to Financial Statements.

27

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
1,550	Lear Corp.†	$42,873
750	Lee Enterprises, Inc.	10,988
3,910	Leggett & Platt, Inc.	68,190
2,200	Lennar Corp., Class A(a)	39,358
1,500	Lenox Group, Inc.†	3,960
5,551	Liberty Global, Inc., Class A†	217,544
2,435	Liberty Media Holding Corp., Capital Series A†	283,653
10,875	Liberty Media Holding Corp., Interactive A†	207,495
700	Lifetime Brands, Inc.(a)	9,086
4,240	Limited Brands, Inc.(a)	80,263
1,200	Lin TV Corp., Class A†	14,604
200	Lincoln Educational Services Corp.†	2,944
398	Live Nation, Inc.†	5,779
2,100	Liz Claiborne, Inc.	42,735
2,800	LKQ Corp.†	58,856
23,581	Lowe’s Cos., Inc.	533,402
600	M/I Homes, Inc.(a)	6,300
6,398	Macy’s, Inc.	165,516
1,300	Marcus Corp.	20,085
700	Marine Products Corp.	4,907
4,825	Marriott International, Inc., Class A	164,918
1,900	Martha Stewart Living Omnimedia, Class A†(a)	17,613
400	Marvel Entertainment, Inc.†	10,684
6,630	Mattel, Inc.	126,235
100	Matthews International Corp., Class A	4,687
496	McClatchy Co., Class A(a)	6,210
18,700	McDonald’s Corp.	1,101,617
4,900	McGraw-Hill Cos., Inc. (The)	214,669
371	MDC Holdings, Inc.	13,775
500	Media General, Inc., Class A	10,625
1,967	Mediacom Communications Corp., Class A†(a)	9,029
529	Men’s Wearhouse, Inc. (The)	14,272
650	Meritage Homes Corp.†(a)	9,470
2,400	MGM Mirage†	201,648
677	Mohawk Industries, Inc.†	50,369
100	Monarch Casino & Resort, Inc.†	2,408
650	Morgans Hotel Group Co.†	12,532
1,300	Morningstar, Inc.†	101,075
800	Morton’s Restaurant Group, Inc.†	7,464
1,300	Movado Group, Inc.	32,877
1,300	National CineMedia, Inc.	32,773
50	Nautilus, Inc.	243
100	Navarre Corp.†(a)	208
1,300	NetFlix, Inc.†(a)	34,606
2,400	New York & Co., Inc.†	15,312
1,900	New York Times Co., Class A	33,307
3,826	Newell Rubbermaid, Inc.	99,017
36,338	News Corp., Class A	744,566
1,200	NexCen Brands, Inc.†	5,808
1,200	Nexstar Broadcasting Group, Inc., Class A†	10,968
5,000	Nike, Inc., Class B	321,200
2,000	Nitches, Inc.†	3,340
100	Noble International, Ltd.	1,631
2,800	Nordstrom, Inc.(a)	102,844
3,725	Office Depot, Inc.†	51,815
600	OfficeMax, Inc.	12,396
5,800	Omnicom Group, Inc.	275,674
2,325	O’Reilly Automotive, Inc.†	75,400
650	Orleans Homebuilders, Inc.(a)	2,320
1,500	Outdoor Channel Holdings, Inc.†	10,350
1,300	Overstock.com, Inc.†	20,189
50	Oxford Industries, Inc.	1,288

See Notes to Financial Statements.

28

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
1,300	P.F. Chang’s China Bistro, Inc.†	$29,692
700	Pacific Sunwear of California, Inc.†	9,877
600	Palm Harbor Homes, Inc.†(a)	6,330
900	PC Mall, Inc.†	8,379
1,000	Penn National Gaming, Inc.†	59,550
500	Penske Auto Group, Inc	8,730
300	Perry Ellis International, Inc.†	4,614
3,250	PetSmart, Inc.(a)	76,472
1,300	Phillips-Van Heusen	47,918
1,600	Pier 1 Imports, Inc.†	8,368
500	Pinnacle Entertainment, Inc.†	11,780
600	Playboy Enterprises, Inc., Class B†	5,472
1,000	Polaris Industries, Inc.(a)	47,770
1,400	Polo Ralph Lauren Corp.(a)	86,506
2,600	Pool Corp.(a)	51,558
3,275	Premier Exhibitions, Inc.†	35,828
1,300	Pre-Paid Legal Services, Inc.†	71,955
1,500	Primedia, Inc.	12,750
100	Princeton Review, Inc.†	833
94	Proliance International, Inc.†	169
3,375	Pulte Homes, Inc.	35,573
1,950	Quiksilver, Inc.†	16,731
541	R.H. Donnelley Corp.†	19,736
650	Radio One, Inc., Class A†	1,514
1,850	RadioShack Corp.	31,191
600	RCN Corp.†	9,354
1,250	Regal Entertainment Group, Class A	22,588
200	Regis Corp.	5,592
1,750	Rent-A-Center, Inc.†	25,410
1,100	Retail Ventures, Inc.	5,599
500	Riviera Holdings Corp.†	15,400
100	Rocky Brands, Inc.†	613
1,950	Ross Stores, Inc.	49,862
1,625	Royal Caribbean Cruises, Ltd.	68,965
500	Ruby Tuesday, Inc.	4,875
200	Russ Berrie & Co., Inc.†	3,272
1,300	Ryland Group, Inc.(a)	35,815
2,600	Saks, Inc.†	53,976
100	Salem Communications Corp., Class A	659
1,850	Sally Beauty Holdings, Inc.†	16,742
500	Sauer-Danfoss, Inc.	12,525
600	Scientific Games Corp., Class A†	19,950
700	Sealy Corp.(a)	7,833
1,025	Sears Holdings Corp.†(a)	104,601
1,688	Select Comfort Corp.†	11,833
5,075	Service Corp. International	71,304
600	Sharper Image Corp.†	1,680
2,200	Sherwin-Williams Co. (The)	127,688
400	Shoe Carnival, Inc.†	5,644
600	Sinclair Broadcast Group, Inc., Class A	4,926
16,675	Sirius Satellite Radio, Inc.†(a)	50,525
1,900	Six Flags, Inc.†(a)	3,857
550	Skechers U.S.A., Inc., Class A†	10,730
1,425	Snap-On, Inc.	68,742
1,300	Sonic Automotive, Inc., Class A	25,168
1,000	Sonic Corp.†	21,900
603	Sotheby’s	22,974
200	Source Interlink Cos., Inc.†	576
2,700	Spanish Broadcasting System, Inc., Class A†	4,995
75	Spartan Motors, Inc.(a)	573
400	Speedway Motorsports, Inc.	12,432
1,300	Stage Stores, Inc.	19,240

See Notes to Financial Statements.

29

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
200	Stanley Furniture Co., Inc.	$2,400
700	Stanley Works (The)	33,936
10,725	Staples, Inc.(a)	247,426
11,250	Starbucks Corp.†	230,288
3,873	Starwood Hotels & Resorts Worldwide, Inc.	170,528
550	Steak N Shake Co. (The)†	5,995
1,300	Steiner Leisure, Ltd.†	57,408
100	Steinway Musical Instruments	2,757
1,400	Stewart Enterprises, Inc., Class A	12,460
600	Sun-Times Media Group, Inc., Class A†	1,320
150	Superior Industries International, Inc.	2,726
1,300	Syms Corp.	19,630
1,300	Systemax, Inc.	26,416
1,300	Talbots, Inc.(a)	15,366
12,050	Target Corp.(a)	602,500
729	Tarragon Corp.†	1,094
1,700	Tempur-Pedic International, Inc.(a)	44,149
450	Tenneco, Inc.†	11,732
1,500	Texas Roadhouse, Inc., Class A†	16,590
2,500	Tiffany & Co.	115,075
400	Timberland Co., Class A†	7,232
3,725	Time Warner Cable, Inc., Class A†	102,810
58,674	Time Warner, Inc.	968,708
2,500	Tivo, Inc.†(a)	20,850
7,350	TJX Cos., Inc.	211,166
1,600	Toll Brothers, Inc.†	32,096
637	TOUSA, Inc.†(a)	80
200	Trans World Entertainment Corp.†	980
100	TravelCenters of America LLC†	1,250
1,350	Triarc Cos., Inc., Class B	11,826
50	Triple Crown Media, Inc.†	236
1,300	TRW Automotive Holdings Corp.†	27,170
200	Tuesday Morning Corp.	1,014
750	Tupperware Brands Corp.	24,772
200	Universal Electronics, Inc.†	6,688
2,500	Urban Outfitters, Inc.†	68,150
200	Value Line, Inc.	8,052
1,800	Valuevision Media, Inc., Class A†	11,322
950	VF Corp.	65,227
9,337	Viacom, Inc., Class B†	410,081
4,625	Virgin Media, Inc.	79,272
1,050	Visteon Corp.†	4,610
1,300	Volcom, Inc.†	28,639
2,091	WABCO Holdings, Inc.	104,738
30,270	Walt Disney Co. (The)	977,116
100	Warnaco Group, Inc. (The)†	3,480
1,150	Warner Music Group Corp.(a)	6,969
1,650	WCI Communities, Inc.†(a)	6,237
296	Weight Watchers International, Inc.	13,373
1,000	Wendy’s International, Inc.	25,840
1,900	Westwood One, Inc.	3,781
1,772	Whirlpool Corp.	144,648
300	Wiley (John) & Sons, Inc., Class A	12,852
1,100	Williams-Sonoma, Inc.	28,490
500	Winnebago Industries(a)	10,510
1,300	WMS Industries, Inc.†	47,632
400	Wolverine World Wide, Inc.	9,808
1,100	World Wrestling Entertainment, Inc., Class A	16,236
100	WorldSpace, Inc., Class A†(a)	168
700	WPT Enterprises, Inc.†	1,197
1,885	Wyndham Worldwide Corp.	44,411
700	Wynn Resorts, Ltd.	78,491

See Notes to Financial Statements.

30

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Discretionary (continued)
5,250	XM Satellite Radio Holdings, Inc., Class A†	$64,260
100	Young Broadcasting, Inc., Class A†	105
8,700	Yum! Brands, Inc.	332,949
400	Zale Corp.†(a)	6,424
1,300	Zumiez, Inc.†(a)	31,668

		24,239,402

Consumer Staples — 8.8%
1,800	Alberto-Culver Co.	44,172
200	Alico, Inc.	7,300
34,025	Altria Group, Inc.	2,571,610
50	Andersons, Inc. (The)	2,240
12,100	Anheuser-Busch Cos., Inc.	633,314
8,736	Archer-Daniels-Midland Co.	405,612
6,650	Avon Products, Inc.	262,874
1,300	Bare Escentuals, Inc.†	31,525
700	BJ’s Wholesale Club, Inc.†	23,681
1,300	Boston Beer Co., Inc., Class A†	48,945
800	Brown-Forman Corp., Class B(a)	59,288
2,200	Bunge, Ltd	256,102
4,125	Campbell Soup Co.(a)	147,386
850	Casey’s General Stores, Inc.	25,168
800	Chiquita Brands International, Inc.†	14,712
1,050	Church & Dwight Co., Inc.	56,773
2,100	Clorox Co.	136,857
33,420	Coca-Cola Co. (The)	2,050,985
4,920	Coca-Cola Enterprises, Inc.	128,068
8,730	Colgate-Palmolive Co.	680,591
7,073	ConAgra Foods, Inc.	168,267
2,550	Constellation Brands, Inc., Class A†	60,282
800	Corn Products International, Inc.	29,400
7,100	Costco Wholesale Corp.	495,296
22,992	CVS Caremark Corp.	913,932
1,150	Darling International, Inc.†	13,294
3,234	Dean Foods Co.	83,631
5,105	Del Monte Foods Co.	48,293
1,300	Energizer Holdings, Inc.†	145,769
1,100	Estee Lauder Cos., Inc. (The), Class A	47,971
1,325	Flowers Foods, Inc.	31,018
4,550	General Mills, Inc.	259,350
300	Great Atlantic & Pacific Tea Co.†	9,399
1,150	Hansen Natural Corp.†	50,934
1,300	Herbalife, Ltd.	52,364
3,100	Hershey Co. (The)	122,140
4,300	HJ Heinz Co.	200,724
850	Hormel Foods Corp.	34,408
50	Ingles Markets, Inc., Class A	1,269
50	J&J Snack Foods Corp.	1,564
1,400	J.M. Smucker Co. (The)	72,016
4,100	Kellogg Co.	214,963
6,524	Kimberly-Clark Corp.	452,374
25,371	Kraft Foods, Inc., Class A	827,856
11,075	Kroger Co. (The)	295,813
1,975	Loews Corp. - Carolina Group	168,468
1,900	Mannatech, Inc.(a)	12,008
1,650	McCormick & Co., Inc.(a)	62,552
2,200	Molson Coors Brewing Co., Class B	113,564
1,600	National Beverage Corp.	12,864
100	Natural Health Trends Corp.†(a)	121
650	NBTY, Inc.†	17,810
500	Nu Skin Enterprises, Inc., Class A	8,215
1,970	Pepsi Bottling Group, Inc.	77,736
1,500	PepsiAmericas, Inc.	49,980
25,290	PepsiCo, Inc.	1,919,511
1,300	Pilgrim’s Pride Corp.	37,635

See Notes to Financial Statements.

31

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Consumer Staples (continued)
1,200	Prestige Brands Holdings, Inc.†	$8,976
49,702	Procter & Gamble Co.	3,649,121
100	Reliv International, Inc.(a)	819
3,114	Reynolds American, Inc.(a)	205,399
8,450	Rite Aid Corp.†(a)	23,575
70	Rocky Mountain Chocolate Factory, Inc.	1,112
6,950	Safeway, Inc.	237,760
50	Sanderson Farms, Inc.	1,689
11,070	Sara Lee Corp.	177,784
2,600	Smithfield Foods, Inc.†	75,192
600	Spartan Stores, Inc.	13,710
200	Spectrum Brands, Inc.†(a)	1,066
2,736	SUPERVALU, Inc.	102,655
9,950	Sysco Corp.	310,540
4,805	Tyson Foods, Inc., Class A	73,661
1,300	USANA Health Sciences, Inc.†(a)	48,204
2,500	UST, Inc.	137,000
16,250	Walgreen Co.	618,800
40,545	Wal-Mart Stores, Inc.	1,927,104
1,400	Weis Markets, Inc.	55,916
2,425	Whole Foods Market, Inc.(a)	98,940
1,300	Winn-Dixie Stores, Inc.†	21,931
3,700	Wm. Wrigley Jr. Co.	216,635

		22,707,583

Energy — 12.0%
750	Allis-Chalmers Energy, Inc.†	11,062
400	Alon USA Energy, Inc.	10,872
550	Alpha Natural Resources, Inc.†	17,864
3,100	American Oil & Gas, Inc.	17,980
7,406	Anadarko Petroleum Corp.	486,500
5,856	Apache Corp.	629,754
2,000	Arch Coal, Inc.	89,860
550	Arlington Tankers, Ltd.	12,172
1,300	Atlas Energy Resources LLC(a)	40,417
4,700	Baker Hughes, Inc.	381,170
600	Barnwell Industries, Inc.	7,416
1,300	Basic Energy Services, Inc.†	28,535
300	Berry Petroleum Co., Class A	13,335
1,900	BioFuel Energy Corp.†	13,357
4,072	BJ Services Co.	98,787
1,300	Boardwalk Pipeline Partners LP.	40,430
550	Bois d’Arc Energy, Inc.†	10,917
350	BP Prudhoe Bay Royalty Trust(a)	28,070
1,300	BPZ Resources, Inc.†	14,534
2,500	Brigham Exploration Co.†	18,800
3,275	Bronco Drilling Co., Inc.†	48,634
900	Cabot Oil & Gas Corp.	36,333
1,218	Cal Dive International, Inc.†	16,126
600	Callon Petroleum Co.†	9,870
4,400	Cameron International Corp.†	211,772
50	CARBO Ceramics, Inc.	1,860
50	Carrizo Oil & Gas, Inc.†	2,738
700	Cheniere Energy, Inc.†(a)	22,848
7,150	Chesapeake Energy Corp.	280,280
34,399	Chevron Corp.	3,210,459
747	Cimarex Energy Co.	31,770
2,000	Clayton Williams Energy, Inc.†	62,320
600	Clean Energy Fuels Corp.†	9,084
350	CNX Gas Corp.†	11,182
750	Comstock Resources, Inc.†	25,500
1,300	Concho Resources, Inc.†	26,793
23,751	ConocoPhillips	2,097,213
4,300	CONSOL Energy, Inc.	307,536
1,300	Contango Oil & Gas Co.†	66,157

See Notes to Financial Statements.

32

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Energy (continued)
600	Continental Resources, Inc.†	$15,678
200	Cross Timbers Royalty Trust(a)	8,250
1,300	Crosstex Energy, Inc.	48,412
150	Dawson Geophysical Co.†	10,719
1,400	Delta Petroleum Corp.†(a)	26,390
2,850	Denbury Resources, Inc.†	84,788
6,386	Devon Energy Corp.	567,779
1,450	Diamond Offshore Drilling, Inc.(a)	205,900
500	Double Hull Tankers, Inc.	6,120
2,000	Dresser-Rand Group, Inc.†	78,100
10,714	El Paso Corp.	184,709
1,378	Enbridge Energy Management LLC†	72,123
350	Encore Acquisition Co.†	11,679
750	Energy Partners, Ltd.†	8,857
1,750	Energy Transfer Equity LP.	61,652
2,200	ENSCO International, Inc.	131,164
1,300	Enterprise GP Holdings LP.	48,126
3,325	EOG Resources, Inc.	296,756
900	Evergreen Energy, Inc.†(a)	2,007
800	EXCO Resources, Inc.†	12,384
1,608	Exterran Holdings, Inc.†	131,534
88,150	Exxon Mobil Corp.	8,258,774
2,078	FMC Technologies, Inc.†	117,823
950	Forest Oil Corp.†	48,298
700	Foundation Coal Holdings, Inc.	36,750
1,100	Frontier Oil Corp.	44,638
1,300	General Maritime Corp.(a)	31,785
1,300	Genesis Energy Lp.	30,550
600	Geokinetics, Inc.†	11,670
600	GeoMet, Inc.†	3,120
1,500	GeoResources, Inc.†	13,515
750	Global Industries, Ltd.†(a)	16,065
350	GMX Resources, Inc.†(a)	11,298
1,300	Goodrich Petroleum Corp.†	29,406
2,350	Grant Prideco, Inc.†	130,448
2,950	Grey Wolf, Inc.†	15,724
650	Gulfport Energy Corp.†	11,869
14,100	Halliburton Co.(a)	534,531
900	Harvest Natural Resources, Inc.†	11,250
1,350	Helix Energy Solutions Group, Inc.†	56,025
2,000	Helmerich & Payne, Inc.	80,140
2,000	Hercules Offshore, Inc.†	47,560
4,000	Hess Corp.	403,440
600	Holly Corp.	30,534
6,025	International Coal Group, Inc.†(a)	32,294
1,550	ION Geophysical Corp.†	24,459
4,850	James River Coal Co.†	54,223
2,100	Key Energy Services, Inc.†	30,219
619	Kinder Morgan Management LLC.†	32,794
1,300	Linn Energy LLC(a)	32,539
550	Magellan Midstream Holdings LP.	14,740
11,172	Marathon Oil Corp.	679,928
1,713	Mariner Energy, Inc.†	39,193
250	Markwest Hydrocarbon, Inc.	15,662
200	Martin Midstream Partners L.P.	7,100
1,200	Massey Energy Co.	42,900
450	Matrix Service Co.†	9,819
2,000	McMoRan Exploration Co.†(a)	26,180
2,800	Murphy Oil Corp.	237,552
6,100	Nabors Industries, Ltd.†	167,079
250	NATCO Group, Inc., Class A†	13,537
5,638	National Oilwell Varco, Inc.†(a)	414,167
750	Natural Gas Services Group, Inc.†	14,708
3,625	Newfield Exploration Co.†	191,038

See Notes to Financial Statements.

33

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Energy (continued)
5,175	Newpark Resources, Inc.†	$28,204
3,100	NGAS Resources, Inc.†(a)	17,453
3,820	Noble Corp.	215,868
2,600	Noble Energy, Inc.	206,752
14,510	Occidental Petroleum Corp.	1,117,125
400	Oceaneering International, Inc.†	26,940
1,300	Oil States International, Inc.†	44,356
100	Omni Energy Services Corp.†	488
1,300	OYO Geospace Corp.†	97,968
600	Pacific Ethanol, Inc.†(a)	4,926
1,650	Parallel Petroleum Corp.†	29,090
1,800	Parker Drilling Co.†	13,590
365	Patriot Coal Corp.†	15,235
1,950	Patterson-UTI Energy, Inc.	38,064
3,650	Peabody Energy Corp.	224,986
3,247	Petrohawk Energy Corp.†	56,206
350	Petroleum Development Corp.†	20,696
2,000	Petroquest Energy, Inc.†	28,600
1,450	Pioneer Drilling Co.†	17,226
1,325	Pioneer Natural Resources Co.	64,713
953	Plains Exploration & Production Co.†	51,462
3,250	Pride International, Inc.†	110,175
1,500	Quicksilver Resources, Inc.†(a)	89,385
2,000	Range Resources Corp.	102,720
1,500	Rowan Cos., Inc.	59,190
1,750	RPC, Inc.(a)	20,492
19,400	Schlumberger, Ltd.	1,908,378
3,500	Smith International, Inc.	258,475
2,325	Southwestern Energy Co.†(a)	129,549
9,891	Spectra Energy Corp.	255,386
1,550	St. Mary Land & Exploration Co.	59,845
2,465	Sunoco, Inc.	178,565
950	Superior Energy Services, Inc.†	32,699
650	Superior Well Services, Inc.†	13,793
1,300	Teekay Shipping Corp.	69,173
2,800	Tesoro Corp.	133,560
1,150	Tetra Technologies, Inc.†	17,906
660	TGC Industries, Inc.†	6,369
1,350	Tidewater, Inc.	74,061
4,566	Transocean, Inc.†	653,623
500	Trico Marine Services, Inc.†	18,510
1,250	TXCO Resources, Inc.†(a)	15,075
1,865	Ultra Petroleum Corp.†	133,348
700	Union Drilling, Inc.†	11,039
1,300	Unit Corp.†	60,125
2,250	Uranium Resources, Inc.†	28,080
1,200	US BioEnergy Corp.†(a)	14,052
1,950	USEC, Inc.†(a)	17,550
600	Vaalco Energy, Inc.†	2,790
8,764	Valero Energy Corp	613,743
550	Venoco, Inc.†	10,962
600	VeraSun Energy Corp.†(a)	9,168
100	Verenium Corp.†(a)	499
550	W&T Offshore, Inc.	16,478
800	Warren Resources, Inc.†	11,304
4,950	Weatherford International, Ltd.†	339,570
1,300	Whiting Petroleum Corp.†	74,958
10,000	Williams Cos., Inc.	357,800
7,860	XTO Energy, Inc.	403,690

		31,150,811

Financials — 17.9%
1,200	21St Century Holding Co.	16,116
1,900	Abington Bancorp, Inc.	17,860
600	ACA Capital Holdings, Inc.†(a)	510

See Notes to Financial Statements.

34

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
1,550	Acadia Realty Trust	$39,696
5,650	ACE, Ltd.	349,057
2,300	Advance America Cash Advance Centers, Inc.	23,368
1,300	Advanta Corp., Class B	10,491
1,200	Affirmative Insurance Holdings, Inc.	12,456
7,600	Aflac, Inc.	475,988
700	Alfa Corp.	15,169
8,925	Allstate Corp. (The)	466,153
2,225	AMB Property Corp.	128,071
1,200	AMBAC Financial Group, Inc.(a)	30,924
1,200	AmCOMP, Inc.†	11,220
400	Amcore Financial, Inc.	9,080
1,300	American Campus Communities, Inc.	34,905
100	American Equity Investment Life Holding Co.	829
17,450	American Express Co.	907,749
1,600	American Financial Group, Inc.	46,208
1,500	American Financial Realty Trust	12,030
35,550	American International Group, Inc.	2,072,565
300	American Physicians Capital, Inc.	12,438
1,850	AmeriCredit Corp.†(a)	23,662
3,880	Ameriprise Financial, Inc.	213,827
310	Anchor Bancorp Wisconsin, Inc.	7,291
6,125	Annaly Capital Management, Inc.	111,352
100	Anworth Mortgage Asset Corp.	826
3,750	AON Corp.	178,838
972	Apartment Investment & Management Co., Class A	33,758
200	Arbor Realty Trust, Inc.	3,222
300	Arch Capital Group, Ltd.†	21,105
1,100	Arthur J. Gallagher & Co.	26,609
3,050	Ashford Hospitality Trust, Inc.	21,930
1,700	Aspen Insurance Holdings, Ltd.	49,028
1,900	Asset Acceptance Capital Corp.	19,779
1,854	Associated Banc-Corp.	50,225
100	Associated Estates Realty Corp.	944
900	Assurant, Inc.	60,210
750	Assured Guaranty, Ltd.	19,905
1,450	Astoria Financial Corp.	33,742
725	AvalonBay Communities, Inc.	68,252
2,000	Axis Capital Holdings, Ltd.	77,940
50	Bancorp, Inc. (The)†	673
1,850	BancorpSouth, Inc.	43,678
2,150	Bank Mutual Corp.	22,726
71,986	Bank of America Corp.	2,970,142
550	Bank of Hawaii Corp.	28,127
18,463	Bank of New York Mellon Corp. (The)	900,256
1,400	BankAtlantic Bancorp, Inc., Class A	5,740
700	BankFinancial Corp.	11,074
300	Banner Corp.	8,619
9,975	BB&T Corp.(a)	305,933
1,055	Bear Stearns Cos., Inc. (The)(a)	93,104
433	Berkshire Hathaway, Inc.,
	Class B†	2,050,688
1,000	BioMed Realty Trust, Inc.	23,170
2,300	Blackstone Group LP (The)	50,899
1,325	Boston Properties, Inc.	121,648
788	Brandywine Realty Trust	14,129
1,325	BRE Properties, Inc.	53,702
3,775	Brookfield Properties Corp.	72,669
1,606	Brookline Bancorp, Inc.	16,317

See Notes to Financial Statements.

35

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
1,400	Brown & Brown, Inc.	$32,900
1,300	Calamos Asset Management, Inc., Class A	38,714
100	Camden National Corp.	2,840
1,425	Camden Property Trust	68,614
350	Capital City Bank Group, Inc.(a)	9,877
6,700	Capital One Financial Corp.	316,642
1,639	CapitalSource, Inc.(a)	28,830
450	Capitol Federal Financial	13,950
1,200	CapLease, Inc.	10,104
100	Capstead Mortgage Corp.	1,319
600	Cardinal Financial Corp.	5,592
1,900	Castlepoint Holdings, Ltd.	22,800
288	Cathay General Bancorp(a)	7,629
4,825	CB Richard Ellis Group, Inc., Class A†(a)	103,979
1,050	CBL & Associates Properties, Inc.	25,105
1,150	Cedar Shopping Centers, Inc.	11,764
2,000	Centennial Bank Holdings, Inc.†	11,560
700	Centerline Holding Co.(a)	5,334
1,300	Central Pacific Financial Corp.	23,998
16,464	Charles Schwab Corp. (The)	420,655
400	Charter Financial Corp.	14,800
1,300	Chemical Financial Corp.	30,927
175	Chittenden Corp.	6,234
6,650	Chubb Corp .	362,957
2,994	Cincinnati Financial Corp.	118,383
2,371	CIT Group, Inc.	56,975
79,900	Citigroup, Inc.	2,352,256
1,157	Citizens Republic Bancorp, Inc.	16,788
350	City Holding Co.	11,844
1,325	CME Group, Inc.	908,950
1,300	CNA Surety Corp.†	25,727
750	CoBiz Financial, Inc.	11,152
350	Cohen & Steers, Inc.(a)	10,489
1,950	Colonial BancGroup, Inc. (The)(a)	26,403
429	Colonial Properties Trust	9,708
276	Columbia Banking System, Inc.	8,205
1,973	Comerica, Inc.(a)	85,885
2,725	Commerce Bancorp, Inc.(a)	103,932
2,376	Commerce Bancshares, Inc.	106,587
950	Commerce Group, Inc.	34,181
563	Community Bancorp†	9,779
550	Community Bank System, Inc.	10,928
700	CompuCredit Corp.†(a)	6,986
3,100	Conseco, Inc.†	38,936
450	Corporate Office Properties Trust	14,175
1,300	Corus Bankshares, Inc.(a)	13,871
8,598	Countrywide Financial Corp.(a)	76,866
650	Cousins Properties, Inc.(a)	14,365
1,300	Credit Acceptance Corp.†	26,871
450	Cullen/Frost Bankers, Inc.	22,797
1,755	CVB Financial Corp.	18,147
2,650	DCT Industrial Trust, Inc.	24,672
200	Deerfield Capital Corp.	1,600
322	Delphi Financial Group, Inc., Class A	11,360
1,000	Delta Financial Corp.(a)	50
2,351	Developers Diversified Realty Corp.(a)	90,020
900	DiamondRock Hospitality Co.	13,482
500	Digital Realty Trust, Inc.	19,185
1,000	Dime Community Bancshares	12,770
6,325	Discover Financial Services	95,381
1,300	Dollar Financial Corp.†	39,897
1,362	Doral Financial Corp.†(a)	24,570

See Notes to Financial Statements.

36

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
1,100	Douglas Emmett, Inc.	$24,871
3,901	Duke Realty Corp.	101,738
7,387	E*Trade Financial Corp.†(a)	26,224
500	East West Bancorp, Inc.(a)	12,115
2,525	Eaton Vance Corp.	114,660
1,350	EMC Insurance Group, Inc.	31,954
1,200	Encore Capital Group, Inc.†	11,616
950	Endurance Specialty Holdings, Ltd	39,644
50	Enterprise Financial Services Corp.(a)	1,190
3,779	Equity Residential	137,820
1,325	Erie Indemnity Co., Class A	68,754
400	Everest RE Group, Ltd.	40,160
500	Extra Space Storage, Inc	7,145
1,000	EZCORP, Inc., Class A†	11,290
16,025	Fannie Mae	640,680
500	FBL Financial Group, Inc., Class A	17,265
300	Federal Realty Investment Trust	24,645
900	Federated Investors, Inc., Class B(a)	37,044
1,450	FelCor Lodging Trust, Inc.	22,605
2,100	FFD Financial Corp.	31,238
3,491	Fidelity National Financial, Inc., Class A	51,004
8,435	Fifth Third Bancorp	211,972
1,300	Financial Federal Corp.	28,977
1,200	Financial Institutions, Inc.	21,384
100	First Acceptance Corp.†	422
2,492	First American Corp.	85,027
2,150	First Bancorp./Puerto Rico	15,674
1,800	First Bancorp./Troy NC	34,002
680	First Busey Corp.(a)	13,505
650	First Cash Financial Services, Inc.†	9,542
550	First Charter Corp.(a)	16,423
2,100	First Commonwealth Financial Corp.(a)	22,365
2,025	First Community Bancshares, Inc.	64,577
1,300	First Financial Bancorp	14,820
350	First Financial Bankshares, Inc.(a)	13,178
100	First Financial Corp.	2,834
1,950	First Horizon National Corp.(a)	35,392
750	First Industrial Realty Trust, Inc.(a)	25,950
550	First Marblehead Corp. (The)(a)	8,415
750	First Midwest Bancorp, Inc.	22,950
1,708	First Niagara Financial Group, Inc.	20,564
1,300	First Potomac Realty Trust	22,477
1,300	FirstFed Financial Corp.†(a)	46,566
1,700	FirstMerit Corp.	34,017
1,700	Flagstar Bancorp, Inc.(a)	11,849
1,150	Flagstone Reinsurance Holdings, Ltd.	15,985
1,300	FNB Corp.(a)	19,110
600	Forest City Enterprises, Class A	26,664
708	Forestar Real Estate Group Inc.†	16,710
350	Franklin Bank Corp.†	1,508
3,200	Franklin Resources, Inc.	366,176
2,050	Franklin Street Properties Corp.	30,340
10,425	Freddie Mac	355,180
150	Fremont General Corp.†	525
3,585	Friedman, Billings, Ramsey Group, Inc., Class A	11,257
3,234	Fulton Financial Corp.	36,285
1,300	GAMCO Investors, Inc., Class A	89,960
5,050	General Growth Properties, Inc.	207,959

See Notes to Financial Statements.

37

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
8,250	Genworth Financial, Inc., Class A	$209,962
1,300	Getty Realty Corp.	34,684
1,300	Glacier Bancorp, Inc.	24,362
1,300	Glimcher Realty Trust(a)	18,577
100	GMH Communities Trust	552
5,470	Goldman Sachs Group, Inc. (The)	1,176,324
1,350	Gramercy Capital Corp.	32,818
335	Green Bancshares, Inc.	6,432
150	Greenhill & Co., Inc.(a)	9,972
1,600	Grubb & Ellis Co.	10,256
708	Guaranty Financial Group Inc.†	11,333
1,300	Hallmark Financial Services, Inc.†	20,618
2,050	Hanmi Financial Corp.	17,671
1,400	Hanover Insurance Group, Inc. (The)	64,120
1,300	Harleysville Group, Inc.	45,994
1,320	Harleysville National Corp.	19,232
4,750	Hartford Financial Services Group, Inc.	414,152
2,375	HCC Insurance Holdings, Inc.(a)	68,115
4,925	HCP, Inc.	171,292
900	Health Care REIT, Inc.	40,221
750	Healthcare Realty Trust, Inc.	19,042
50	Heritage Commerce Corp.	920
1,200	Hersha Hospitality Trust	11,400
350	Highwoods Properties, Inc.	10,283
1,200	Hilltop Holdings, Inc.†	13,104
500	Horace Mann Educators Corp.	9,470
1,000	Hospitality Properties Trust	32,220
9,850	Host Hotels & Resorts, Inc.	167,844
700	Housevalues, Inc.†(a)	2,170
3,375	HRPT Properties Trust	26,089
9,026	Hudson City Bancorp, Inc.	135,571
5,351	Huntington Bancshares, Inc.	78,981
850	IMPAC Mortgage Holdings, Inc.(a)	476
1,650	Independent Bank Corp., MI	15,675
3,225	IndyMac Bancorp, Inc.(a)	19,189
1,300	Infinity Property & Casual Corporation	46,969
300	Inland Real Estate Corp.(a)	4,248
1,375	IntercontinentalExchange, Inc.†	264,688
2,000	International Assets Holding Corp.†(a)	53,980
865	International Bancshares Corp.	18,113
2,050	Intervest Bancshares Corp.	35,301
300	Investment Technology Group, Inc.†	14,277
1,300	Investors Real Estate Trust	11,661
950	IPC Holdings, Ltd.	27,426
2,100	Irwin Financial Corp.	15,435
2,064	iStar Financial, Inc.(a)	53,767
3,275	Janus Capital Group, Inc.	107,584
2,300	Jefferies Group, Inc.	53,015
1,150	JER Investors Trust, Inc.(a)	12,385
53,430	JPMorgan Chase & Co.	2,332,220
600	Kearny Financial Corp.	7,146
6,200	Keycorp	145,390
3,025	Kimco Realty Corp.	110,110
1,300	Kite Realty Group Trust	19,851
2,200	KKR Financial Holdings LLC	30,910
1,100	KNBT Bancorp, Inc.	16,962
1,550	Knight Capital Group, Inc., Class A†	22,320
700	LaBranche & Co., Inc.†	3,528
1,300	Lazard, Ltd., Class A	52,884
2,600	Legg Mason, Inc.(a)	190,190
7,918	Lehman Brothers Holdings, Inc.(a)	518,154
1,905	Leucadia National Corp.(a)	89,726

See Notes to Financial Statements.

38

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
450	Lexington Realty Trust(a)	$6,543
950	Liberty Property Trust	27,370
3,800	Lincoln National Corp.	221,236
7,350	Loews Corp.	369,999
1,300	LTC Properties, Inc.	32,565
2,525	M&T Bank Corp.	205,964
1,425	Macerich Co. (The)	101,260
900	Mack-Cali Realty Corp.	30,600
1,250	MainSource Financial Group, Inc.	19,450
8,120	Marsh & McLennan Cos., Inc.	214,936
3,632	Marshall & Ilsley Corp.	96,175
1,300	Max Re Capital, Ltd.	36,387
244	MB Financial, Inc.	7,523
1,500	MBIA, Inc.(a)	27,945
1,000	Medallion Financial Corp.	10,020
1,000	Medical Properties Trust, Inc.	10,190
12,396	Merrill Lynch & Co., Inc.	665,417
8,571	MetLife, Inc.	528,145
1,500	MF Global, Ltd.†	47,205
1,400	MFA Mortgage Investments, Inc.	12,950
700	MGIC Investment Corp.(a)	15,701
100	Mid-America Apartment Communities, Inc.	4,275
247	Midland Co. (The)	15,978
1,250	Midwest Banc Holdings, Inc.(a)	15,525
1,200	Montpelier Re Holdings, Ltd.	20,412
3,675	Moody’s Corp.(a)	131,198
15,275	Morgan Stanley	811,255
600	Nara Bancorp, Inc.	7,002
1,150	Nasdaq Stock Market, Inc. (The)†	56,914
200	National Atlantic Holdings Corp., Class A†	886
9,438	National City Corp.	155,349
1,300	National Health Investors, Inc.	36,270
400	National Interstate Corp.	13,240
811	National Penn Bancshares, Inc.(a)	12,279
1,495	National Retail Properties, Inc.	34,953
570	Nationwide Financial Services, Class A	25,656
1,450	Nationwide Health Properties, Inc.	45,486
200	Navigators Group, Inc.†	13,000
550	NBT Bancorp, Inc.	12,551
1,300	Nelnet, Inc., Class A.	16,523
4,212	New York Community Bancorp, Inc.(a)	74,047
3,600	NewAlliance Bancshares, Inc.	41,472
750	Newcastle Investment Corp.(a)	9,720
50	North Valley Bancorp	654
3,400	Northern Trust Corp.	260,372
1,150	NorthStar Realty Finance Corp.(a)	10,258
500	Northwest Bancorp, Inc.(a)	13,285
2,500	Novastar Financial, Inc.†(a)	7,225
50	Nymex Holdings, Inc.	6,680
2,750	NYSE Euronext	241,368
2,050	OceanFirst Financial Corp.	32,410
1,800	Ocwen Financial Corp.†(a)	9,972
1,544	Old National Bancorp	23,098
4,312	Old Republic International Corp.	66,448
400	Old Second Bancorp, Inc.	10,716
2,300	Omega Healthcare Investors, Inc.	36,915
1,300	OneBeacon Insurance Group, Ltd.	27,950
750	optionsXpress Holdings, Inc.	25,365

See Notes to Financial Statements.

39

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
432	Oriental Financial Group	$5,793
283	Pacific Capital Bancorp	5,697
1,300	Parkway Properties, Inc.	48,074
400	PartnerRe, Ltd.	33,012
1,000	Penn Treaty American Corp.†	6,490
3,347	People’s United Financial, Inc.(a)	59,577
400	Philadelphia Consolidated Holding Co.†	15,740
2,250	Phoenix Cos., Inc. (The)	26,707
1,350	PICO Holdings, Inc.†	45,387
500	Pinnacle Financial Partners, Inc.†	12,710
950	Platinum Underwriters Holdings, Ltd.	33,782
4,284	Plum Creek Timber Co., Inc.	197,235
3,325	PMI Group, Inc. (The)	44,156
4,575	Popular, Inc.	48,495
300	Portfolio Recovery Associates, Inc.(a)	11,901
1,300	Post Properties, Inc.	45,656
400	Presidential Life Corp.	7,004
100	Primus Guaranty, Ltd.†(a)	701
5,500	Principal Financial Group, Inc.	378,620
1,300	PrivateBancorp, Inc.(a)	42,445
265	ProAssurance Corp.†	14,554
11,075	Progressive Corp. (The)	212,197
4,644	Prologis	294,337
671	Prosperity Bancshares, Inc.	19,721
1,150	Protective Life Corp.	47,173
1,300	Provident Bankshares Corp.	27,807
700	Provident Financial Services, Inc.	10,094
1,550	Provident New York Bancorp	20,026
8,600	Prudential Financial, Inc.	800,144
1,439	Public Storage	105,637
570	Radian Group, Inc.(a)	6,658
1,700	RAIT Financial Trust(a)	14,654
1,300	Ramco-Gershenson Properties Trust	27,781
900	Raymond James Financial, Inc.	29,394
801	Rayonier, Inc.	37,839
2,100	Realty Income Corp.(a)	56,742
1,300	Redwood Trust, Inc.(a)	44,512
1,625	Regency Centers Corp.	104,796
12,556	Regions Financial Corp.	296,949
1,700	RenaissanceRe Holdings, Ltd.	102,408
50	Renasant Corp.	1,078
1,750	Resource America, Inc., Class A	25,672
200	Resource Capital Corp.(a)	1,862
1,200	Roma Financial Corp.	18,828
1,300	S&T Bancorp, Inc.	35,932
1,100	Safeco Corp.	61,248
150	Safety Insurance Group, Inc.	5,493
600	Santander BanCorp	5,196
200	Scottish Re Group, Ltd.†	145
700	SeaBright Insurance Holdings, Inc.†	10,556
750	Seacoast Banking Corp. of Florida(a)	7,710
2,000	SEI Investments Co.	64,340
800	Selective Insurance Group	18,392
1,850	Senior Housing Properties Trust	41,958
3,266	Simon Property Group, Inc.	283,685
397	SL Green Realty Corp.(a)	37,104
6,400	SLM Corp.	128,896
650	South Financial Group, Inc. (The)(a)	10,159
1,000	Southern Missouri Bancorp, Inc.	13,990
50	Southwest Bancorp, Inc.	916

See Notes to Financial Statements.

40

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
4,727	Sovereign Bancorp, Inc.	$53,888
700	St Joe Co. (The)(a)	24,857
490	StanCorp Financial Group, Inc.	24,686
1,300	State Auto Financial Corp.	34,190
6,065	State Street Corp.	492,478
50	Sterling Bancorp	682
600	Sterling Bancshares, Inc.	6,696
1,894	Sterling Financial Corp.	31,800
300	Stewart Information Services Corp.	7,827
400	Stifel Financial Corp.†(a)	21,028
600	Strategic Hotels & Resorts, Inc.	10,038
50	Suffolk Bancorp(a)	1,536
746	Sun Bancorp, Inc.†	11,772
1,300	Sun Communities, Inc.	27,391
950	Sunstone Hotel Investors, Inc.	17,376
6,130	SunTrust Banks, Inc.(a)	383,064
600	Superior Bancorp†(a)	3,222
1,990	Susquehanna Bancshares, Inc.	36,696
350	SVB Financial Group†	17,640
4,831	Synovus Financial Corp.	116,330
4,125	T. Rowe Price Group, Inc.(a)	251,130
500	Taubman Centers, Inc.	24,595
2,500	TCF Financial Corp	44,825
3,225	TD Ameritrade Holding Corp.†	64,694
50	Tejon Ranch Co.†	2,042
400	Texas Capital Bancshares, Inc.†	7,300
1,550	TFS Financial Corp.†	18,507
600	Thomas Weisel Partners Group, Inc.†	8,238
2,246	Thornburg Mortgage, Inc.(a)	20,753
1,000	Torchmark Corp.	60,530
1,300	Tower Group, Inc.	43,420
100	TradeStation Group, Inc.†	1,421
10,609	Travelers Cos., Inc. (The)	570,764
1,850	Triad Guaranty, Inc.†(a)	18,130
1,708	Trustco Bank Corp.(a)	16,943
800	Trustmark Corp.	20,288
26,959	U.S. Bancorp(a)	855,679
3,725	UCBH Holdings, Inc.(a)	52,746
2,150	UDR, Inc.	42,678
160	UMB Financial Corp.	6,138
950	Umpqua Holdings Corp.(a)	14,573
600	UnionBanCal Corp.	29,346
650	United America Indemnity, Ltd. Class A†	12,948
1,300	United Bankshares, Inc.	36,426
800	United Community Banks, Inc.	12,640
600	United Community Financial Corp.	3,312
1,300	United Fire & Casualty Co.	37,817
400	United PanAm Financial Corp.†	2,048
1,800	United Security Bancshares(a)	27,504
350	Unitrin, Inc.	16,796
1,300	Universal Health Realty Income Trust	46,072
6,107	UNUM Group	145,286
600	USB Holding Co., Inc.	11,880
1,350	U-Store-It Trust	12,366
1,300	Validus Holdings, Ltd.†	33,774
1,436	Valley National Bancorp(a)	27,370
1,575	Ventas, Inc.	71,269
525	Vineyard National Bancorp(a)	5,302
514	Virginia Commerce Bancorp, Inc.†	6,029
2,925	Vornado Realty Trust	257,254
1,781	W Holding Co., Inc.(a)	2,155
100	W.P. Stewart & Co., Ltd.(a)	511

See Notes to Financial Statements.

41

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Financials (continued)
3,687	W.R. Berkley Corp.	$109,909
32,802	Wachovia Corp.(a)	1,247,460
1,800	Waddell & Reed Financial, Inc., Class A	64,962
1,033	Washington Federal, Inc.	21,807
14,031	Washington Mutual, Inc.(a)	190,962
250	Washington Real Estate Investment Trust	7,852
400	Washington Trust Bancorp, Inc.	10,092
550	Wauwatosa Holdings, Inc.†(a)	7,051
1,354	Webster Financial Corp.	43,287
1,900	Weingarten Realty Investors	59,736
51,004	Wells Fargo & Co.(a)	1,539,811
300	WesBanco, Inc.	6,180
200	Wesco Financial Corp.	81,400
550	Western Alliance Bancorp†(a)	10,324
1,200	Westfield Financial, Inc.	11,640
1,675	Whitney Holding Corp.	43,801
700	Wilmington Trust Corp.	24,640
1,700	Wilshire Bancorp, Inc.	13,345
2,425	XL Capital, Ltd., Class A	122,002
1,930	Zions Bancorp	90,112
400	ZipRealty, Inc.†(a)	2,240

		46,276,845

Health Care — 11.9%
100	A.D.A.M., Inc.†	837
1,300	Abaxis, Inc.†	46,618
25,850	Abbott Laboratories	1,451,478
100	Abraxis Bioscience, Inc. New†	6,877
600	Acadia Pharmaceuticals, Inc.†(a)	6,642
100	Adolor Corp.†	460
981	Advanced Medical Optics, Inc.†(a)	24,064
7,850	Aetna, Inc.	453,180
700	Affymetrix, Inc.†	16,198
300	Air Methods Corp.†	14,901
1,300	Akorn, Inc.†	9,542
700	Albany Molecular Research, Inc.†	10,066
1,350	Align Technology, Inc.†	22,518
3,575	Alkermes, Inc.†	55,734
5,230	Allergan, Inc.	335,975
2,600	Alliance Imaging, Inc.†	25,012
1,300	Allscripts Healthcare Solutions, Inc.†(a)	25,246
1,300	Almost Family, Inc.	25,168
350	Alnylam Pharmaceuticals, Inc.†(a)	10,178
100	Altus Pharmaceuticals, Inc.†(a)	518
0	Amedisys, Inc.†	16
900	American Medical Systems Holdings, Inc.†	13,014
600	AMERIGROUP Corp.†	21,870
2,440	AmerisourceBergen Corp.	109,483
17,102	Amgen, Inc.†	794,217
1,300	Amicus Therapeutics, Inc.†(a)	13,975
750	AMN Healthcare Services, Inc.†	12,878
1,300	Amsurg Corp.†	35,178
3,250	Amylin Pharmaceuticals, Inc.	120,250
600	Angeion Corp.†	5,670
500	Anika Therapeutics, Inc.	7,260
400	APP Pharmaceuticals, Inc.†	4,108
3,350	Applera Corp. - Applied Biosystems Group	113,632
1,400	Applera Corp. - Celera Group†	22,218
1,300	Apria Healthcare Group, Inc.†	28,041

See Notes to Financial Statements.

42

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
2,100	Arena Pharmaceuticals, Inc.†	$16,443
1,200	Artes Medical, Inc.†(a)	2,724
1,300	Athenahealth, Inc.†	46,800
200	Atherogenics, Inc.	76
1,025	Bard (C.R.), Inc.	97,170
1,075	Barr Pharmaceuticals, Inc.†	57,082
10,038	Baxter International, Inc.	582,706
500	Beckman Coulter, Inc.	36,400
3,425	Becton Dickinson & Co.	286,262
2,000	Biodel, Inc.†	46,460
4,105	Biogen Idec, Inc.†	233,657
1,900	BioMarin Pharmaceuticals, Inc.†	67,260
22,839	Boston Scientific Corp.†	265,618
30,900	Bristol-Myers Squibb Co.	819,468
1,400	Brookdale Senior Living, Inc.(a)	39,774
2,600	Bruker BioSciences Corp.†	34,580
1,200	BSD Medical Corp.(a)	6,024
100	Candela Corp.†	558
2,100	Capital Senior Living Corp.†	20,853
1,150	Caraco Pharmaceutical Laboratories, Ltd.†	19,723
6,436	Cardinal Health, Inc.	371,679
6,200	Celgene Corp.†	286,502
1,300	Centene Corp.†	35,672
1,625	Cephalon, Inc.†	116,610
2,000	Cepheid, Inc.†	52,700
550	Cerner Corp.†	31,020
1,094	Charles River Laboratories International, Inc.†	71,985
3,800	Cigna Corp.	204,174
1,200	Cleveland Biolabs, Inc.†(a)	10,560
1,300	Clinical Data, Inc.†	28,925
100	Coley Pharmaceutical Group, Inc.†	800
2,600	Community Health Systems, Inc.†(a)	95,836
1,300	Conceptus, Inc.†	25,012
500	Conmed Corp.†	11,555
705	Cooper Cos., Inc. (The)	26,790
1,450	Covance, Inc.†	125,599
4,016	Coventry Health Care, Inc.†	237,948
7,787	Covidien, Ltd.	344,886
500	Cubist Pharmaceuticals, Inc.†	10,255
100	CuraGen Corp.†	92
2,100	CV Therapeutics, Inc.†	19,005
700	Cynosure, Inc., Class A†	18,522
400	Datascope Corp	14,560
2,275	DaVita, Inc.†	128,196
1,200	Dendreon Corp.†(a)	7,464
2,075	Dentsply International, Inc.	93,417
100	Dialysis Corp. of America†	850
100	Dyax Corp.	366
1,300	Eclipsys Corp.†	32,903
550	Edwards Lifesciences Corp.†	25,294
15,695	Eli Lilly & Co.	837,956
1,350	Emergent Biosolutions, Inc.†.	6,831
1,300	Emeritus Corp.†	32,695
1,850	Endo Pharmaceuticals Holdings, Inc.†	49,340
200	eResearch Technology, Inc.†	2,364
700	ev3, Inc.†	8,897
1,600	Exelixis, Inc.†	13,808
4,150	Express Scripts, Inc.†	302,950
100	Five Star Quality Care, Inc.†	830
6,500	Forest Laboratories, Inc.†	236,925
6,800	Genentech, Inc.†	456,076
600	Genomic Health, Inc.†(a)	13,584
1,375	Gen-Probe, Inc.†	86,529
50	Gentiva Health Services, Inc.†	952
3,655	Genzyme Corp.†	272,078
15,400	Gilead Sciences, Inc.†	708,554

See Notes to Financial Statements.

43

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
450	GTx, Inc.†(a)	$6,458
1,200	Halozyme Therapeutics, Inc.†	8,532
6,950	Health Management Associates, Inc., Class A	41,561
2,200	Health Net, Inc.†	106,260
1,250	Healthsouth Corp.†(a)	26,250
800	Henry Schein, Inc.†	49,120
300	Hillenbrand Industries, Inc.	16,719
3,095	HLTH Corp.†	41,473
1,300	HMS Holdings Corp.†	43,173
1,726	Hologic, Inc.†(a)	118,473
3,840	Hospira, Inc.†	163,738
2,150	Human Genome Sciences, Inc.†	22,446
2,900	Humana, Inc.†(a)	218,399
200	Hythiam, Inc.†(a)	586
1,300	ICU Medical, Inc.†(a)	46,813
700	Idenix Pharmaceuticals, Inc.†	1,890
844	Illumina, Inc.†(a)	50,015
1,625	ImClone Systems, Inc.†	69,875
100	Immtech Pharmaceuticals, Inc.†	345
1,680	Immucor, Inc.†	57,103
2,500	IMS Health, Inc.	57,600
1,200	Incyte Corp.†	12,060
1,900	Indevus Pharmaceuticals, Inc.†	13,205
600	Infinity Pharmaceuticals, Inc.†	5,730
650	InterMune, Inc.†(a)	8,664
400	Invacare Corp.	10,080
1,681	Inverness Medical Innovations, Inc.†	94,439
1,325	Invitrogen Corp.†	123,768
200	IRIS International, Inc.†	3,924
700	Isis Pharmaceuticals, Inc.†(a)	11,025
1,900	Jazz Pharmaceuticals, Inc.†	27,930
46,135	Johnson & Johnson	3,077,204
300	Kendle International, Inc.†	14,676
1,800	Keryx Biopharmaceuticals, Inc.†(a)	15,120
700	Kindred Healthcare, Inc.†	17,486
850	Kinetic Concepts, Inc.†	45,526
4,524	King Pharmaceuticals, Inc.†	46,326
1,300	KV Pharmaceutical Co., Class A†	37,102
2,425	Laboratory Corp. of America Holdings†	183,160
700	LCA-Vision, Inc.	13,979
600	LHC Group, Inc.†	14,988
565	LifePoint Hospitals, Inc.†	16,803
600	Ligand Pharmaceuticals, Inc., Class B	2,898
700	Lincare Holdings, Inc.†	24,612
200	Luminex Corp.†	3,248
2,100	MannKind Corp.†(a)	16,716
1,300	Masimo Corp.†	51,285
50	Matria Healthcare, Inc.†	1,189
200	Maxygen, Inc.†	1,606
5,150	McKesson Corp.	337,377
4,125	Medarex, Inc.†	42,982
1,300	Medcath Corp.†	31,928
4,799	Medco Health Solutions, Inc.†	486,619
300	Medicis Pharmaceutical Corp., Class A(a)	7,791
17,768	Medtronic, Inc.	893,197
550	Mentor Corp.(a)	21,505
34,958	Merck & Co., Inc.	2,031,409
100	Merge Technologies, Inc.†	119
1,250	MGI Pharma, Inc.†	50,662
800	Micrus Endovascular Corp.†	15,744
5,550	Millennium Pharmaceuticals, Inc.†	83,139
250	Millipore Corp.†(a)	18,295

See Notes to Financial Statements.

44

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
1,300	Molina Healthcare, Inc.†	$50,310
200	Momenta Pharmaceuticals, Inc.†(a)	1,428
3,950	Mylan Laboratories, Inc.(a)	55,537
1,300	Myriad Genetics, Inc.†	60,346
200	Nastech Pharmaceutical Co., Inc.†(a)	760
2,450	Nektar Therapeutics†	16,440
1,200	Neurocrine Biosciences, Inc.†	5,448
800	Nighthawk Radiology Holdings, Inc.†	16,840
600	Northstar Neuroscience, Inc.†	5,580
1,900	Novacea, Inc.†	5,662
1,900	Oculus Innovative Sciences, Inc.†(a)	7,790
200	Odyssey HealthCare, Inc.†	2,212
1,950	Omnicare, Inc.	44,480
1,325	Onyx Pharmaceuticals, Inc.†	73,696
1,250	Orexigen Therapeutics, Inc.†(a)	17,813
1,300	Orthofix International NV†	75,361
1,350	OSI Pharmaceuticals, Inc.†(a)	65,488
50	Palomar Medical Technologies, Inc.†	766
1,300	Par Pharmaceutical Cos., Inc.†	31,200
2,050	Patterson Cos., Inc.†	69,598
800	PDI, Inc.†	7,496
1,300	PDL BioPharma, Inc.†	22,776
500	Pediatrix Medical Group, Inc.†	34,075
1,517	PerkinElmer, Inc.	39,472
1,250	Perrigo Co.	43,762
109,911	Pfizer, Inc.	2,498,277
1,400	Pharmaceutical Product Development, Inc.	56,518
1,300	PharmaNet Development Group, Inc.†	50,973
311	PharMerica Corp.†	4,317
1,900	Pozen, Inc.†(a)	22,800
1,300	Progenics Pharmaceuticals, Inc.†	23,491
200	Providence Service Corp.†	5,628
500	PSS World Medical, Inc.†	9,785
850	Psychiatric Solutions, Inc.†	27,625
1,700	Pure Bioscience†(a)	11,883
2,925	Quest Diagnostics, Inc.	154,732
1,300	Quidel Corp.†	25,311
450	Radiation Therapy Services, Inc.†	13,910
1,300	Regeneron Pharmaceuticals, Inc.†	31,395
400	Repros Therapeutics, Inc.†(a)	3,728
600	Res-Care, Inc.†	15,096
800	Resmed, Inc.†	42,024
1,000	Respironics, Inc.†	65,480
100	Rigel Pharmaceuticals, Inc.†	2,539
2,200	Salix Pharmaceuticals, Ltd.†(a)	17,336
1,300	Sangamo Biosciences, Inc.†(a)	17,017
1,200	Savient Pharmaceuticals, Inc.†	27,564
23,625	Schering-Plough Corp.	629,370
1,900	Seattle Genetics, Inc.†	21,660
100	Senomyx, Inc.†	749
2,300	Sepracor, Inc.	60,375
400	Sierra Health Services, Inc.†	16,784
450	Sirona Dental Systems, Inc.†(a)	15,066
700	Sirtris Pharmaceuticals, Inc.†(a)	9,583
700	Skilled Healthcare Group, Inc., Class A†	10,241
2,100	Somaxon Pharmaceuticals, Inc.†	10,941

See Notes to Financial Statements.

45

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Health Care (continued)
5,900	St. Jude Medical, Inc.†	$239,776
650	STERIS Corp.	18,746
5,020	Stryker Corp.	375,094
1,300	Sun Healthcare Group, Inc.†	22,321
1,300	Sunrise Senior Living, Inc.†(a)	39,884
700	Symmetry Medical, Inc.†	12,201
1,600	Synta Pharmaceuticals Corp.†(a)	10,720
900	Techne Corp.†	59,445
400	Telik, Inc.†(a)	1,388
8,726	Tenet Healthcare Corp.†	44,328
850	Theravance, Inc.†	16,575
600	Thermage, Inc.†	3,468
6,309	Thermo Fisher Scientific, Inc.†	363,903
1,300	Thoratec Corp.†	23,647
50	Transcend Services, Inc.†	812
1,300	Trizetto Group, Inc.†	22,581
1,900	Tutogen Medical, Inc.†	19,608
600	United American Healthcare Corp.†(a)	1,536
200	United Therapeutics Corp.†(a)	19,530
20,812	UnitedHealth Group, Inc.	1,211,258
1,300	Universal Health Services, Inc., Class B	66,560
750	Valeant Pharmaceuticals International†	8,978
2,500	Varian Medical Systems, Inc.†	130,400
1,100	VCA Antech, Inc.†	48,653
2,100	Vertex Pharmaceuticals, Inc.†	48,783
1,800	Viropharma, Inc.†	14,292
600	Visicu, Inc.†	7,122
200	Vital Signs, Inc.	10,224
1,350	Warner Chilcott, Ltd., Class A†	23,936
2,000	Waters Corp.†	158,140
1,350	Watson Pharmaceuticals, Inc.†	36,639
1,300	WellCare Health Plans, Inc.†	55,133
9,741	WellPoint, Inc.†	854,578
20,550	Wyeth	908,104
4,350	Zimmer Holdings, Inc.†	287,752
600	Zoll Medical Corp.†	16,032
800	Zymogenetics, Inc.†	9,336

		30,892,568

Industrials — 12.0%
10,450	3M Co.	881,144
1,375	AAON, Inc.	27,252
1,300	ABM Industries, Inc.	26,507
273	ACCO Brands Corp.†	4,379
200	Accuride Corp.	1,572
240	Actuant Corp., Class A	8,162
100	Acuity Brands, Inc.	4,500
1,300	Aecom Technology Corp.†	37,141
1,200	AeroCentury Corp.†	27,840
850	AGCO Corp.†	57,783
700	Aircastle, Ltd.	18,431
1,400	Airtran Holdings, Inc.†	10,024
350	Alexander & Baldwin, Inc.	18,081
150	Alliant Techsystems, Inc.†	17,064
4,875	Allied Waste Industries, Inc.†	53,722
250	Amerco, Inc.	16,420
1,300	American Commercial Lines, Inc.†	21,112
650	American Railcar Industries, Inc.	12,512
1,300	American Reprographics Co.†	21,424
300	American Science & Engineering, Inc.(a)	17,025
650	American Superconductor Corp.†(a)	17,771
50	Ameron International Corp.	4,608
1,050	Ametek, Inc.	49,182

See Notes to Financial Statements.

46

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
300	Ampco-Pittsburgh Corp.	$11,439
3,675	AMR Corp.	51,560
1,300	Amrep Corp.(a)	39,715
200	Angelica Corp.	3,820
200	Applied Signal Technology, Inc.	2,716
300	Armstrong World Industries, Inc.†	12,033
750	Ascent Solar Technologies, Inc.(a)	18,645
1,300	Astec Industries, Inc.†	48,347
1,100	Avery Dennison Corp.	58,454
1,192	Avis Budget Group, Inc.†	15,496
200	Axsys Technologies, Inc.	7,330
1,300	AZZ, Inc.	36,855
1,300	Badger Meter, Inc.	58,435
200	Baker (Michael) Corp.†	8,220
1,300	Baldor Electric Co.	43,758
1,300	Barnes Group, Inc.	43,407
1,400	Basin Water, Inc.†(a)	11,578
1,475	BE Aerospace, Inc.†(a)	78,028
500	Belden, Inc.	22,250
1,000	Blount International, Inc.†	12,310
2,400	BlueLinx Holdings, Inc.(a)	9,432
10,750	Boeing Co.	940,195
550	Brady Corp., Class A(a)	19,300
750	Briggs & Stratton Corp.(a)	16,995
450	Brink’s Co. (The)	26,883
100	BTU International, Inc.†	1,332
650	Builders FirstSource, Inc.†(a)	4,693
5,590	Burlington Northern Santa Fe Corp.	465,256
100	C&D Technologies, Inc.†(a)	661
3,100	C.H. Robinson Worldwide, Inc.	167,772
500	Carlisle Cos., Inc.(a)	18,515
100	Casella Waste Systems, Inc., Class A†	1,304
10,150	Caterpillar, Inc.	736,484
1,300	CBIZ, Inc.†	12,753
400	CDI Corp.	9,704
1,200	Ceco Environmental Corp.†	13,176
1,300	Cenveo, Inc.†	22,711
350	Chart Industries, Inc.†	10,815
686	ChoicePoint, Inc.†	24,984
3,332	Cintas Corp.	112,022
250	CIRCOR International, Inc.	11,590
400	Clarcor, Inc.	15,188
1,325	Clean Harbors, Inc.†	68,502
1,300	Coleman Cable, Inc.†	12,285
400	Columbus McKinnon Corp.†	13,048
900	Comfort Systems USA, Inc.	11,502
300	Commercial Vehicle Group, Inc.†	4,350
100	Competitive Technologies, Inc.†	150
750	COMSYS IT Partners, Inc.†	11,835
1,300	Consolidated Graphics, Inc.†	62,166
2,000	Continental Airlines, Inc., Class B†	44,500
450	Con-way, Inc.	18,693
3,025	Cooper Industries, Ltd., Class A	159,962
700	Copart, Inc.†	29,785
200	Cornell Cos., Inc.†	4,664
1,700	Corrections Corp. of America†	50,167
2,250	Covanta Holding Corp.†	62,235
100	Covenant Transport, Inc., Class A†	672
1,375	CRA International, Inc.†	65,464
300	Crane Co.	12,870
6,400	CSX Corp.	281,472
1,300	Cubic Corp.	50,960
2,000	Cummins, Inc.	254,740
300	Curtiss-Wright Corp.	15,060

See Notes to Financial Statements.

47

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
3,468	Danaher Corp.	$304,282
6,700	Deere & Co.	623,904
3,825	Delta Air Lines, Inc.†	56,954
850	Deluxe Corp.	27,956
1,200	Diamond Management & Technology Consultants, Inc.	8,724
1,200	Document Security Systems, Inc.†(a)	7,788
1,300	Dollar Thrifty Automotive Group†	30,784
900	Donaldson Co., Inc.	41,742
3,650	Dover Corp.	168,228
478	DRS Technologies, Inc.	25,941
1,300	Duff & Phelps Corp., Class A†	25,584
1,425	Dun & Bradstreet Corp.	126,298
400	Dynamic Materials Corp.	23,560
1,200	Eagle Bulk Shipping, Inc.	31,860
2,900	Eaton Corp.	281,155
1,300	EMCOR Group, Inc.†	30,719
12,300	Emerson Electric Co.	696,918
2,200	Empire Resources, Inc.(a)	10,054
650	Encore Wire Corp.	10,348
1,300	EnerSys†	32,448
50	Ennis, Inc.	900
50	EnPro Industries, Inc.†	1,533
3,875	Equifax, Inc.	140,895
3,225	Evergreen Solar, Inc.†(a)	55,696
3,625	Expeditors International Washington, Inc.	161,965
400	Exponent, Inc.†	10,816
100	ExpressJet Holdings, Inc.†	248
1,850	Fastenal Co.(a)	74,777
800	Federal Signal Corp.	8,976
4,932	FedEx Corp.	439,786
750	First Advantage Corp., Class A†(a)	12,352
200	Flanders Corp.†	1,124
100	Flow International Corp.†	932
500	Flowserve Corp.	48,100
2,000	Fluor Corp.	291,440
1,100	Force Protection, Inc.†(a)	5,148
1,300	Foster (L.B.) Co., Class A†	67,249
1,625	Foster Wheeler, Ltd.†	251,908
350	Franklin Electric Co., Inc.(a)	13,394
1,300	FreightCar America, Inc.	45,500
600	Frontier Airlines Holdings, Inc.†	3,156
100	Frozen Food Express Industries	590
1,325	FTI Consulting, Inc.†	81,673
1,300	Fuel Tech, Inc.†(a)	29,445
1,500	FuelCell Energy, Inc.†	14,880
1,300	Furmanite Corp.†	15,340
350	G&K Services, Inc., Class A	13,132
550	Gardner Denver, Inc.†	18,150
200	GATX Corp.	7,336
300	Gehl Co.†	4,812
1,300	GenCorp., Inc.†	15,158
1,425	General Cable Corp.†	104,424
4,790	General Dynamics Corp.	426,262
164,496	General Electric Co.	6,097,867
1,300	Geo Group, Inc. (The)†	36,400
1,300	Gibraltar Industries, Inc.	20,046
1,300	Goodman Global, Inc.†	31,902
3,425	Goodrich Corp.(a)	241,839
1,625	Gorman-Rupp Co. (The)	50,700
487	Graco, Inc.	18,146
1,650	GrafTech International, Ltd.†	29,288
550	Greenbrier Cos., Inc.	12,243
1,350	Griffon Corp.†	16,808
1,350	Hardinge, Inc.	22,653
1,800	Harsco Corp.	115,326
375	Healthcare Services Group	7,942

See Notes to Financial Statements.

48

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
1,733	Heartland Express, Inc.(a)	$24,574
1,450	Heidrick & Struggles International, Inc.	53,810
200	Herley Industries, Inc.†	2,750
650	Herman Miller, Inc.	21,054
2,750	Hertz Global Holdings, Inc.†(a)	43,698
1,050	Hexcel Corp.†	25,494
1,300	Hill International, Inc.†	18,421
1,400	Hi-Shear Technology Corp.	17,122
1,500	Hoku Scientific, Inc.†(a)	17,100
12,275	Honeywell International, Inc.	755,772
550	Horizon Lines, Inc., Class A(a)	10,252
400	Hubbell, Inc., Class B	20,640
400	Hurco Cos., Inc.†	17,460
100	Huron Consulting Group, Inc.†	8,063
1,300	ICT Group, Inc.†	15,535
675	IDEX Corp.	24,388
250	IHS, Inc., Class A†	15,140
250	II-VI, Inc.†	7,638
1,650	IKON Office Solutions, Inc.(a)	21,483
7,016	Illinois Tool Works, Inc.(a)	375,637
50	Imperial Industries, Inc.†	202
3,150	Industrial Services of America, Inc.(a)	23,720
5,850	Ingersoll-Rand Co., Ltd., Class A	271,850
100	Innovative Solutions & Support, Inc.†(a)	969
1,300	Interface, Inc., Class A	21,216
2,050	International Shipholding Corp.†	44,690
400	Intersections, Inc.†	3,332
100	Ionatron, Inc.†(a)	286
2,500	ITT Corp.	165,100
2,875	J.B. Hunt Transport Services, Inc.	79,206
1,800	Jacobs Engineering Group, Inc.†	172,098
2,625	JetBlue Airways Corp.†(a)	15,488
1,775	Joy Global, Inc.	116,830
50	Kadant, Inc.†	1,484
923	Kansas City Southern†(a)	31,687
2,550	KBR, Inc.†	98,940
400	Kelly Services, Inc., Class A	7,464
1,300	Kenexa Corp.†	25,246
1,000	Kennametal, Inc.	37,860
1,150	Kforce, Inc.†	11,212
1,200	Kimball International, Inc., Class B	16,440
850	Kirby Corp.†	39,508
387	Knight Transportation, Inc.(a)	5,731
7,000	Kreisler Manufacturing Corp.†	99,400
2,325	L-3 Communications Holdings, Inc.	246,310
100	LaBarge, Inc.†	1,438
1,300	Ladish Co., Inc.†	56,147
850	Landstar System, Inc.	35,828
500	Learning Tree International, Inc.†	11,480
100	LECG Corp.†	1,506
650	Lennox International, Inc.	26,923
1,300	Lindsay Corp.(a)	91,897
5,700	Lockheed Martin Corp.	599,982
700	LSI Industries, Inc.	12,740
200	Macquarie Infrastructure Co., LLC	8,106
1,400	Manitowoc Co., Inc. (The)	68,362
1,928	Manpower, Inc.	109,703
100	Marten Transport, Ltd.†	1,395

See Notes to Financial Statements.

49

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
6,050	Masco Corp.	$130,740
3,275	McDermott International, Inc.†	193,323
1,300	McGrath Rentcorp	33,475
600	Meadow Valley Corp.†	7,638
1,200	Medis Technologies, Ltd.†(a)	18,516
1,800	Mesa Air Group, Inc.†	5,562
1,150	Metalico, Inc.†	12,466
1,300	MFRI, Inc.†	13,871
1,300	Mobile Mini, Inc.†	24,102
1,650	Monster Worldwide, Inc.†	53,460
300	MSC Industrial Direct Co., Class A	12,141
1,800	Mueller Water Products, Inc., Class B	17,946
100	NAACO Industries, Inc., Class A	9,969
1,900	Navigant Consulting, Inc.†	25,973
6,850	Norfolk Southern Corp.	345,514
900	North American Galvanizing & Coating, Inc.†	5,463
5,700	Northrop Grumman Corp.	448,248
3,100	Northwest Airlines Corp.†	44,981
200	Northwest Pipe Co.†	7,828
1,300	Old Dominion Freight Line, Inc.†	30,043
100	On Assignment, Inc.†	701
1,400	Orbital Sciences Corp.†	34,328
800	Oshkosh Truck Corp.(a)	37,808
950	Owens Corning, Inc.†(a)	19,209
6,505	Paccar, Inc.	354,392
1,950	Pall Corp.	78,624
2,793	Parker Hannifin Corp.	210,341
1,300	Pentair, Inc.	45,253
1,200	PeopleSupport, Inc.†	16,416
823	PHH Corp.†	14,518
600	Pike Electric Corp.†	10,056
3,825	Pitney Bowes, Inc.(a)	145,503
200	Portec Rail Products, Inc.	2,196
1,300	Powell Industries, Inc.†	57,291
700	Power-One, Inc.†	2,793
1,650	PowerSecure International, Inc.†(a)	22,275
1,900	Precision Castparts Corp.	263,530
1,220	PRG-Schultz International, Inc.†	10,455
2,450	Quanta Services, Inc.†	64,288
4,850	R.R. Donnelley & Sons Co.	183,039
300	Raven Industries, Inc.	11,517
6,550	Raytheon Co.	397,585
2,875	Republic Services, Inc.	90,131
200	Resources Connection, Inc.	3,632
150	Robbins & Myers, Inc.	11,344
3,200	Robert Half International, Inc.	86,528
2,500	Rockwell Automation, Inc.	172,400
2,825	Rockwell Collins, Inc.	203,315
1,150	Roper Industries, Inc.	71,921
700	RSC Holdings, Inc.†(a)	8,785
75	Rush Enterprises, Inc., Class A†	1,364
400	Ryder System, Inc.	18,804
1,350	Saia, Inc.†	17,955
600	Schawk, Inc.	9,312
1,700	Shaw Group, Inc. (The)†	102,748
1,300	Sifco Industries, Inc.†	21,879
2,400	Simclar, Inc.†(a)	11,496
50	Simpson Manufacturing Co., Inc.(a)	1,330
700	SIRVA, Inc.†	70
1,450	SkyWest, Inc.	38,933
400	Smith (A.O.) Corp.	14,020
11,768	Southwest Airlines Co.	143,570
1,500	Spherion Corp.†	10,920
900	Spire Corp.†	21,285

See Notes to Financial Statements.

50

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
1,600	Spirit Aerosystems Holdings, Inc., Class A†	$55,200
484	SPX Corp.	49,779
50	Standard Parking Corp.†	2,424
1,350	Standard Register Co. (The)	15,741
50	Standex International Corp.	872
1,600	Steelcase, Inc., Class A	25,392
1,775	Stericycle, Inc.†	105,435
1,375	Sun Hydraulics, Corp.	34,691
450	Superior Essex, Inc.†	10,800
100	Sypris Solutions, Inc.	610
1,300	TAL International Group, Inc.	29,601
700	Taser International, Inc.†	10,073
200	TBS International, Ltd., Class A†	6,612
1,300	Team, Inc.†	47,554
1,300	Tecumseh Products Co., Class A†	30,433
250	Tennant Co.	11,072
1,900	Terex Corp.†	124,583
443	Tetra Tech, Inc.†	9,524
1,300	Textainer Group Holdings, Ltd.	18,889
3,700	Textron, Inc.	263,810
1,575	Thomas & Betts Corp.†	77,238
600	Thomas Group, Inc.	4,458
800	Timken Co.	26,280
250	Titan International, Inc.	7,815
300	Toro Co.	16,332
2,325	Trane, Inc.	108,601
100	TRC Cos., Inc.†	800
750	Tredegar Corp.	12,060
300	Trex Co., Inc.†(a)	2,553
600	Trimas Corp.†	6,354
800	Trinity Industries, Inc.(a)	22,208
4,925	TRM Corp.†	2,214
1,300	Trueblue, Inc.†	18,824
1,500	TurboChef Technologies, Inc.†(a)	24,750
1,300	Twin Disc, Inc.	92,001
9,112	Tyco International, Ltd.	361,291
2,125	UAL Corp.†	75,778
1,300	UAP Holding Corp.	50,180
200	Ultralife Batteries, Inc.†	4,030
3,800	Union Pacific Corp.	477,356
11,250	United Parcel Service, Inc., Class B	795,600
600	United Rentals, Inc.†	11,016
150	United Stationers, Inc.†	6,932
14,244	United Technologies Corp.	1,090,236
400	Universal Forest Products, Inc.	11,784
850	URS Corp.†	46,180
1,491	US Airways Group, Inc.†(a)	21,933
1,200	US Home Systems, Inc.†	6,420
1,800	USG Corp.†(a)	64,422
1,300	UTEK Corp.(a)	17,160
900	UTi Worldwide, Inc.	17,640
400	Viad Corp.	12,632
800	Vicor Corp.	12,472
450	Volt Information Sciences, Inc.†	8,217
1,800	W.W. Grainger, Inc.	157,536
50	Wabash National Corp.	384
300	Wabtec Corp.	10,332
300	Walter Industries, Inc.	10,779
1,575	Waste Connections, Inc.†	48,668
1,300	Waste Industries USA, Inc.	47,190
7,600	Waste Management, Inc.	248,292
1,300	Watson Wyatt Worldwide, Inc., Class A	60,333
250	Werner Enterprises, Inc.	4,258
1,300	WESCO International, Inc.†	51,532
See Notes to Financial Statements.

51

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Industrials (continued)
2,000	Xerium Technologies, Inc.	$10,400
950	YRC Worldwide, Inc.†(a)	16,236

		31,024,131

Information Technology — 16.4%
1,300	Acacia Research-Acacia Technologies†	11,674
9,200	Accenture, Ltd., Class A	331,476
200	Access Integrated Technologies, Inc., Class A†(a)	894
1,450	ACI Worldwide, Inc.†	27,608
100	Actel Corp.†	1,366
4,419	Activision, Inc.†	131,244
750	Acxiom Corp.	8,797
1,881	ADC Telecommunications, Inc.†(a)	29,250
1,600	ADDvantage Technologies Group†	9,872
10,034	Adobe Systems, Inc.†	428,753
700	Adtran, Inc.	14,966
1,500	Advanced Analogic Technologies, Inc.†	16,920
700	Advanced Energy Industries, Inc.†	9,156
8,750	Advanced Micro Devices, Inc.(a)	65,625
250	Advent Software, Inc.†	13,525
900	Affiliated Computer Services, Inc., Class A†	40,590
7,946	Agilent Technologies, Inc.†	291,936
500	Agilysys, Inc.	7,560
2,259	Akamai Technologies, Inc.†	78,161
650	Alliance Data Systems Corp.†(a)	48,744
6,850	Altera Corp.	132,342
100	American Technology Corp.	253
2,200	AMIS Holdings, Inc.†	22,044
2,150	Amkor Technology, Inc.†	18,340
3,425	Amphenol Corp., Class A	158,817
1,300	ANADIGICS, Inc.†	15,041
6,250	Analog Devices, Inc.	198,125
200	Anaren, Inc.†	3,298
1,300	Ansoft Corp.†	33,605
700	Answers Corp.†(a)	4,760
1,775	Ansys, Inc.†	73,592
14,300	Apple, Inc.†	2,832,544
23,983	Applied Materials, Inc.	425,938
1,000	Ariba, Inc.†	11,150
1,656	Arris Group, Inc.†(a)	16,529
1,450	Arrow Electronics, Inc.†	56,956
700	Aspen Technology, Inc.†	11,354
100	Astea International, Inc.	560
400	Atheros Communications, Inc.†	12,216
6,550	Atmel Corp.	28,296
3,800	Autodesk, Inc.†	189,088
8,375	Automatic Data Processing, Inc.	372,939
1,200	Avici Systems, Inc.	9,516
1,300	Avid Technology, Inc.†	36,842
1,825	Avnet, Inc.†	63,820
350	Avocent Corp.†	8,158
1,300	AVX Corp.	17,446
789	Axcelis Technologies, Inc.†	3,629
300	Bankrate, Inc.†(a)	14,427
6,225	BEA Systems, Inc.†	98,230
2,600	BearingPoint, Inc.†(a)	7,358
300	Bel Fuse, Inc., Class B	8,781
100	Bell Microproducts, Inc.†	601
650	Benchmark Electronics, Inc.†	11,524
1,150	BigBand Networks, Inc.†	5,911
600	Bitstream, Inc., Class A	3,840
1,300	Blackbaud, Inc.	36,452
1,300	BladeLogic, Inc.†	38,441
1,700	Blue Coat Systems, Inc.†	55,879

See Notes to Financial Statements.

52

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
3,042	BMC Software, Inc.†	$108,417
600	Brightpoint, Inc.†	9,216
6,865	Broadcom Corp., Class A†	179,451
3,450	Broadridge Financial Solutions, Inc.	77,384
6,350	Brocade Communications Systems, Inc.†	46,609
606	Brooks Automation, Inc.†	8,005
6,022	CA, Inc.	150,249
3,902	Cadence Design Systems, Inc.†	66,373
1,200	Callidus Software, Inc.†	6,204
50	Carrier Access Corp.†	120
200	Cascade Microtech, Inc.†	2,036
1,400	Catapult Communications Corp.†	10,570
1,400	Ciber, Inc.†	8,554
1,897	Ciena Corp.†(a)	64,707
1,900	Cirrus Logic, Inc.†	10,032
96,823	Cisco Systems, Inc.†	2,620,999
2,625	Citrix Systems, Inc.†	99,776
2,187	CNET Networks, Inc.†	19,989
900	Cogent, Inc.†(a)	10,035
1,300	Cognex Corp.	26,195
3,925	Cognizant Technology Solutions Corp., Class A†	133,214
791	CommScope, Inc.†	38,932
3,280	Computer Sciences Corp.†	162,262
4,825	Compuware Corp.†	42,846
400	comScore, Inc.†	13,052
100	Comtech Telecommunications Corp.†	5,401
1,300	Concur Technologies, Inc.†	47,073
2,800	Convergys Corp.†	46,088
25,069	Corning, Inc.	601,405
600	Cray, Inc.†	3,594
700	Cree, Inc.†(a)	19,229
1,450	CSG Systems International, Inc.†	21,344
100	CTS Corp.	993
1,509	Cybersource Corp.†	26,815
3,025	Cypress Semiconductor Corp.†	108,991
400	Data Domain, Inc.†(a)	10,536
600	Datalink Corp.†	2,214
32,750	Dell, Inc.†	802,702
550	Diebold, Inc.	15,939
600	Digi International, Inc.†	8,514
600	Ditech Networks, Inc.†	2,082
1,300	Dolby Laboratories, Inc., Class A†	64,636
1,425	DST Systems, Inc.†	117,634
1,500	DTS, Inc.†	38,355
700	Eagle Test Systems, Inc.†	8,946
1,521	Earthlink, Inc.†	10,753
18,550	eBay, Inc.†	615,674
650	Echelon Corp.†	13,416
100	EFJ, Inc.†	274
600	Electro Scientific Industries, Inc.†	11,910
5,450	Electronic Arts, Inc.†	318,334
1,200	Electronic Clearing House, Inc.†	19,932
7,750	Electronic Data Systems Corp.	160,658
450	Electronics for Imaging†	10,116
33,629	EMC Corp.†	623,145
1,500	Emcore Corp.†(a)	22,950
1,850	Emulex Corp.†	30,192
1,200	En Pointe Technologies, Inc.†	2,832
100	EndWave Corp.†	727
1,300	EnerNOC, Inc.†(a)	63,830
1,336	Entegris, Inc.†	11,530
900	Epicor Software Corp.†	10,602
425	EPIQ Systems, Inc.†	7,399
1,900	eSpeed, Inc., Class A†	21,470

See Notes to Financial Statements.

53

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
1,300	Euronet Worldwide, Inc.†(a)	$39,000
1,500	Exar Corp.†	11,955
200	Extreme Networks†	708
900	F5 Networks, Inc.†	25,668
450	Factset Research Systems, Inc.	25,065
1,444	Fair Isaac Corp.	46,425
1,350	Fairchild Semiconductor International, Inc.†	19,480
1,300	FalconStor Software, Inc.†	14,638
200	FARO Technologies, Inc.†	5,436
3,518	Fidelity National Information Services, Inc.	146,314
2,128	Fiserv, Inc.†	118,083
1,500	Flir Systems, Inc.†	46,950
350	Formfactor, Inc.†	11,585
2,600	Foundry Networks, Inc.†	45,552
1,700	Gartner, Inc.†	29,852
200	Genesis Microchip, Inc.†	1,714
1,300	Genpact, Ltd.†	19,799
1,650	Gevity HR, Inc.	12,688
1,750	Global Cash Access Holdings, Inc.†	10,605
850	Global Payments, Inc.	39,542
1,200	Globecomm Systems, Inc.†	14,040
1,900	Glu Mobile, Inc.†	9,918
3,200	Google, Inc., Class A†	2,212,736
800	Harmonic, Inc.†	8,384
1,925	Harris Corp.	120,659
1,300	Harris Stratex Networks, Inc., Class A†	21,710
450	Heartland Payment Systems, Inc.	12,060
1,270	Hewitt Associates, Inc., Class A†	48,628
41,577	Hewlett-Packard Co.	2,098,807
350	Hittite Microwave Corp.†	16,716
1,400	Hutchinson Technology, Inc.†	36,848
1,500	Hypercom Corp.†	7,470
1,800	Ibasis, Inc.	9,234
100	ID Systems, Inc.†	1,246
50	Ikanos Communications, Inc.	269
200	Imergent, Inc.(a)	2,118
600	Infinera Corp.†	8,904
3,475	Informatica Corp.†	62,620
750	Infospace, Inc.	14,100
900	infoUSA, Inc.	8,037
3,600	Ingram Micro, Inc., Class A†	64,944
1,300	Insight Enterprises, Inc.†	23,712
3,060	Integrated Device Technology, Inc.†	34,609
92,516	Intel Corp.	2,466,477
550	Interactive Intelligence, Inc.†	14,492
300	InterDigital, Inc.†(a)	6,999
200	Intermec, Inc.†(a)	4,062
871	Internap Network Services Corp.†	7,255
21,620	International Business Machines Corp.	2,337,122
850	International Rectifier Corp.†(a)	28,874
600	Internet Capital Group, Inc.†	7,044
600	Interphase Corp.†	6,192
1,850	Intersil Corp., Class A	45,288
1,300	Interwoven, Inc.†	18,486
4,425	Intuit, Inc.†	139,874
1,300	Inx, Inc.†	13,585
1,300	IPG Photonics Corp.†	25,987
2,650	Iron Mountain, Inc.†	98,103
1,200	Isilon Systems, Inc.†(a)	6,096
900	Ixia†	8,532
800	IXYS Corp.†	6,416
450	j2 Global Communications, Inc.†	9,526
2,900	Jabil Circuit, Inc	44,283
1,350	Jack Henry & Associates, Inc.	32,859

See Notes to Financial Statements.

54

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
550	JDA Software Group, Inc.†	$11,253
3,403	JDS Uniphase Corp.†	45,260
8,765	Juniper Networks, Inc.†	290,998
300	Jupitermedia Corp.†	1,146
100	Keithley Instruments, Inc.	968
2,700	Kemet Corp.†	17,901
600	KEY Tronic Corp.†	2,502
100	Keynote Systems, Inc.†	1,405
3,325	Kla-Tencor Corp.	160,132
1,300	Knot, Inc. (The)†	20,722
400	Kulicke & Soffa Industries, Inc.†	2,744
1,073	L-1 Identity Solutions, Inc.†	19,260
2,425	Lam Research Corp.†	104,833
600	LaserCard Corp.†	6,360
700	Lattice Semiconductor Corp.†	2,275
2,250	Lawson Software, Inc.†	23,040
200	Leadis Technologies, Inc.†	572
100	LeCroy Corp.†	961
1,875	Lexmark International, Inc., Class A†	65,362
1,900	Limelight Networks, Inc.†	13,091
3,525	Linear Technology Corp.	112,201
1,950	Liquidity Services, Inc.†	25,155
400	Littelfuse, Inc.†	13,184
193	Local.com Corp.†(a)	928
200	LoJack Corp.†	3,362
1,200	LoopNet, Inc.†(a)	16,860
300	Loral Space & Communications, Inc.†	10,275
13,360	LSI Corp.†(a)	70,942
600	Lumera Corp.†(a)	1,566
1,500	Macrovision Corp.†	27,495
1,550	Magma Design Automation, Inc.†	18,926
100	Majesco Entertainment Co.†	135
600	MakeMusic, Inc.†	6,000
1,300	Manhattan Associates, Inc.†	34,268
300	Mantech International Corp., Class A†	13,146
1,700	Marchex, Inc., Class B(a)	18,462
7,850	Marvell Technology Group, Ltd.†(a)	109,743
575	Mastercard, Inc., Class A	123,740
400	Mattson Technology, Inc.†	3,424
5,490	Maxim Integrated Products, Inc.	145,375
2,550	McAfee, Inc.†	95,625
200	Measurement Specialties, Inc.†	4,420
3,875	MEMC Electronic Materials, Inc.†	342,899
1,750	Mentor Graphics Corp.†	18,865
100	Mercury Computer Systems, Inc.†	1,611
1,000	Merix Corp.†	4,650
1,202	Metavante Technologies, Inc.†	28,031
900	Methode Electronics, Inc.	14,796
2,100	Micrel, Inc.	17,745
3,537	Microchip Technology, Inc.	111,133
12,602	Micron Technology, Inc.†	91,364
1,400	Micronetics, Inc.†	11,858
650	Microsemi Corp.†	14,391
132,440	Microsoft Corp.	4,714,864
200	MicroStrategy, Inc., Class A†	19,020
900	Midway Games, Inc.†(a)	2,484
1,200	MIPS Technologies, Inc.†	5,952
1,300	MKS Instruments, Inc.†	24,882
100	Mobility Electronics, Inc.†	155
200	Moldflow Corp.†	3,222
2,175	Molex, Inc.	59,378
1,300	MoneyGram International, Inc.(a)	19,981
600	Monolithic Power Systems, Inc.†	12,882
600	MoSys, Inc.†	2,910

See Notes to Financial Statements.

55

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
37,616	Motorola, Inc.	$603,361
4	Move, Inc.†	10
1,650	MPS Group, Inc.†	18,051
350	MTS Systems Corp	14,934
1,460	Multi-Fineline Electronix, Inc.†	25,316
200	Nanometrics, Inc.†	1,972
900	Napco Security Systems, Inc.†	5,625
1,475	National Instruments Corp.	49,162
4,225	National Semiconductor Corp.	95,654
1,200	NaviSite, Inc.†	6,072
992	NAVTEQ Corp.†	74,995
2,625	NCR Corp.	65,888
100	Neomagic Corp†	311
1,200	NetList, Inc.†	2,640
400	Netlogic Microsystems, Inc.†	12,880
200	Netscout Systems, Inc.†	2,554
5,750	Network Appliance, Inc.†	143,520
1,200	Network Equipment Technologies, Inc.†	10,104
750	NeuStar, Inc., Class A†	21,510
1,200	Newport Corp.†	15,348
100	NMS Communications Corp.†	162
550	Novatel Wireless, Inc.†	8,910
5,059	Novell, Inc.†	34,755
1,423	Novellus Systems, Inc.†	39,232
2,450	Nuance Communications, Inc.†(a)	45,766
100	NVE Corp.†(a)	2,460
8,375	NVIDIA Corp.†(a)	284,917
600	Occam Networks, Inc.†(a)	2,136
500	Omnivision Technologies, Inc.†	7,825
5,875	ON Semiconductor Corp.†(a)	52,170
100	Online Resources Corp.†	1,192
811	Openwave Systems, Inc.	2,109
100	Opnet Technologies, Inc.†	906
1,150	OpNext, Inc.†	10,178
700	Optelecom-NKF, Inc.†	5,320
62,330	Oracle Corp.†	1,407,411
200	OSI Systems, Inc.†	5,294
100	Overland Storage, Inc.†	147
1,480	Palm, Inc.(a)	9,383
100	PAR Technology Corp.†	771
1,240	Parametric Technology Corp.†	22,134
1,300	Park Electrochemical Corp.	36,712
200	Parkervision, Inc.†(a)	3,164
4,750	Paychex, Inc.	172,045
1,150	Pegasystems, Inc.	13,720
100	Pericom Semiconductor Corp.†	1,870
1,950	Perot Systems Corp., Class A†	26,325
41	PFSweb, Inc.†	52
100	Phoenix Technologies, Ltd.†	1,288
100	Photon Dynamics, Inc.†	830
600	Photronics, Inc.†	7,482
100	Pixelworks, Inc.†	76
100	Planar Systems, Inc.†	640
350	Plantronics, Inc.	9,100
100	PLATO Learning, Inc.†	397
350	Plexus Corp.†	9,191
100	PLX Technology, Inc.†	930
4,825	PMC - Sierra, Inc.†	31,556
950	Polycom, Inc.†	26,391
2,880	Powerwave Technologies, Inc.†(a)	11,606
1,300	Progress Software Corp.†	43,784
1,400	QAD, Inc.	13,076
2,350	QLogic Corp.†	33,370
26,875	QUALCOMM, Inc	1,057,531
350	Quality Systems, Inc.(a)	10,672
1,300	Quest Software, Inc.†	23,972

See Notes to Financial Statements.

56

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
100	Radiant Systems, Inc.†	$1,723
1,200	Radyne Corp.†	11,040
1,500	Rambus, Inc.†	31,410
1,526	RealNetworks, Inc.†	9,293
2,490	Red Hat, Inc.†	51,892
600	Relm Wireless Corp.	1,890
89	REMEC, Inc.	93
600	Renaissance Learning, Inc.(a)	8,400
9,427	RF Micro Devices, Inc.†(a)	53,828
1,200	RightNow Technologies, Inc.†	19,020
1,300	Riverbed Technology, Inc.†	34,762
250	Rogers Corp.†	10,842
340	Rudolph Technologies, Inc.†	3,849
1,400	S1 Corp.†	10,220
3,725	SAIC, Inc.†	74,947
2,000	Salesforce.com, Inc.†	125,380
4,025	SanDisk Corp.†	133,509
3,201	Sanmina-SCI Corp.†	5,826
1,150	Sapient Corp.†	10,132
8,059	Seagate Technology	205,504
1,500	Secure Computing Corp.†	14,400
100	Semitool, Inc.†	868
1,000	Semtech Corp.†	15,520
1,400	Sento Corp.†	98
1,300	ShoreTel, Inc.†	18,161
1,350	SI International, Inc.†	37,084
400	Sigma Designs, Inc.†(a)	22,080
100	Sigmatel, Inc.†	211
3,100	Silicon Image, Inc.†	14,012
850	Silicon Laboratories, Inc.†	31,816
100	Silicon Storage Technology, Inc.†	299
2,100	Simulations Plus, Inc.†	7,980
350	SiRF Technology Holdings, Inc.†(a)	8,796
5,407	Skyworks Solutions, Inc.†	45,960
2,200	Smart Modular Technologies WWH, Inc.†	22,396
300	Smith Micro Software, Inc.†(a)	2,541
1,200	Sonic Solutions, Inc.†	12,468
1,900	SonicWALL, Inc.†	20,368
4,125	Sonus Networks, Inc.†	24,049
2,000	Spansion, Inc., Class A†	7,860
1,350	SPSS, Inc.†	48,478
200	SRA International, Inc., Class A†	5,890
200	Staktek Holdings, Inc.†	386
500	Starent Networks Corp.†	9,125
2,700	STEC, Inc.†	23,598
1,300	Stratasys, Inc.†	33,592
14,100	Sun Microsystems, Inc.†	255,633
950	Sybase, Inc.†	24,786
550	SYKES Enterprises, Inc.†	9,900
14,333	Symantec Corp.†	231,335
100	Symmetricom, Inc.†	471
1,350	SYNNEX Corp.†	26,460
2,917	Synopsys, Inc.†	75,638
1,300	Syntel, Inc.	50,076
1,150	Take-Two Interactive Software, Inc.†(a)	21,218
550	Taleo Corp., Class A†	16,379
850	Tech Data Corp.†	32,062
1,300	TechTarget, Inc.†	19,214
800	Tekelec†	10,000
6,404	Tellabs, Inc.†	41,882
3,900	Teradata Corp.†	106,899
5,125	Teradyne, Inc.†	52,992
1,200	Terremark Worldwide, Inc.†(a)	7,800
1,900	Tessco Technologies, Inc.†	34,314
400	Tessera Technologies, Inc.†	16,640
22,672	Texas Instruments, Inc.	757,245
1,600	THQ, Inc.†	45,104
3,225	TIBCO Software, Inc.†	26,026

See Notes to Financial Statements.

57

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Information Technology (continued)
200	TNS, Inc.	$3,550
650	Trident Microsystems, Inc.†	4,264
1,667	Trimble Navigation, Ltd.†	50,410
3,100	Trio-Tech International†	28,365
2,400	Triquint Semiconductor, Inc.†	15,912
100	TRX, Inc.†	119
1,700	TTM Technologies, Inc.†	19,822
7,737	Tyco Electronics, Ltd.	287,275
1,000	Tyler Technologies, Inc.†	12,890
1,300	Ultimate Software Group, Inc.†	40,911
700	Unica Corp.†	6,475
7,070	Unisys Corp.†	33,441
2,000	United Online, Inc.	23,640
700	Universal Display Corp.†(a)	14,469
200	Utstarcom, Inc.†(a)	550
2,005	Valueclick, Inc.†	43,910
850	Varian Semiconductor Equipment Associates, Inc.†	31,450
450	Vasco Data Security International, Inc.†	12,564
850	VeriFone Holdings, Inc.†(a)	19,762
3,916	VeriSign, Inc.†	147,281
1,200	Versant Corp.†	34,908
3,225	Vicon Industries, Inc.†	30,960
550	Vignette Corp.†	8,036
200	Virage Logic Corp.†	1,670
2,706	Vishay Intertechnology, Inc.†	30,875
300	Visual Sciences, Inc.†	5,544
700	Vocus, Inc.†	24,171
300	Volterra Semiconductor Corp.†(a)	3,309
250	WebMD Health Corp., Class A†(a)	10,268
1,400	Websense, Inc.†	23,772
200	Website Pros, Inc.†	2,322
3,025	Western Digital Corp.†	91,385
11,504	Western Union Co. (The)	279,317
600	Wind River Systems, Inc.†	5,358
1,200	Wireless Ronin Technologies, Inc.†	3,480
200	Wireless Xcessories Group†	308
100	WPCS International, Inc.†	946
650	Wright Express Corp.†	23,068
15,400	Xerox Corp.	249,326
5,275	Xilinx, Inc.	115,364
1,300	X-Rite, Inc.†	15,106
20,500	Yahoo!, Inc.†	476,830
725	Zebra Technologies Corp., Class A†	25,158
1,300	Zoran Corp.†	29,263
1,000	Zygo Corp.†	12,460

		42,478,490

Materials — 3.9%
1,326	AbitibiBowater, Inc.(a)	27,329
3,850	Air Products & Chemicals, Inc.	379,726
1,120	Airgas, Inc.	58,363
2,375	AK Steel Holding Corp.†	109,820
1,000	Albemarle Corp.	41,250
13,648	Alcoa, Inc.	498,834
1,350	Allegheny Technologies, Inc.	116,640
400	AMCOL International Corp.	14,412
1,400	American Vanguard Corp.	24,290
750	Aptargroup, Inc.	30,682
50	Arch Chemicals, Inc.	1,838
1,350	Ashland, Inc.	64,031
3,000	Ball Corp.	135,000
1,350	Bemis Co., Inc.	36,963
1,300	Buckeye Technologies, Inc.†	16,250
1,400	Cabot Corp.	46,676
500	Castle (A.M.) & Co.	13,595
2,000	Celanese Corp., Series A	84,640
1,200	CF Industries Holdings, Inc.	132,072

See Notes to Financial Statements.

58

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Materials (continued)
4,370	Chemtura Corp.	$34,086
1,200	China Precision Steel, Inc.†(a)	7,320
200	Cleveland-Cliffs, Inc.	20,160
1,300	Commercial Metals Co.	38,285
2,800	Core Molding Technologies, Inc.†	19,796
2,000	Crown Holdings, Inc.†	51,300
1,300	Cytec Industries, Inc.	80,054
1,300	Deltic Timber Corp.	66,937
7,400	Domtar Corp.†	56,906
15,811	Dow Chemical Co. (The)	623,270
15,000	Du Pont (E.I.) de Nemours & Co.	661,350
1,200	Eagle Materials, Inc.	42,576
1,900	Eastman Chemical Co.	116,071
3,200	Ecolab, Inc.	163,872
400	Esmark, Inc.†	5,652
1,300	Ferro Corp.	26,949
1,300	FMC Corp.	70,915
6,551	Freeport-McMoRan Copper & Gold, Inc.	671,084
1,400	Friedman Industries	8,890
800	Glatfelter	12,248
400	H.B. Fuller Co	8,980
50	Haynes International, Inc.†	3,475
1,300	Headwaters, Inc.†(a)	15,262
4,200	Hecla Mining Co.†	39,270
2,300	Hercules, Inc.	44,505
1,300	Horsehead Holding Corp.†	22,061
1,250	Huntsman Corp.	32,125
2,350	ICO, Inc.†	30,174
1,000	International Flavors & Fragrances, Inc.	48,130
7,242	International Paper Co.	234,496
672	Kronos Worldwide, Inc.	11,726
2,300	Louisiana-Pacific Corp.	31,464
1,350	LSB Industries, Inc.†	38,097
850	Lubrizol Corp.	46,036
1,300	Martin Marietta Materials, Inc.(a)	172,380
1,976	MeadWestvaco Corp.	61,849
1,100	Meridian Gold, Inc.†	39,050
9,080	Monsanto Co.	1,014,145
2,800	Mosaic Co. (The)†	264,152
700	Myers Industries, Inc.	10,129
2,600	Nalco Holding Co.	62,868
900	Nanophase Technologies Corp.†	3,420
250	NewMarket Corp.	13,922
6,400	Newmont Mining Corp.	312,512
1,200	NL Industries	13,716
4,070	Nucor Corp.	241,025
1,670	Olin Corp.	32,281
550	Olympic Steel, Inc.	17,440
1,875	Owens-Illinois, Inc.†	92,813
1,050	Packaging Corp. of America	29,610
1,450	Pactiv Corp.†	38,614
3,100	PPG Industries, Inc.	217,713
4,550	Praxair, Inc.	403,630
950	Reliance Steel & Aluminum Co.	51,490
2,458	Rohm & Haas Co.	130,446
400	Royal Gold, Inc.(a)	12,208
1,300	RPM International, Inc.	26,390
400	Schulman (A.), Inc.	8,620
650	Scotts Miracle-Gro Co. (The), Class A	24,323
2,100	Sealed Air Corp.	48,594
1,300	Sensient Technologies Corp.	36,764
1,200	Sigma-Aldrich Corp.	65,520
6,025	Smurfit-Stone Container Corp.†	63,624
2,275	Sonoco Products Co.	74,347
600	Southern Copper Corp.(a)	63,078
700	Spartech Corp.	9,870
1,100	Steel Dynamics, Inc.	65,527
3,150	Stillwater Mining Co.†	30,429

See Notes to Financial Statements.

59

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Materials (continued)
1,200	Symyx Technologies, Inc.†	$9,216
2,125	Temple-Inland, Inc.	44,306
1,050	Terra Industries, Inc.†	50,148
250	Texas Industries, Inc.	17,525
2,973	Titanium Metals Corp.(a)	78,636
100	Tronox, Inc., Class A	890
50	United States Lime & Minerals, Inc.†	1,518
2,400	United States Steel Corp.	290,184
1,300	Universal Stainless & Alloy Products, Inc.†	46,241
2,500	US Energy Corp. Wyoming	10,625
2,000	Valspar Corp.	45,080
2,000	Vista Gold Corp.†	10,040
1,944	Vulcan Materials Co.(a)	153,751
1,400	W.R. Grace & Co.†	36,652
100	Wausau Paper Corp.	899
400	Westlake Chemical Corp.	7,596
3,350	Weyerhaeuser Co.	247,029
800	Worthington Industries, Inc.	14,304
50	Zep, Inc.†	694

		10,033,766

Telecommunication Services — 3.3%
600	Alaska Communications Systems Group, Inc	9,000
7,825	American Tower Corp., Class A†	333,345
97,324	AT&T, Inc.	4,044,785
350	Cbeyond, Inc.†	13,647
1,500	Centennial Communications Corp.†	13,935
2,200	CenturyTel, Inc.	91,212
3,925	Cincinnati Bell, Inc.†	18,644
5,951	Citizens Communications Co.	75,756
1,300	Clearwire Corp., Class A†(a)	17,823
200	Cogent Communications Group, Inc.†(a)	4,742
700	Consolidated Communications Holdings, Inc.	13,930
4,500	Crown Castle International Corp.†	187,200
600	D&E Communications, Inc.	8,670
1,957	EMBARQ Corp.	96,930
1,300	Fairpoint Communications, Inc.(a)	16,926
1,200	Fibernet Telecom Group, Inc.†	9,564
100	FiberTower Corp.†	228
2,100	General Communication, Inc., Class A†	18,375
650	Global Crossing, Ltd.†	14,332
600	Globalstar, Inc.†(a)	4,800
1,800	GoAmerica, Inc.†	9,900
2,050	IDT Corp., Class B	17,322
600	InPhonic, Inc.†(a)	8
600	Iowa Telecommunications Services, Inc.	9,756
100	Kratos Defense & Security Solutions, Inc.†	235
1,300	Leap Wireless International, Inc.†	60,632
16,363	Level 3 Communications, Inc.†(a)	49,744
2,900	Metropcs Communications, Inc.†	56,405
2,225	NII Holdings, Inc.†	107,512
200	North Pittsburgh Systems, Inc.	4,538
1,900	PAETEC Holding Corp.†	18,525
800	Premiere Global Services, Inc.†	11,880
600	Price Communications Corp., Escrow Shares	0

See Notes to Financial Statements.

60

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Telecommunication Services (continued)
26,120	Qwest Communications International, Inc.†	$183,101
1,300	Rural Cellular Corp., Class A†	57,317
1,200	SBA Communications Corp., Class A†	40,608
45,354	Sprint Nextel Corp.	595,498
500	SunCom Wireless Holdings, Inc., Class A†	13,340
200	SureWest Communications	3,420
800	Syniverse Holdings, Inc.†	12,464
1,670	Telephone & Data Systems, Inc.	104,542
1,900	TerreStar Corp.†	13,775
3,375	Time Warner Telecom, Inc., Class A†	68,479
400	USA Mobility, Inc.†	5,720
45,509	Verizon Communications, Inc.	1,988,288
600	Vonage Holdings Corp.†(a)	1,380
8,428	Windstream Corp.	109,733

		8,537,966

Utilities — 3.8%
9,910	AES Corp. (The)†	211,975
1,000	AGL Resources, Inc.	37,640
2,400	Allegheny Energy, Inc.	152,664
1,200	Alliant Energy Corp.	48,828
3,400	Ameren Corp.	184,314
5,630	American Electric Power Co., Inc.	262,133
1,300	American States Water Co.	48,984
1,721	Aqua America, Inc.(a)	36,485
1,100	Atmos Energy Corp.	30,844
850	Avista Corp.	18,309
5,100	Centerpoint Energy, Inc.	87,363
400	Cleco Corp.	11,120
3,550	CMS Energy Corp.	61,699
4,000	Consolidated Edison, Inc.	195,400
3,300	Constellation Energy Group, Inc.	338,349
9,190	Dominion Resources, Inc.	436,066
1,500	DPL, Inc.(a)	44,475
3,100	DTE Energy Co.	136,276
19,682	Duke Energy Corp.	396,986
6,400	Dynegy, Inc., Class A†	45,696
4,250	Edison International	226,822
750	El Paso Electric Co.†	19,178
500	Empire District Electric Co. (The)	11,390
690	Energen Corp.	44,319
3,125	Energy East Corp.	85,031
2,500	Entergy Corp.	298,800
2,300	Equitable Resources, Inc.	122,544
10,774	Exelon Corp.	879,589
4,250	FirstEnergy Corp.	307,445
6,060	FPL Group, Inc.	410,747
800	Great Plains Energy, Inc.	23,456
750	Hawaiian Electric Industries, Inc.	17,078
650	IDACORP, Inc.	22,893
1,800	Integrys Energy Group, Inc.	93,042
1,325	ITC Holdings Corp.	74,756
1,300	Laclede Group, Inc. (The)	44,512
2,125	MDU Resources Group, Inc.	58,671
4,725	Mirant Corp.†	184,181
750	National Fuel Gas Co.	35,010
1,300	Nicor, Inc.	55,055
4,415	NiSource, Inc.	83,399
3,000	Northeast Utilities	93,930
3,825	NRG Energy, Inc.†	165,776
2,190	NSTAR	79,322
1,100	OGE Energy Corp.	39,919
2,825	ONEOK, Inc.	126,475
1,425	Ormat Technologies, Inc.	78,389

See Notes to Financial Statements.

61

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	December 31, 2007

Shares		Value
Utilities (continued)
2,650	Pepco Holdings, Inc.	$77,724
5,800	PG&E Corp.	249,922
1,700	Piedmont Natural Gas Co.	44,472
1,400	Pinnacle West Capital Corp.	59,374
700	PNM Resources, Inc.	15,015
1,350	Portland General Electric Co.	37,503
6,700	PPL Corp.	349,003
4,241	Progress Energy, Inc.	205,392
4,200	Public Service Enterprise Group, Inc.	412,608
2,300	Puget Energy, Inc.	63,089
3,300	Questar Corp.	178,530
5,979	Reliant Energy, Inc.†	156,889
1,379	SCANA Corp.	58,125
3,600	Sempra Energy	222,768
3,550	Sierra Pacific Resources	60,279
1,300	SJW Corp.(a)	45,071
11,350	Southern Co.	439,812
1,572	Southern Union Co.	46,154
1,300	Southwest Gas Corp.	38,701
730	Southwest Water Co.	9,140
3,800	TECO Energy, Inc.(a)	65,398
1,300	UGI Corp.	35,425
1,350	UIL Holdings Corp.	49,882
933	Vectren Corp.	27,066
950	Westar Energy, Inc.	24,643
350	WGL Holdings, Inc.	11,466
3,150	Wisconsin Energy Corp.	153,437
6,125	Xcel Energy, Inc.	138,241

		9,742,464

Total Common Stock (Cost $195,307,165)		257,084,026

WARRANTS — 0.0%
211	Expedia, Inc. expire 02/04/09†	515
211	IAC/InterActiveCorp. expire 02/04/09†	50

Total Warrants (Cost $1,075)		565

RIGHTS — 0.0%
119	Total Rights (Cost — )	0

MONEY MARKET FUND — 6.9%
18,070,620	PNC Institutional Money Market Trust 4.92% (Cost 18,070,620)(b)(c)	18,070,620

Total Investments — 106.2% (Cost $213,378,860)		275,155,211
Other Assets & Liabilities, Net — (6.2)%		(16,143,496)

NET ASSETS — 100.0%		$259,011,715

+	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

62

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to the registrant’s Form N-CSR as filed with the SEC on March 10, 2005.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date	March 7, 2008

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President (principal financial officer)

Date	March 7, 2008

*	Print the name and title of each signing officer under his or her signature.